Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	TWO RIVERS WATER Co
Entity Central Index Key	0001302946
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1/A (this ��Post Effective Amendment No. 1��) is being filed pursuant to Section 10(a)(3) of the Securities Act to update the Form S-1/A Registration Statement (Registration No. 333-176932), which was previously
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 1,341	$ 1,500	$ 777	$ 645	$ 2,900
Marketable securities, available for sale (Notes 2,3)	31		137
Advances and accounts receivable	133		87	38
Farm product (Note 2)			43
Deposits and other current assets	50		20	16
Total Current Assets	1,799		1,064	699
Property, equipment and software, net (Note 2)	1,219		1,129	156
Other Assets
Debt issuance costs	527		663
Land (Note 2)	3,657		2,968	1,279
Water rights and infrastructure (Note 2)			28,786	24,216
Options on real estate and water shares (Note 2)				100
Dam and water infrastructure construction in progress (Note 2)	755		848	489
Discontinued operations - assets held for sale (Notes 2, 6)				259
Total Other Assets	35,330		33,265	26,343
TOTAL ASSETS	38,348		35,458	27,198
Current Liabilities:
Accounts payable	384		631	463
Current portion of notes payable (Note 4)	10,795		32
Accrued liabilities	548		495	114
Total Current Liabilities	11,727		1,158	577
Notes Payable - Long Term (Note 4)	7,406		12,104	9,128
Total Liabilities	19,133		13,262	9,705
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	24		23	20
Additional paid-in capital	43,484		39,847	28,949
Accumulated comprehensive (loss)	(15)		(51)
Accumulated (deficit)	(26,444)		(19,785)	(13,587)
Total Two Rivers Water Company Shareholders' Equity	17,049		20,034	15,382
Noncontrolling interest in subsidiary (Note 2)	2,166		2,162	2,111
Total Stockholders' Equity	19,215		22,196	17,493		7,763
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 38,348		$ 35,458	$ 27,198

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	23,258,494	19,782,916
Common stock, outstanding	23,258,494	19,782,916

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Farm revenue						$ 153
Water revenue						15
Member assessments					102	25
Other income	10		11		3	3
Total Revenue	46	48	47	48	105	196
Direct cost of revenue					97	285
Gross Margin (Loss)	46	48	47	48	8	(89)
Operating Expenses:
General and administrative	2,537	1,773	4,631	2,836	6,546	7,494
Depreciation	75	35	128	49	102	24
Total operating expenses	2,612	1,808	4,759	2,885	6,648	7,518
(Loss) from operations	(2,566)	(1,760)	(4,712)	(2,837)	(6,640)	(7,607)
Other income (expense)
Interest expense	(903)	(215)	(1,561)	(383)	(1,298)	(744)
Warrant expense	(242)		(297)	(188)		(218)
Gain on sale of assets					5	40
Gain bargain purchase					1,736
Gain on extinguishment of notes payable					196
Other income (expense)	(36)	1	(36)	8	(14)	13
Total other income (expense)	(1,181)	(214)	(1,894)	(563)	625	(909)
Net (Loss) from continuing operations before taxes	(3,747)	(1,974)	(6,606)	(3,400)	(6,015)	(8,516)
Income tax (provision) benefit (Note 7)
Net (Loss) from continuing operations	(3,747)	(1,974)	(6,606)	(3,400)	(6,015)	(8,516)
Discontinued Operations (Note 10)
Loss from operations of discontinued real estate and mortgage business		(9)		(31)	(132)	(946)
Income tax (provision) benefit from discontinued operations
(Loss) on discontinued operations		(9)		(31)	(132)	(946)
Net (Loss)	(3,747)	(1,983)	(6,606)	(3,431)	(6,147)	(9,462)
Net loss (income) attributable to the noncontrolling interest (Note 2)	(12)	(24)	(4)	(24)	(51)	(4)
Net (Loss) attributable to Two Rivers Water Company	$ (3,759)	$ (2,007)	$ (6,610)	$ (3,455)	$ (6,198)	$ (9,466)
(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.15)	$ (0.09)	$ (0.28)	$ (0.16)	$ (0.27)	$ (0.6)
(Loss) from discontinued operations						$ (0.07)
Total					$ (0.27)	$ (0.67)
Weighted Average Shares Outstanding:
Basic and Dilutive	23,531	22,054	23,374	21,054	22,156	14,148

Consolidated Statements of Cash Flows (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net (Loss)	$ (6,147)	$ (9,462)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102	58
Amortization of debt issuance costs and pre-paids	456
Legendary Investment sale and write off		14
Increase in reserves and impairments (discontinued operations)		499
Loss from REOs sold (discontinued operations)		83
Loss on sale of investments and assets held (discontinued operations)	132	155
(Gain) on extinguishment of notes payables	(196)
(Gain) Bargain Purchase Value adjustment	(1,736)
Realized (Gain) of market securities	(18)
Beneficial conversion		325
Stock based compensation and warrant expense	2,678	5,059
Stock for services	938	298
Options for services	107
Net change in operating assets and liabilities:
Decrease (increase) in income tax receivable	(49)	489
(Increase) in farm product	(43)
(Increase) decrease in deposits, prepaid expenses and other assets	(4)	(36)
Increase in accounts payable	168	182
Increase (decrease) in accrued liabilities and other	400	131
Net Cash (Used in) Operating Activities	(3,212)	(2,205)
Cash Flows from Investing Activities:
Boston real estate and other residential real estate		(381)
Proceeds from REO properties and other assets sold		2,788
Marketable securities purchased	(331)
Marketable securities sold	162
Proceeds from asset held for sale		176
Proceeds from fixed assets sold		19
Purchase of property, equipment and software	(947)	(131)
Purchase of real estate option		(100)
Purchase of land, water shares, infrastructure	(1,064)	(8,012)
Dam construction	(359)	(326)
Other assets		3
Net Cash (Used in) Investing Activities	(2,539)	(5,964)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332
Payment of offering costs	(664)
Payment on note	(38)
Payment on notes payable	(1,179)
Payment for settlement of note payable	(105)
(Decrease) in short term borrowings		(950)
Options and warrants exercised	613
Increase in long term borrowings		6,951
Retirement of Common Stock	(76)	(5)
Private placement - net of offering costs		2,202
Net Cash Provided by Financing Activities	5,883	8,198
Net Increase in Cash & Cash Equivalents	132	29
Beginning Cash & Cash Equivalents	645	616
Ending Cash & Cash Equivalents	777	645
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	435	526
Cash received from income tax refunds		501
Conversion of note receivable for loan on land		295
Common stock issued for land and water share purchase (in Shares)		500
Common stock issued in conjunction with extinguishment of notes payable	1,499
Acquisition of Orlando Reservoir for seller financed note payable	187
Stock issued for partial payment for the purchase of Orlando Reservoir No.II, LLC	1,557
Stock issued for non-controlling interest in HCIC		11,379
Equipment purchases financed	146
Fair value of warrants issued with Series B offering (in Shares)	1,675
Value of beneficial conversion with Series B offering	1,490
Stock & warrants for debt issuance costs	$ 369

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS��� EQUITY (USD $) In Thousands, except Share data	Voting Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated (Deficit)	Non-Controlling Interest	Total
Balances, amount at Dec. 31, 2009	$ 9	$ 9,200		$ (4,121)	$ 2,675	$ 7,763
Balances, shares at Dec. 31, 2009	9,214
Net Income (Loss)				(9,466)	4	(9,466)
Stock-based compensation expense, amount		4,841				4,841
Gain(Loss) attributable to noncontrolling entity						4
Stock issued for services, amount						298
Warrant extension expense (in Dollars per share)		$ 218				$ 218
Beneficial conversion		325				325
Stock issued in exchange for land and water shares and contract labor, amount	1	798				799
Stock issued in exchange for land and water shares and contract labor, shares	723
Stock purchased through private placement, amount	3	2,398				2,401
Stock purchased through private placement, shares	2,400
Direct cost of private placement		(196)				(196)
Stock issued in merger with TRB, amount	7	11,371			(568)	10,810
Stock issued in merger with TRB, shares	7,500
Retirement of Stock - open market purchases, amount		(6)				(6)
Retirement of Stock - open market purchases, shares	(55)
Balances, amount at Dec. 31, 2010	20	28,949		(13,587)	211	17,493
Balances, shares at Dec. 31, 2010	19,782
Net Income (Loss)				(6,112)		(6,198)
Stock-based compensation expense, amount		2,678				2,678
Stock-based compensation expense, shares	2					200,000
Options exercised, amount		563				563
Options exercised, shares	452					452,000
Warrants exercised, amount		50				50
Warrants exercised, shares	50
Warrants issued		1,805				1,805
Options issued for services		107				107
RSUs issued, amount	1	(1)
RSUs issued, shares	1,148
Stock issued in exchange for debt, amount	2	3,330				3,332
Stock issued in exchange for debt, shares	1,372
Gain(Loss) attributable to noncontrolling entity					51	51
Stock issued for services, amount		938				938
Stock issued for services, shares	490
Unrealized gain (loss) on securities available for sale			(51)			(51)
Beneficial conversion
Retirement of Stock - open market purchases, amount		(62)				(62)
Retirement of Stock - open market purchases, shares	(37)
Adjustments from restatement		1,490		(86)		1,404
Balances, amount at Dec. 31, 2011	$ 23	$ 39,847	$ (51)	$ (19,785)	$ 2,162	$ 22,196
Balances, shares at Dec. 31, 2011	23,259

ORGANIZATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

The following is a summary of some of the information contained in this document. Unless the context requires otherwise, references in this document to “Two Rivers Water Company,” or the “Company” is to Two Rivers Water Company and its subsidiaries.

Two Rivers Water Company acquires and develops high yield irrigated farmland and the associated water rights in the Huerfano and Cucharas Rivers watershed in Southeastern Colorado.

The Company owns a 91% interest in the Huerfano Cucharas Irrigation Company, a mutual irrigation company, which interest was purchased in 2010. The Company also purchased the Orlando Reservoir and Butte Valley water rights in February 2011. The Company currently has the right to store 15,000 acre-feet of water1 within the Huerfano and Cucharas river watershed. When the Company’s reservoirs are fully restored, they will have the ability to store in excess of 70,000 acre-feet of water. The Company also has the right to divert from the natural flows of the two rivers in excess of 50 cubic feet per second which historically yields 15,000 acre-feet of water annually, subject to river conditions and competing uses.

The 15,000 acre-feet average is based on a 50+ year period of record and also relies on historic studies of these rights by a variety of engineers at various times. It is common practice within the water industry in Colorado to use long periods of time to create reliable averages of water flow. The Company believes that using averages relating to only recent years can be misleading. If one of those years was particularly dry or wet, it would skew the averages. For example, in four out of the last ten years, there has been an extreme drought in the Western United States and in the Arkansas River watershed, our area of operations. Due to this drought condition, our flow averages for the most recent ten, five and three fiscal years are 8,200 AF, 10,500 AF and 10,400 AF, respectfully. A similar request for the same averages for the decade beginning in 1980 would be about approximately 15,900 AF, 18,500 AF and 17,200 AF.

The Company currently owns approximately 4,700 gross acres of irrigable farmland within the watershed of the Huerfano and Cucharas Rivers, upstream of the Huerfano’s confluence with the Arkansas River. Based on progress in preparing this land for long-term farming, the Company expects that approximately 800 acres of its land will be in production during the 2012 growing season and an additional 2,200 acres of land developed for 2012 fall planting. Each acre of irrigated farmland is capable of producing the equivalent of 200+ bushels of corn or 6 tons of alfalfa during an annual growing season. The Company expects to acquire and develop in excess of 25,000 acres of such farmland within the Huerfano/Cucharas two river watershed within the next five years, subject to capital availability and operational constraints.

The Company expects to acquire and develop the right to divert and store an additional 55,000 acre-feet of water in the two rivers watershed within the next five years.

Two Rivers Water Company plans to operate two core businesses, organic crop production from high yield irrigated farmland and water supply to municipal markets in Huerfano County and the Front Range of Colorado. The Company’s initial crop production will consist of organic premium to supreme alfalfa hay and exchange traded grains. The Company also expects to initiate production of organic vegetable and fruit crops following further development of its water asset portfolio. Based on rotational farm fallowing and other advanced agronomy, the Company expects to be able to support long-term crop production and to supply water on a highly reliable basis for municipal water users within Southeast Colorado.

The Company has expanded operations through various funding mechanisms, which include debt, convertible debt and equity capital. Since inception, the Company has raised and invested over $30 million in assembling and improving assets necessary to support its two integrated businesses. The Company hopes to raise an additional $100 million to support expansion over the next five years in order to fully develop the high yield irrigated farmland and water assets within the Huerfano Cucharas two river basin. We cannot make any assurances that we will be able to raise such funds or whether we would be able to raise such funds on terms that are acceptable to us.

The Company believes it is unique in developing a business model whereby it acquires and develops agricultural assets (both land and associated water rights and facilities) to create a profitable, synergistic relationship between crop production and other water uses in the arid western regions of the United States.

Two Rivers Water Company Corporate Organization

The Company’s organizational structure is illustrated in the above chart. Two Rivers Water Company is the parent company and owns 100% of Two Rivers Farms, LLC and Two Rivers Water, LLC. Two Rivers Farms owns 100% of Two Rivers Farms F-1, LLC and Two Rivers Farms F-2, LLC. Two Rivers Farms also owns unencumbered farmland that will eventually redeveloped and brought into production. Two Rivers Water, LLC owns 91% of the Huerfano-Cucharas Irrigation Company (sometimes referred to elsewhere in this annual report as the Mutual Ditch Company) and 100% of the Orlando Reservoir No. 2 Company LLC.

Two Rivers Farms, LLC (“Farms”) – Our Farming Business

In order to put its water rights and facilities to productive use, the Company formed Farms to manage farms in proximity to our water distribution facilities and has undertaken a program of redeveloping the land, introducing modern agricultural and water management practices including deep plowing, laser leveling and installing efficient irrigation facilities.

During the 2010 growing season, approximately 400 acres of the Company’s land were farmed, primarily for wheat and feed corn, to determine the fertility of the soil and the most efficient and cost effective means of irrigation.

During 2011, the Company developed additional ways to add irrigable acreage. As a result, the Company developed 533 acres in 2011. These additions increased the Company’s farmable acreage to 713. However, because of the extensive drought in the area Farms did not produce a 2011 crop.

Two Rivers Farms F-1, LLC (“F-1”) and Two Rivers Farms F-2, LLC (“F-2”)

On January 21, 2011 the Company formed F-1 to hold certain farming assets and as an entity to raise debt financing for the Company’s expansion of the Farming Business. In February 2011, F-1 sold $2,000,000 in 5% per annum, 3-year convertible promissory notes that also participates in 1/3 of the crop profit from the related land. Proceeds from these notes were used to improve irrigation systems, pay for the farmland and retire seller carry-back debt from the purchase of the Mutual Ditch Company. This allowed water available through the Mutual Ditch Company to be used to irrigate the F-1 farms without encumbrances.

On April 5, 2011 the Company formed F-2 to hold certain farming and water assets and as an entity to raise additional debt for the Company’s expansion of the Farming Business. During the summer of 2011, F-2 sold $5,332,000 in 6% per annum, 3-year convertible promissory notes that also participates in 10% of the crop revenue from the related lands. Further, for each $2.50 borrowed, the lender received a warrant to purchase one common share of the Company’s stock at $2.50. These warrants expire December 31, 2012. Proceeds from these notes were used to acquire the Orlando and additional farmland and to install irrigation systems.

Both F-1 and F-2 lease their farmland and farming assets to Farms as the operator of the Company’s farming activities.

Two Rivers Water Company, LLC (“TR Water”) – our Water Business

During 2011, the Company formed TR Water to secure additional water rights, rehabilitate water diversion, conveyance and storage facilities and to develop one or more special water districts.

The Huerfano-Cucharas Irrigation Company (“Mutual Ditch Company”)

In order to supply its farms with irrigation water, the Company began to acquire shares in the Mutual Ditch Company in order to develop and put to use their water rights on the two rivers. At the time the Mutual Ditch Company was formed in 1944, the water in the two rivers was continuously augmented by groundwater pumped from coal mines that operated in the watershed. The augmented and natural flow of the rivers, along with the water rights and facilities of the Mutual Ditch Company were sufficient to provide reliable irrigation water for the Mutual Ditch Company shareholders and their expanding farm enterprises. However, in the years following World War II, the mines began to cease production and, therefore, stopped pumping groundwater out of the mine shafts and into the river channels. As a result of the reduction in downstream flow in the rivers, the extent of farming in the watershed could no longer be reliably irrigated. In some years, crops failed for lack of late summer irrigation water and, over time, once thriving farms withered. Because of such failures and the reduced flow in the rivers, the shareholders of the Mutual Ditch Company were unable or unwilling to adequately maintain the water diversion, conveyance and storage facilities. Therefore, at the time the Company decided to invest in the Huerfano/Cucharas watershed, the shares in the Mutual Ditch Company had become less valuable and the residual farming in the area had reverted primarily to pasture and dry grazing.

Beginning in 2009, the Company systematically acquired shares in the Mutual Ditch Company and, as of December 31, 2010, had acquired 91% of the shares, which it continues to own. The shares were acquired from willing sellers in a series of negotiated transactions for cash and the Company’s common shares. As the controlling shareholder, the Company currently operates the Mutual Ditch Company and has undertaken a long-term program to refurbish and restore the water management facilities. In order to determine a fair value of the Mutual Ditch Company, management considered the value of the Company’s stock issued and a third-party valuation of the Mutual Ditch Company and concluded the fair value of the Mutual Ditch Company to be $24,196,000, on December 31, 2010 and 2011. The Mutual Ditch Company assets, liabilities and results are consolidated into the Company’s financial statements.

Orlando Reservoir No. 2 Company, LLC (“Orlando”)

Orlando is a Colorado limited liability company originally formed to divert water from the Huerfano River, for storage in the Orlando Reservoir to be re-timed and used for irrigation of farmland in Huerfano and Pueblo Counties. At the time the Company began investing in the Huerfano/Cucharas watershed, Orlando owned the historic diversion structure, a conveyance system and a reservoir and also owned a small amount of irrigable farmland. However, the water facilities were in deteriorated condition. Beginning in January, 2011, through a series of transactions, the latest of which closed on September 7, 2011, the Company acquired 100% ownership of Orlando (through its wholly-owned subsidiary, TR Water) for a combination of cash, stock and seller-financing. Promptly following the acquisition, the Company began the program for refurbishing the facilities to restore their operating efficiency. The stated purchase price for Orlando was $3,450,000; however, for reporting the financial statements dated September 30, 2011 (and pending the results of the independent appraisal), we used the value of Company stock used as partial consideration, the purchase price was computed as $3,156,750 based on cash paid, the seller carry-back note and 650,000 of the Company’s common shares issued to the seller. The purchase price was allocated $3 million to water assets and $100,000 to farm land. The Company also recorded a forgiveness of debt of $384,000.

Following the purchase of Orlando and considering the refurbishment already underway, Orlando was independently appraised as of January 16, 2012 at $5,195,000, considering agricultural irrigation as its highest and best use. This valuation produced a gain from a bargain purchase of $1,736,000 which was allocated $1,520,000 to water assets and $216,000 to land.

The Orlando assets include not only the reservoir, but also the senior-most direct flow water right on the Huerfano River (the #1 priority), along with the #9 priority and miscellaneous junior water rights. These water rights are now integrated with the Company’s other water rights on the Huerfano and Cucharas River to optimize the natural water supply. In addition, the water storage rights, and the physical storage reservoirs, are critical to water supply reliability in the watershed, because the storage system allows the natural spring runoff from snowmelt to be captured and re-timed for delivery to irrigate crops throughout the growing season. Coupled with the Company’s distribution facilities and farmland, these water diversion and storage rights provide consistent supplies to irrigate and grow our crops.

Approximately 1,500 acres of irrigable farmland in the Butte Valley acquired by the Company in connection with the Orlando purchase (the “Lascar-Butte Acres”) is subject to a conditional right to a repurchase by the sellers. The repurchase option is for $1.00 but is only effective on or after September 7, 2021 and only if the sellers have previously offered to purchase from the Company at least 2,500 SFE (single family equivalent) Taps, and tendered payment of a $6,500 Water Resource Fee per SFE Tap pursuant to an agreement. Under that repurchase scenario, the Company would have already begun providing tap water service to the Lascar-Butte Acres and received a minimum of $16,250,000 in Water Resource Fees from sellers. Also, the sellers of Orlando have the right after twenty years to repurchase Lascar-Butte Acres for $3,000,000.

In 2011 and 2012, the Company made substantial improvements to the Lascar-Butte Acres to restore the farmable land and enhance the associated water rights.  These improvements include but are not limited to installing an irrigation system, rebuilding the outlet works and diversion structure at the Orlando Reservoir, rebuilding the Orlando Ditch, laser leveling the farm land, purchasing nearby land, making filings with the water courts to enhance the water rights, and planting sorghum for harvest. These improvements will allow the Company to commence farming on the Lascar-Butte Acres in 2012 with a crop of sorghum. Through December 31, 2011, the Company expended in excess of $1,269,000 in rebuilding and preparing the Lascar-Butte Acres for farming and developing the associated water rights. The Company believes these substantial improvements satisfy certain obligations under, and terminate, an additional Seller’s option to re-purchase the Lascar-Butte Acres. The seller had an option to repurchase the Lascar-Butte Acres by September 7, 2013, if the Company did not use its best efforts to complete substantial improvements to the Lascar-Butte Acres, or if the Company did not commence farming on Lascar-Butte Acres.

All of Two Rivers’ reservoirs are used for irrigation in a similar manner to other reservoirs in the region, with the exception of Pueblo Reservoir which was also constructed for flood control. Direct flow rights are generally senior to most storage rights but typically do not divert early in the spring when storage rights fill. The Arkansas River basin below Pueblo Reservoir also operates a Winter Storage Program that re-allocates winter direct flow rights to storage in reservoirs from November 15 to March 15 each year.

Discontinued Operations

In early 2009, the Company (then named Navidec Financial Services, Inc.) discontinued its short-term real estate lending and development in an effort to reduce its exposure to credit risk. The wind down of discontinued operations was completed by December 31, 2011.

Management plans for funding future operations

As of December 31, 2011, the Company had $777,000 in demand deposits and $137,000 in highly liquid gold EFTs. Subsequent to December 31, 2011 and prior to March 1, 2012, the Company has raised $1,500,000 from a bridge loan.

1 An acre-foot of water is the amount of water required to cover one acre to a depth of one foot. An acre-foot of water contains 325,851 gallons, generally considered enough water to supply two average households for a year. Annual irrigation of alfalfa in Southeastern Colorado consumes approximately three acre-feet of water per acre of crop.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Restatement

We have restated the results for the period ended December 31, 2011, which were reported originally in our Form 10-K filed with the United States Securities and Exchange Commission (the “SEC”) on March 8, 2012.

During the recently completed tri-annual review of the Company’s filing, the SEC recommended enhanced disclosure. Based, in part, on the SEC’s review, the Company has adopted guidance from ASC 470-20 as it relates to its Series B convertible debt.  Previously the Company did not account for the beneficial conversion feature of the Series B debt.   For the year ended December 31, 2011, the beneficial conversion feature increased the Company’s paid in capital and increased the discount on the Series B note by $1,490,000.

Below is detail on the December 31, 2011 restatement.

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$777		$777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$35,458		$35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$631		$631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$35,458		$35,458

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers Water Company and its subsidiaries, Farms, F-1, F-2, TR Water, the HCIC, the Orlando, Bessemer and discontinued operations.  All significant inter-company balances and transactions have been eliminated in consolidation.  The Company has completed the termination of the discontinued operations.

Non-controlling Interest

The Company owns 91% of the HCIC, so the results for the HCIC are consolidated in the Company’s financial statements.  As of June 30, 2012, the non-controlling members’ equity in the HCIC (the remaining 9% ownership interests) was $2,154,000.

Below is the breakdown of the non-controlling interests’ share of gains.

	For the three months ended,		For the six months ended,
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
HCIC	$12,000	$24,000	$4,000	$24,000

The non-controlling interests’ shares are assessed their pro-rata share of expected expenses to operate the HCIC.

Reclassification

Certain amounts previously reported have been reclassified to conform to the current presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions.  These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ materially from those estimates.

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants.  In determining fair value, the accounting standards establish a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs).  Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value.  The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value.  Marketable securities are valued at Level 1 due to readily available market quotes.  The fair value of the Company’s long-term debt, including the current portion, approximate its carrying value.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when resulting crops are sold into the market.  All direct expenses related to farming operations are capitalized as farm product and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the sale of water arising under water rights owned by the HCIC to farmers in the HCIC service area who are not affiliated with the Company.  Water revenues are recognized when the water is invoiced at the established rate per acre foot of water consumed.

Member Assessments

Once per year the HCIC board estimates that company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share.  One-half of the member assessment is recorded in the second quarter of the calendar year and the other one-half of the member assessment is recorded in the fourth quarter of the calendar year.  Assessments paid by Two Rivers Water Company to the HCIC are eliminated in consolidation of our financial statements.

The HCIC does not reserve against any unpaid assessments.  Assessments due, but unpaid, are secured by the member’s shares of the HCIC.  The value of this ownership is significantly greater than the annual assessments.  If assessments are not paid, after proper notifications to the delinquent party and a set time, the shares are offered at the amount of assessments due including interest and fees.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to the Company available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 restricted stock units (“RSUs”), 1,727,562 options and 2,653,424 warrants at December 31, 2011, and the dilutive effect of 7,844,282 RSUs, 1,923,200 options, 2,853,424 warrants and 9,263,531 conversion rights at June 30, 2012 has not been included in the determination of diluted earnings per share because, under ASC 260 their exercise would be anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company.  Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income (Loss) section in the Statement of Changes in Stockholders’ Equity.  At December 31, 2011 and June 30, 2012 the Company had $51,000 and $15,000, respectively, in unrecognized loss.

At December 31, 2011 and June 30, 2012, the Company held $137,000 and $31,000, respectively, in highly liquid gold-based ETFs.  For financial statement presentation, this amount is included in marketable securities available for sale.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment.  The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test.  The new guidance is effective now and has been adopted by the Company.  The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 was intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This guidance is effective now.  The Company’s adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position.  This ASU is effective for periods beginning on or after January 1, 2013.  At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2012 and 2011, none of which is expected to have a material impact on the Company’s financial position, operations or cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Restatement

On July 25, 2012, the Company's management and the Audit Committee of its Board of Directors, after discussions with the Company's independent registered public accounting firm, concluded that the Company did not accurately use the guidance from ASC 470-20 (“Debt with Conversion and Other Options”) as it relates to the accounting of its Series B convertible debt issued in Fiscal Year 2011. Previously the Company did not account for the beneficial conversion feature of the Series B debt. For the year ended December 31, 2011, the beneficial conversion feature increased both the Company’s additional paid in capital account and the discount on the Series B note by $1,490,000, and increased interest expense by $86,000, thereby resulting in a necessary restatement of the Company’s Balance Sheet and Statement of Operations as of December 31, 2011. The Company also reclassified its $76,000 purchase of the Company’s stock from Cash Flows from Investing Activities to Cash Flows from Financing Activities. As a result, the Company is filing this 2011 Form 10-K/A with restated financial statements.

The Company believes that the restatement reflects technical accounting adjustments only. The Company believes that the restatement does not reflect any material economic impact on the Company, any trends in the Company's business or any current or prospective impact on the Company's results of operations.

The following is the detail of the changes to the Company’s consolidated financial statements:

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$ 777		$ 777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$ 35,458		$ 35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$ 631		$ 631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 35,458		$ 35,458

Consolidated Statement of Operations (in thousands)	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Revenue
Farm revenue	$ -		$ -
Water revenue	-		-
Member assessments	102		102
Other income	3		3
Total Revenue	105		105
Direct cost of revenue	97		97
Gross Margin (Loss)	8		8

Operating Expenses:
General and administrative	3,868		3,868
Stock based compensation	2,678		2,678
Depreciation	102		102
Total operating expenses	6,648		6,648
(Loss) from operations	(6,640)		(6,640)

Other income (expense)
Interest expense	(1,212)	(86)	(1,298)
Warrant expense	-		-
Gain (Loss) sale of assets	5		5
Gain bargain purchase	1,736		1,736
Gain (Loss) on extinguishment of notes payable	196		196
Other income (expense)	(14)		(14)
Total other income (expense)	711	(86)	625
Net (Loss) from continuing operations before taxes	(5,929)		(6,015)
Income tax (provision) benefit	-		-
Net (Loss) from continuing operations	(5,929)		(6,015)

Discontinued Operations
Loss from operations of discontinued real estate and mortgage business	(132)		(132)
Income tax (provision) benefit from discontinued operations	-		-
(Loss) on discontinued operations	(132)		(132)
Net (Loss)	(6,061)		(6,147)
Net loss (income) attributable to the noncontrolling interest	(51)		(51)
Net (Loss) attributable to Two Rivers Water Company	$ (6,112)	$ (86)	$ (6,198)

(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.27)		$ (0.27)
(Loss) from discontinued operations	-		-
Total	$ (0.27)		$ (0.27)
Weighted Average Shares Outstanding:
Basic and Dilutive	22,156		22,156

To account for the beneficial conversion feature in the Series B debt, for the three and nine months ended September 30, 2011, the earnings would be reduced by $22,000, which would not have an effect on the reported earnings per share.

Consolidated Statement of Cash Flows (in thousands)
	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Cash Flows from Operating Activities:
Net (Loss)	$ (6,061)	$ (86)	$ (6,147)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102		102
Amortization of debt issuance costs and pre-paids	370	86	456
Legendary Investment sale and write off	-		-
Increase in reserves and impairments (discontinued operations)	-		-
Loss from REOs sold (discontinued operations)	-		-
Loss on sale of investments and assets held (discontinued operations)	132		132
(Gain) on extinguishment of notes payables	(196)		(196)
(Gain) Bargain Purchase Value adjustment	(1,736)		(1,736)
Realized (Gain) of market securities	(18)		(18)
Beneficial conversion	-		-
Stock based compensation and warrant expense	2,678		2,678
Stock for services	938		938
Options for Services	107		107
Net change in operating assets and liabilities:
Decrease (increase) in advances & accounts receivable	(49)		(49)
(Increase) in farm product	(43)		(43)
(Increase) decrease in deposits, prepaid expenses and other assets	(4)		(4)
Increase in accounts payable	168		168
Increase (decrease) in accrued liabilities and other	400		400
Net Cash (Used in) Operating Activities	(3,212)	-	(3,212)

Cash Flows from Investing Activities:
Investments (increased)/decreased
Boston real estate and other residential real estate	-		-
Proceeds from REO properties and other assets sold	-		-
Marketable securities purchased	(331)		(331)
Marketable securities sold	162		162
Retirement of Stock	(76)	76	-
Proceeds from asset held for sale	-		-
Proceeds from fixed assets sold	-		-
Purchase of property, equipment and software	(947)		(947)
Purchase of real estate option	-		-
Purchase of land, water shares, infrastructure	(1,064)		(1,064)
Dam construction	(359)		(359)
Other assets	-		-
Net Cash (Used in) Investing Activities	(2,615)	76	(2,539)

Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332		7,332
Payment of offering costs	(664)		(664)
Payment on notes payable	(1,217)		(1,217)
Payment for settlement of note payable	(105)		(105)
(Decrease) in short term borrowings	-		-
Options and warrants exercised	613		613
Increase in long term borrowings	-		-
Retirement of common stock		(76)	(76)
Private placement - net of offering costs	-		-
Net Cash Provided by Financing Activities	5,959	(76)	5,883
Net Increase in Cash & Cash Equivalents	132		132

Beginning Cash & Cash Equivalents	645		645
Ending Cash & Cash Equivalents	$ 777	$ -	$ 777

Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 435		$ 435
Cash received from income tax refunds	$ -		$ -
Conversion of note receivable for loan on land	$ -		$ -
Common stock issued for land and water share purchase	$ -		$ -
Common stock issued in conjunction with extinguishment of notes payable	$ 1,499		$ 1,499
Acquisition of Orlando Reservoir for seller financed note payable	$ 187		$ 187
Stock issued for partial payment for the purchase of Orlando Reservoir No.2, LLC	$ 1,557		$ 1,557
Stock issued for non-controlling interest in HCIC	$ -		$ -
Equipment purchases financed	$ 146		$ 146
Fair value of warrants issued with Series B offering	$ 1,675		$ 1,675
Value of beneficial conversion with Series B Offering	$ -	$ 1,490	$ 1,490
Stock & warrants for debt issuance costs	$ 369		$ 369

Consolidated Statement of Changes in Stockholders’ Equity
(In thousands)
				Other Comprehensive Income (Expense)
	Voting Common Stock		Additional Paid-in Capital			Non-
					Accumulated (Deficit)	Controlling	Stockholders'
	Shares	Amount				Interest	Equity
Balances, December 31, 2010	19,782	$ 20	$ 28,949	$ -	$ (13,587)	$ 2,111	$ 17,493

Net Income (Loss)	-	-	-	-	(6,112)	-	(6,112)
Stock-based compensation expense	2	-	2,678	-	-	-	2,678
Options Exercised	452	-	563	-	-	-	563
Warrants Exercised	50	-	50	-	-	-	50
Warrants issued	-	-	1,805	-	-	-	1,805
Options issued for services	-	-	107	-	-	-	107
RSUs issued	1,148	1	(1)	-	-	-	-
Stock issued in exchange for debt	1,372	2	3,330	-	-	-	3,332
Gain(Loss) attributable to noncontrolling entity	-	-	-	-	-	51	51
Stock issued for services	490	-	938	-	-	-	938
Unrealized gain (loss) on securities available for sale	-	-	-	(51)	-	-	(51)
Retirement of Stock - open market purchases	(37)	-	(62)	-	-	-	(62)
Adjustments from restatement	-	-	1,490	-	(86)	-	1,404
Balances, December 31, 2011	23,259	$23	$39,847	$(51)	$(19,785)	$2,162	$22,196

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers and its subsidiaries, Farms, F-1, F-2, TR Water, Mutual Ditch Company, Orlando, and discontinued operations. All significant inter-company balances and transactions have been eliminated in consolidation.

On August 17, 2009, Two Rivers and Two Rivers Basin, LLC (“TRB” an unrelated company) formed HCIC Holdings LLC (“HCIC”, a joint venture). Each entity owned 50% interest in HCIC. On September 14, 2010, TRWC purchased 100% of TRB’s ownership of HCIC through a merger and issuance of 7,500,000 shares of the Company’s stock to the members of TRB.

During the period from August 17, 2009 until the merger on September 14, 2010, due to the Company being the sole contributor of operational cash, without which HCIC would be unable to operate, the Company treated its investment in HCIC as a Variable Interest Entity (VIE) and under US GAAP consolidated HCIC (ASC Section 323.10.15 and 323.10.15-6).

On March 17, 2010, Two Rivers formed Two Rivers Farms, LLC and Two Rivers Energy, LLC as its wholly-owned subsidiaries. Therefore, 100% of Farming and Energy operations and balance sheets are consolidated into Two Rivers.

On July 13, 2010, Two Rivers formed Two Rivers Water, LLC as its wholly-owned subsidiary. Therefore, 100% of Water operations and balance sheets are consolidated into Two Rivers.

Non-controlling Interest

Non-controlling interest is recorded for the Mutual Ditch Company that are consolidated but are not wholly owned by the Company.

Below is the breakdown of the non-controlling interest’s share of gains.

	Year ended December 31, 2011	Year ended December 31, 2010
Mutual Ditch Company	$ 51,000	$ 4,000

The Company owns 91% of the Mutual Ditch Company. As of December 31, 2011, the non-controlling members’ equity in the Mutual Ditch Company was $2,162,000.

Reclassification

Certain amounts previously reported have been reclassified to conform to current presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

For purposes of reporting cash flows, Two Rivers Water Company considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments.

Concentration of Credit Risk

Financial instruments that potentially subject Two Rivers to significant concentrations of credit risk include cash equivalents, marketable investments, advances and accounts receivable. The Company maintains its cash and investment balances in the form of bank demand deposits, money market accounts that management believes to be of high credit quality. Accounts receivable are typically uncollateralized and are derived from transactions with and from customers primarily located in the United States.

No revenues to unaffiliated customers represented 10% or more of the Company’s revenue for the year ended December 31, 2011.

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants. In determining fair value, the accounting standards established a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs). Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of cash held as demand deposits, money market and certificates of deposit, marketable investments, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value. Marketable investments are valued at Level 1 due to readily available market quotes. The fair value of the Company’s long-term debt, including the current portion approximated its carrying value. Fair value for long-term debt was estimated based on quoted market prices of the identical debt instruments or values of comparable borrowings.

Nonrecurring Fair Value Measurements:

Business Acquisitions

Acquisition of the Mutual Ditch Company. During the quarter ended March 31, 2010, the Company acquired a majority of the shares of the Mutual Ditch Company. In order to value the acquired assets and liabilities, management considered an independent appraisal of these assets and used Level 2 inputs whereby the water rights were valued using comparable prices in markets that are not active. The infrastructure of the Mutual Ditch Company, including water storage, ditches and diversion points, was valued at replacement cost less physical obsolescence and deterioration. The value of the Mutual Ditch Company as of March 2, 2010 was estimated to be $24,196,000.

Acquisition of the Orlando. During 2011, in a series of step transactions, the Company acquired the Orlando assets. The Company’s management used Level 2 and 3 inputs to determine value and also considered an independent appraisal. Level 2 was used whereby the water rights were valued using comparable prices in markets that are not active. Level 3 was also used where the land and associated water assets were valued at a projected discounted cash flow method using crop production and related expenses. The value of the Orlando was estimated to be $5,195,000. (See also Note 1, Orlando)

Acquisition	Date	Price paid*	Fair Value	Gain/(Loss)
Mutual Ditch Company	2010, Qtr 1	$24,196,000	$24,196,000	-
Orlando	2011, Qtr 3	$3,459,000	$5,195,000	$1,736,000

*Includes cash paid, seller carry back note at face value, and the Company’s stock issued.

Notes Receivable

The Company carries its notes receivable at cost or loan balance, subject to the valuation procedures described below. The book value of these financial instruments is representative of their fair values. As of December 31, 2011 the Company eliminated the one remaining mortgage note receivable from its financial records. However, the Company is continuing its collection process through a law firm action (see Note 11). As of December 31, 2010, the Company had a total of $227,000 invested in mortgages receivable, net of an allowance for bad debt of $144,000.

Investments

Investments in publicly traded equity securities over which Two Rivers does not exercise significant influence are recorded at market value in accordance with ASC 320 "Investments - Debt and Equity Securities," which requires that all applicable investments be classified as trading securities, available for sale securities or held-to-maturity securities. Comprehensive income includes unrealized net gain or loss and changes in equity from the market price variations in stock and warrants held by the Company.

Land

Land acquired for farming is recorded at cost. Some of the land acquired has not been farmed for many years, if not decades. Therefore, additional expenditures are required to make the land ready for efficient farming. Expenditures for leveling the land are added to the cost of the land. Irrigation is not capitalized in the cost of Land (see Property and Equipment below). Land is not depreciated. However, once per year, Management will assess the value of land held, and in their opinion, if the land has become impaired, Management will establish an allowance against the land.

Other Real Estate Owned

Other real estate owned is comprised of real estate and other assets acquired through foreclosure, acceptance of a deed in lieu of foreclosure or otherwise acquired from the debtor in lieu of repayment of the debt. Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. Revenues, expenses and subsequent adjustments to fair value less estimated costs to sell are classified as expenses for other real estate owned. Depreciation is taken on property held and rented or with intent to rent. Depreciation on residential real estate is computed straight-line over 27.5 years.

Intangibles

Two Rivers recognizes the estimated fair value of water rights acquired by the Company’s purchase of stock in the Mutual Ditch Company and Orlando. These intangible assets will not be amortized because they have an indefinite remaining useful life based on many factors and considerations, including, the historical upward valuation of water rights within Colorado.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally on the straight-line method over the estimated useful life of each type of asset which ranges from three to seven years. Maintenance and repairs are charged to expense as incurred; improvements and betterments are capitalized. Upon retirement or disposition, the related costs and accumulated depreciation are removed from the accounts, and any resulting gains or losses are credited or charged to income.

Below is a summary of premises and equipment:

Asset Type	Life in Years	December 31, 2011	December 31, 2010
Office equipment & Furniture	5 – 7	$ 53,000	$ 74,000
Computers	3	38,000	59,000
Vehicles	5	119,000	45,000
Farm equipment	7	289,000	39,000
Mobile office	10	10,000	10,000
Irrigation system	10	822,000	31,000
Website	3	7,000	2,000
Subtotal		1,338,000	260,000
Less Accumulated Depreciation		209,000	104,000
Net Book Value		$ 1,129,000	$ 156,000

Impairments

Property and Equipment

Once per year, under the direction of our Chief Financial Officer, we will review all property, equipment and software owned by the Company and compared the net book value of such assets with the fair market value of each piece of equipment having a net book value greater than $5,000. If it is determined that the net book value is greater than the fair market value, an impairment will be recorded. If impairment is necessary, a loss on the value of the affected asset will be recorded, and the impairment will not be reversed in future periods.

Land

Once per year, under the direction of our Chief Financial Officer, we will review each parcel of land owned by the Company together with improvements to each parcel and compare the carrying cost with the fair market value. If it appears that our carrying value may be greater than the fair market value, an independent appraisal will be ordered. If the appraised value is less than our carrying value, an impairment will be recorded. If impairment is necessary, a loss on the value of our land will be recorded, and the impairment will not be reversed in future periods.

Water rights and infrastructure

Once per year, under the joint direction of our Chief Operating Officer and our Chief Financial Officer, we will assess the value of the water rights held by the Company, comparing our estimated values with recent sales of comparable water rights. In the event that such assessment indicates that the carrying value is greater than the fair market value of the water rights, an impairment will be recorded. If impairment is necessary, a loss on value of our water rights will be recorded, and the impairment will not be reversed in future periods.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when sold into the market. All direct expenses related to farming operations are capitalized as farm inventory and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the lease of water own by the Mutual Ditch Company to farmers in the Mutual Ditch Company service area. Water revenues are recognized when the water is used at invoiced at the agreed upon rate per acre foot of water consumed.

Member Assessments

Once per year the Mutual Ditch Company board estimates the Mutual Ditch Company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share. One-half of the member assessment is recorded in the first quarter of the calendar year and the other one-half of the member assessment is recorded in the third quarter of the calendar year. Assessments paid by Two Rivers Water Company to the Mutual Ditch Company are eliminated in consolidation of the financial statements.

The Mutual Ditch Company does not reserve against any unpaid assessments. Assessments due, but unpaid, are secured by the member’s ownership of the Mutual Ditch Company. The value of this ownership is significantly greater than the annual assessments.

Stock Based Compensation

Beginning January 1, 2006, the Company adopted the provisions of ASC 718 and accounts for stock-based compensation in accordance with ASC 718. Under the fair value recognition provisions of this standard, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation provisions of ASC 718 apply to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

All options granted prior to the adoption of ASC 718 and outstanding during the periods presented were fully-vested at the date of adoption.

In December 2007, the SEC issued Staff Accounting Bulletin (“SAB”) 110 which was issued to express the understanding that the use of a “simplified” method, as discussed in SAB 107 in developing an estimate of expected term of “plain vanilla” share options in accordance with ASC 718 would be acceptable beyond December 31, 2007. The Company adopted this standard beginning January 2008.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

The Company uses a two-step process to evaluate a tax position. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The Company reports tax-related interest and penalties as a component of income tax expense.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2011, is not material to its results of operations, financial condition, or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2011, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current tax law and policy that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company's results of operations, financial condition or cash flows.

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company's previously filed returns. The Company's 2008 and later tax returns are still subject to examination.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to Two Rivers available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 RSUs, 1,727,562 options and 100,000 warrants at December 31, 2011, has not been included in the determination of diluted earnings per share since, under ASC 260 they would anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company. Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income section in the Statement of Changes in Stockholders’ Equity. At December 31, 2011 the Company had $51,000 in unrecognizable loss.

At December 31, 2011, the Company held $137,000 in highly liquid gold-based ETFs. For financial statement presentation, this amount is included in marketable securities held for sale.

At December 31, 2010, no marketable securities were held.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-5 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. generally accepted accounting principles and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity and requiring that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance will be applied retrospectively and early adoption is permitted. This guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position. This ASU is effective for periods beginning on or after January 1, 2013. At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2011 and 2010, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 3 – INVESTMENTS

Marketable securities available for sale

The Company maintains a security trading account. It was opened during 2011. There was no security trading account during 2010. As of December 31, 2011 there was $4,000 in cash and $137,000 in a gold ETF. The Company holds the securities as “available for sale.” Therefore, unrealized gains and losses are recorded as adjustment to other comprehensive income/loss in the Statement of Changes in Stockholders’ Equity and the value of the securities held are adjusted to market value.

Land

Upon purchasing land, the value is recorded at the purchase price or fair value, whichever is more accurate. Costs incurred to prepare the land for the intended purpose, which is efficient irrigated farming, is also capitalized in the recorded cost of the land. No amortization or depreciation is taken on Land.

Water rights and infrastructure

The Company has acquired both direct flow water rights and water storage rights. We have obtained water rights through the purchase of shares in a mutual ditch company, which we did with our purchase of shares in the Mutual Ditch Company, or through the purchase of an entity holding water rights, which we did with our purchase of the Orlando. The Company may also acquire water rights through outright purchase. In all cases, such rights are recognized under decrees of the Colorado water court and administered under the jurisdiction of the Office of the State Engineer.

Upon purchasing water rights, the value is recorded at our purchase price. If a majority interest is acquired in a company holding water assets (potentially with other assets including water delivery infrastructure, right of ways, and land), the Company determines the fair value of the assets. To assist with the valuation, the Company may consider reports from a third-party valuation firm. If the value of the water rights is greater than what the Company paid then a bargain purchase gain is recognized. If the value of the water assets are less than what the Company paid then goodwill is recognized. For the year ended December 31, 2011, the Company recognized a bargain purchase gain from its purchase of Orlando of $1,736,000.

Subsequent to purchase, management periodically evaluates the carrying value of its assets, and if the carrying value is in excess of fair market value, the Company will establish an impairment allowance. Currently, there are no impairments on the Company’s land and water shares. No amortization or depreciation is taken on the water rights.

Options on real estate

As of December 31, 2010, the Company had a $100,000 option on the purchase of certain Orlando assets. This option payment was applied during 2011 for the purchase of Orlando.

Dam and water infrastructure construction in progress

The Company has commenced engineering for the reconstruction of the dam owned by the Mutual Ditch Company. In addition the Company is in the process of rehabilitating various outlet gates, pipes and water gates. These costs are capitalized, and not amortized or depreciated until the dam reconstruction is completed in accordance with ASC 360 and 835.

Reconstruction costs are as follows:

	Year ended
	Dec 31 2011	Dec 31, 2010
Beginning balance	$ 489,000	$163,000
Additions	359,000	326,000
Retirements, deletions	-	-
Depreciation	-	-
Ending Balance	$ 848,000	$ 489,000

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Beginning on September 17, 2009, Two Rivers began acquiring shares in the Mutual Ditch Company and related land from a Mutual Ditch Company shareholder. As part of these acquisitions, many of the sellers financed notes payable with Two Rivers and HCIC. As of December 31, 2010, these loans totaled $9,126,000. As of December 31, 2011, these loans totaled $7,403,000. The notes carry interest at 6% per annum, interest payable monthly, the principal amounts due at various dates from September 1, 2012 through March 31, 2013, and are collateralized by the Mutual Ditch Company shares and land.

As of December 31, 2011, of the $7,403,000 in seller carry back notes, $2,114,000 provides the holders the right to convert some or all of the amounts owing into the Company’s stock at $1/share to $1.25/share. The holder can convert anytime until the note is paid. These notes are due March 31, 2013 and September 30, 2013 with 6% annual interest, with the interest paid monthly.

During the year ended December 31, 2011, the Company exchanged $1,575,000 in Mutual Ditch Company debt into 722,222 shares of the Company’s stock, a cash payment of $37,500, and $37,500 in an unsecured note. An expense due to loss on extinguishment of note payable of $272,000 was recognized due to the difference between the stock price conversion and the fair market value of the Company’s common stock.

During the year ended December 31, 2011, the Company offered holders of HCIC notes the option of an early payoff in exchange for a discount on the face amount of the note. A total of $189,000 of notes was retired early and a gain on forgiveness of the HCIC notes of $84,000 was recognized and is netted against the loss of extinguishment on note payables in the statement of operations.

On January 28, 2011, the Company purchased water storage and direct flow from the Orlando Reservoir No. 2 Company, LLC (“Orlando”) for $3,100,000, which consisted of a cash payment of $100,000 and a seller financed note payable of $3,000,000. The note was due January 28, 2014. Interest is to be paid based on 50% of the Company’s gross profits received from all of the Company’s crop operations payment or sales where the water assets from Orlando are used and $40 per acre foot of water used. The Company was accruing interest at 5% per annum until a better estimate can be made on the payments to be made to Orlando. The holder of the note has an option to convert the amount of all outstanding principal and accrued and unpaid interest into common stock of Two Rivers at the conversion price of $4.00 per share. The Company also recorded a forgiveness of debt of $384,000.

In July 2011, the Company and Orlando renegotiated the purchase of the Orlando LLC for 650,000 shares of the Company’s stock, $1,412,500 cash payment and a seller carryback note of $187,500. The Company shares were valued at $1,557,000. Upon the completion of the Orlando purchase, the Company engaged a water research firm to perform a valuation of Orlando. The valuation report was issued on January 16, 2012 with an approximate value of $5,195,000.

In February 2011 the Company offered a $2,000,000 Series A convertible debt offering. This offering was closed at the end of February, 2011. This offering financed the land, water rights, irrigation, and farm equipment for F-1. The terms of this debt is interest at 6% per annum, one-third of the crop profit and the right to convert debt into Company common stock at $2.50/share. The note is due March 31, 2014. When the debt was issued and closed, the Company’s stock was trading for less than the conversion, so no additional beneficial interest was recognized.

The one-third of crop profit will be recognized as an interest expense upon the sale of the crop. The crop profit is defined as crop revenue less the direct cost of growing and cultivating the crop. Direct costs includes all cost to prepare for planting, planting, caring for the crops planted, harvesting and delivering the crop to market. Further, the crop profit is only from the 500 acres of farmland that secures the Series A debt.

In June 2011, the Company offered a $6,000,000 Series B convertible debt offering. This offering was closed at the end of August 2011 having raised $5,332,000. This offering financed the land, water rights, and irrigation for F-2. The terms of this debt is interest at 6% per annum and 10% of the net-crop revenue of production of farm product from land owned by F-2. Net-crop revenue is defined as the gross selling price of the crops less basis. Basis is the difference between the futures price for a commodity and the local cash price offered by grain buyers. It reflects the cost of marketing grain from one point of sale to another point of sale. The 10% net-crop revenue share is paid on the crops that are produced on the approximately 1,200 acres of farmland that secures the Series B debt.

The Note holders have the right to convert debt into Company common stock at $2.50/share. The notes are due June 30, 2014.

In conjunction with the Series B, the Company issued 2,132,800 warrants to the debt holders that can be converted into the Company shares at $2.50 through December 31, 2012. The Company also issued 171,000 warrants (convertible at $2.50/share) to three broker-dealers with an expiration of September 30, 2014. The fair value of the warrants issued was computed at $1,675,000 for the debt holder warrants. This amount was recorded as a discount on the note and is amortized over the life of the note to interest expense utilizing the effective-interest method. There is an additional $149,000 for the broker dealer warrants, which is amortized over the warrants and recognized as interest expense.

The Company also recorded a beneficial conversion amount with Series B. After accounting for the fair value of the warrants at $0.7854/share, the adjusted Series B conversion is $1.7146/share. Taking into account the various closing dates of the Series B and the respective stock price of our common stock at each closing, the value of the beneficial conversion is $1,490,000. This amount was recorded as a discount on the note and is amortized over the life of the note to interest expense utilizing the effective-interest method. The Company estimated the effective interest rate to be 46% per annum.

Below is a summary of the Company’s long term debt:

Note	Dec 31, 2011 principal balance	Dec 31, 2011 accrued interest	Interest rate	Security
Mutual Ditch seller carry back	$ 7,403,000	$ -	6%	Shares in the Mutual Ditch Company
Orlando purchase	187,500	3,500	7%	188 acres of land
Convertible debt Series A	2,000,000	85,500	6%	F-1 assets
Convertible debt Series B	5,332,000	160,000	6%	F-2 assets
Equipment loans	133,200	-	5 - 8%	Specific equipment
Total	$15,055,700	$249,000
Less: Current portion	(32,000)
Less: Discount on Series B	(2,919,200)
Long Term portion	$12,104,500

Schedule of principal payments due by year:

Year Ending December 31,	Principal Due
2012	$ 32,200
2013	14,953,500
2014	33,000
2015	30,000
2016	7,000
Total	$15,055,700

INFORMATION ON BUSINESS SEGMENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
INFORMATION ON BUSINESS SEGMENTS

NOTE 1 – ORGANIZATION AND BUSINESS

GENERAL

The following is a summary of some of the information contained in this document.  Unless the context requires otherwise, references in this document to “Two Rivers Water Company,” “Two Rivers,” or the “Company” is to Two Rivers Water Company and its subsidiaries.

Two Rivers Water Company acquires and develops high yield irrigated farmland and the associated water rights in the Arkansas River watershed, particularly along the Huerfano and Cucharas Rivers, in Southeastern Colorado.

The Company has acquired 4,915 acres of farmland and associated water rights in the watershed of the Huerfano and Cucharas Rivers.  In order to develop and maximize the value of the farmland and the water rights, the Company also acquires reservoir and interests in mutual irrigation companies.  The Company owns a 91% interest in the Huerfano Cucharas Irrigation Company, a mutual irrigation company.  The Company also purchased the Orlando Reservoir and Butte Valley water rights on the Huerfano River in February 2011.  In June 2012, the Company purchased certain assets, including crops in the ground, farmland and water rights from Dionisio Farms, an operating farm enterprise irrigated by the Bessemer Ditch from the main stem of the Arkansas River.  The Company has also agreed to purchase facilities, equipment and the produce business which is integrated with Dionisio Farms.

Two Rivers Water Company plans to operate two core businesses: (i) organic and conventional crop production from high yield irrigated farmland and (ii) water supply to municipal markets in Huerfano County and the Front Range of Colorado.  The Company’s current crop production consists of high-value, human-consumption vegetable crops, exchange-trade grains (feed corn) and silage.

The Company currently has the right and the physical capability to store 15,000 acre-feet (“AF”) of water1  within the Huerfano and Cucharas Rivers watershed.

Two Rivers Water Company Corporate Organization

The Company’s organizational structure is illustrated in the chart below.  Two Rivers Water Company is the parent company and owns 100% of Two Rivers Farms, LLC and Two Rivers Water, LLC.  Two Rivers Farms owns 100% of Two Rivers Farms F-1, LLC and Two Rivers Farms F-2, LLC.  Two Rivers Farms also owns unencumbered farmland that will eventually be redeveloped and brought into production.  Two Rivers Water, LLC owns 100% of TR Bessemer, LLC (which, in turn, holds 146 shares in the Bessemer Ditch Company), 91% of the Huerfano-Cucharas Irrigation Company (sometimes referred to elsewhere in this quarterly report as the “HCIC”) and 100% of the Orlando Reservoir No. 2 Company LLC (the “Orlando”).

Two Rivers Farms, LLC (“Farms”) – Our Farming Business

In order to put its water rights and facilities to productive use, the Company formed Farms to manage farms in proximity to our water distribution facilities and has undertaken a program of redeveloping the land, introducing modern agricultural and water management practices including deep plowing, laser leveling and installing efficient irrigation facilities.

The Company acquires farmland and associated, established and strategic water rights.  Acquisitions include currently operating and producing farms as well as farmland that has not been cultivated for many years.  For the non-operating land, Two Rivers will make capital improvements to rehabilitate the farm and maximize the beneficial use of the associated water rights.

During the 2010 growing season, approximately 400 acres of the Company’s land were farmed, primarily for wheat and feed corn, to determine the fertility of the soil and the most efficient and cost effective means of irrigation.

During 2011, the Company increased the farmable acreage to 713 acres.  However, because of the extensive drought in the area and because redevelopment of the Orlando and Phase I reconstruction of the Cucharas Reservoirs had not been completed; Farms made the decision to not produce crops on this acreage.

During the current growing season, the Company is growing, harvesting and selling a variety of crops from 405 acres irrigated from the Bessemer Ditch and is also growing roughly 150 acres of sorghum irrigated from the water rights acquired with the Orlando.

1 An acre-foot of water is the amount of water required to cover one acre to a depth of one foot.  An acre-foot of water contains 325,851 gallons, generally considered enough water to supply two average households for a year.  Annual irrigation of alfalfa in Southeastern Colorado consumes approximately three acre-feet of water per acre of crop.

Two Rivers Farms F-1, LLC (“F-1”) and Two Rivers Farms F-2, LLC (“F-2”)

On January 21, 2011 the Company formed F-1 to hold certain farming assets and as an entity to raise convertible debt financing for the Company’s expansion our farming business.  In February 2011, F-1 sold $2,000,000 in 5% per annum, 3-year convertible promissory notes that also participates in 1/3 of the crop profit from the related land.  Proceeds from these notes were used to improve irrigation systems, pay for the farmland and retire seller carry-back debt from the purchase of the HCIC.  This allowed water available through the HCIC to be used to irrigate the F-1 farms without other encumbrances.

On April 5, 2011 the Company formed F-2 to hold certain farming and water assets and as an entity to raise additional convertible debt for the Company’s expansion of our farming business. Proceeds from the notes that were sold in summer 2011, were used to acquire the Orlando and additional farmland and to install irrigation systems.

Both F-1 and F-2 lease their farmland and farming assets to Farms as the operator of the Company’s farming business.  The farms are managed by our employees who are supported, as necessary, by contract seasonal farm workers.

Butte Valley Farms

Through multiple transactions, the Company has acquired irrigable farmland and water rights in the Butte Valley.  This farmland is and will continue to be served by irrigation through the Orlando.

Approximately 1,500 acres of irrigable farmland in the Butte Valley acquired by the Company in connection with the Orlando purchase (the “Lascar-Butte Acres”) is subject to a conditional right to a repurchase by the sellers.  The repurchase option is for $1.00 but is only effective on or after September 7, 2021 and only if the sellers have previously offered to purchase from the Company at least 2,500 SFE (single family equivalent) Taps, and tendered payment of a $6,500 Water Resource Fee per SFE Tap pursuant to an agreement.  Also, the sellers of Orlando have the right after twenty years to repurchase Lascar-Butte Acres for $2,000 per acre.

In 2011 and 2012, the Company made substantial improvements to the Lascar-Butte Acres to restore the farmable land and enhance the associated water rights.  These improvements include but are not limited to installing an irrigation system, rebuilding the outlet works and diversion structure at the Orlando Reservoir, rebuilding the Orlando Ditch, laser leveling the farm land, purchasing nearby land, making filings with the water courts to enhance the water rights, and planting sorghum for harvest.  These improvements allowed the Company to commence farming on the Lascar-Butte Acres in 2012 with a crop of sorghum.  Through July 31, 2012, the Company expended in excess of $2,203,000 in rebuilding and preparing the Lascar-Butte Acres for farming and developing the associated water rights.  The Company believes these substantial improvements satisfy certain obligations under, and terminate, an additional Seller’s option to re-purchase the Lascar-Butte Acres.   The seller had an option to repurchase the Lascar-Butte Acres by September 7, 2013, if the Company did not use its best efforts to complete substantial improvements to the Lascar-Butte Acres, or if the Company did not commence farming on Lascar-Butte Acres.

Dionisio Farms Acquisition

On June 15, 2012, the Company acquired land and water rights from of Dionisio Produce and Farms, LLC and affiliated entities (“Dionisio”).  The Company purchased 146 acres of high yield irrigable farmland, and the accompanying 146 shares of Bessemer Ditch Company, a senior water right holder on the main stem of the Arkansas River, and two supplemental ground water wells.  Further, the Company entered into leases for an additional 279 irrigable acres, of which 83 acres are subject to a 20 year lease.  Dionisio has been producing vegetable crops for over 70 years and has well-established commercial relationships for the sale and distribution of its crops.  The Company is operating these acquired assets under the Dionisio name and has entered into employment agreements with members of the Dionisio family to maintain the experience and skill in producing and marketing of the vegetable crops.

Two Rivers Water Company, LLC (“TR Water”) – our Water Business

During 2011, the Company formed TR Water to secure additional water rights, rehabilitate water diversion, conveyance and storage facilities and to develop one or more special water districts.

Colorado adheres to the Prior Appropriation Doctrine, which provides for a seniority-based allocation system for water which is often described as “first in time, first in right.”  This system is administered by the Office of the State Engineer within the Colorado Division of Water Resources (“DWR”) based on judicial water decrees that define the type of use, seniority and volumetric limit of a water right.  On each tributary, DWR has full-time and seasonal personnel who monitor the flow in the river and allocate the water to individual water rights based on seniority.  Daily information about river conditions and the resulting designation of which water rights are “in priority” are posted on the Internet.  Our farmers maintain regular contact with the local water commissioner to optimize the use of the Company’s water rights.

Direct flow rights are generally senior to storage rights, because direct diversion generally preceded the development of storage reservoirs.  However, direct flow rights typically do not divert early in the spring (before the irrigation season begins), so lower priority storage rights are often exercised to store water early in the season.  The Arkansas River basin below Pueblo Reservoir also operates a Winter Storage Program that re-allocates winter direct flow rights to storage in reservoirs from November 15 to March 15 each year.  Because the Company completed needed physical renovations to both the Orlando and the Cucharas Reservoirs in early 2012, we expect to be able to participate in the Winter Storage Program and store water in both reservoirs for later irrigation use on our farms beginning this year.

The Company also has the right to divert from the natural flows of the two rivers in excess of 50 cubic feet per second which historically yields 15,000 AF of water annually, subject to river conditions and competing uses. The historic average of 15,000 AF of water is derived from a number of sources.  That sum represents the middle of a range of annual water yield which are affected by the changes in weather and resulting hydrology.  A wet year estimate of the yield from our direct flow water rights is approximately 18,000 AF.  A dry year estimate would be closer to 12,000 AF.  In estimating water supply yield, the dry-average-wet method offers a reasonable range of expected diversion.  An exception is made, however, for conditions of extreme drought, which has characterized several years of the most recent decade.  In addition, the current year is likely to be classified as an extremely dry year.  The 15,000 AF of long-term average yield from our direct diversion rights is based on a 50+ year period of record and also relies on historic studies of these rights by a variety of engineers at various times.  Our expectation is that the future conditions will be similar to the past, with cycles of wet, average and dry conditions.  In order to ameliorate the effects of such variations in the yield of our direct flow water rights, the Company has developed and will continue to develop water storage reservoirs and also plans to develop sustainable, supplemental groundwater resources in the Huerfano/Cucharas watershed.  The Company believes that a fully integrated system consisting of annually variable precipitation, a portfolio of direct diversion and storage rights, back-up groundwater production capability, and our storage and distribution facilities will create a reliable, sustainable water supply to support our expanding farming business.

The Company is engaged in refurbishing the water management facilities of the HCIC and the Orlando infrastructure.  When the Company’s reservoirs are fully restored, they will have the physical capability and the associated rights to store in excess of 70,000 acre-feet of water.

TR Bessemer, LLC (“Bessemer”)

Bessemer was formed on June 6, 2012 as a wholly owned subsidiary of TR Water to acquire Bessemer Ditch Company shares associated with productive farmland.  Bessemer’s first acquisition (146 shares) occurred on June 15, 2012 with the acquisition of Dionisio, as discussed above.  The Company plans to purchase, lease, improve and farm additional acreage under the Bessemer Ditch and Bessemer is intended to be the holder of the associated water rights, wells and contracts.

The Huerfano-Cucharas Irrigation Company (the “HCIC”)

In order to supply its farms with irrigation water, the Company began to acquire shares in the HCIC in order to develop and put to use their historic water rights on the two rivers.  At the time the HCIC was formed in 1944, the water in the two rivers was continuously augmented by groundwater pumped from coal mines that operated in the watershed.  The augmented and natural flow of the rivers, along with the water rights and facilities of the HCIC were sufficient to provide reliable irrigation water for the HCIC mutual company’s shareholders and their expanding farm enterprises.  However, in the years following World War II, the mines began to cease production and, therefore, stopped pumping groundwater out of the mine shafts and into the river channels.  As a result of the reduction in downstream flow in the rivers, the extent of farming in the watershed could no longer be reliably irrigated.  In some years, crops failed for lack of late summer irrigation water and, over time, once thriving farms withered.  Because of such failures and the reduced flow in the rivers, the shareholders of the HCIC were unable or unwilling to adequately maintain the water diversion, conveyance and storage facilities.  Therefore, at the time the Company decided to invest in the Huerfano/Cucharas watershed, the shares in HCIC had become less valuable and the residual farming in the area had reverted primarily to pasture and dry grazing.

Beginning in 2009, the Company systematically acquired shares in the HCIC and, as of December 31, 2010, had acquired 91% of the shares, which it continues to own.   The shares were acquired from willing sellers in a series of negotiated transactions for cash and the Company’s common shares.  As the controlling shareholder, the Company currently operates the HCIC and has undertaken a long-term program to refurbish and restore the water management facilities.

Orlando Reservoir No. 2 Company, LLC (the “Orlando”)

The Orlando is a Colorado limited liability company originally formed to divert water from the Huerfano River for storage in the Orlando Reservoir to be re-timed and used for irrigation of farmland in Huerfano and Pueblo Counties.  At the time the Company began investing in the Huerfano/Cucharas watershed, the Orlando owned an historic diversion structure, a conveyance system and a reservoir and also owned a small amount of irrigable farmland.  However, the water facilities were in deteriorated condition.  Beginning in January, 2011, through a series of transactions, the latest of which closed on September 7, 2011, the Company acquired 100% ownership of the Orlando (through its wholly-owned subsidiary, TR Water) for a combination of cash, stock and seller-financing.  Promptly following the acquisition, the Company began the program for refurbishing the facilities to restore their operating efficiency.  During the quarter ended June 30, 2012, the Company completed projects to refurbish the Orlando irrigation infrastructure; these projects were partially funded through long-term loans to the Company from the Colorado Water Conservation Board.

The Orlando assets include not only the reservoir, but also the most senior direct flow water right on the Huerfano River (the #1 priority), along with the #9 priority and miscellaneous junior water rights.  These water rights are now integrated with the Company’s other water rights on the Huerfano and Cucharas River to optimize the natural water supply.  In addition, the water storage rights and the physical storage reservoirs are critical to water supply reliability in the watershed, because the storage system allows the natural spring runoff from snowmelt to be captured and re-timed for delivery to irrigate crops throughout the growing season.  Coupled with the Company’s distribution facilities and farmland, these water diversion and storage rights are expected to provide consistent supplies to irrigate and grow our crops.

Discontinued Operations

In early 2009, the Company (then named Navidec Financial Services, Inc.) discontinued its short-term real estate lending and development in an effort to reduce its exposure to credit risk.  The wind down of discontinued operations was completed by December 31, 2011.

Management plans for funding future operations

During the six months ended June 30, 2012, the Company placed a $3,994,000 bridge loan (the “Bridge Loan”) with a group of private lenders, including the Company’s CEO who lent $994,000 of the total.  The Bridge Loan is unsecured, pays monthly interest at 12% per annum, and is due October 31, 2012.  The holders of the Bridge Loan also received one share of the Company’s stock for each $10 of loan principal, and the principal of the Bridge Loan is convertible into the Company’s common stock under certain conditions. The Company anticipates retiring any portion of the Bridge Loan not converted to common stock from the proceeds of a take-out equity financing currently under development.

As of June 30, 2012, the Company had $1,341,000 in demand deposits and $31,000 in highly liquid gold ETFs.  These funds, along with the anticipated additional debt and equity financing are expected to provide sufficient capital to implement the Company’s business plans through 2013.

NOTE 5 – Information on Business Segments

We organize our business segments based on the nature of the products and services offered. We focus on the Water and Farming Business with Two Rivers Water Company as the Parent company. Therefore, we report our segments by these lines of businesses: Farms and Water. Farms contain all of our Farming Business (Farms, F-1, F-2). Water contains our Water Business (Mutual Ditch Company and Orlando). Our Parent category is not a separate reportable operating segment. Segment allocations may differ from those on the face of the income statement.

In the following tables of financial data, the total of the operating results of these business segments is reconciled, as appropriate, to the corresponding consolidated amount. There are some corporate expenses that were not allocated to the business segments, and these expenses are contained in the “Total Operating Expenses” under Parent.

Operating results for each of the segments of the Company are as follows (in thousands):

	For the year ended December 31, 2011					For the year ended December 31, 2010
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$ -	-	97	-	97	$ -	-	25	-	25
Farm revenue	-	-	-	-	-	-	153	-	-	153
Water revenue	-	-	-	-	-	15	-	-	-	15
Other & misc.	-	2	5	-	7	-	3	-	-	3
	-	2	102	-	104	15	156	25	-	196
Less: direct cost of revenue	-	97	-	-	97	-	285	-	-	285
Gross Margin	-	(95)	102	-	7	15	(129)	25	-	(89)
Total Operating Expenses	(5,548)	(589)	(640)	-	(6,777)	(5,924)	(457)	(1,137)	-	(7,518)
Total Other Income/(Expense)	(160)	1,652	(652)	-	840	(909)	-	-	-	(909)
Net (Loss) Income from continuing operations before income taxes	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Non-controlling interest	-	-	(51)	-	(51)	-	-	(4)	-	(4)
Net (Loss) Income	$(5,708)	968	(1,241)	(131)	(6,112)	$(6,818)	(586)	(1,116)	(946)	(9,466)
Segment assets	$ 1,563	7,127	26,763	5	35,458	$ 849	105	26,236	8	27,198

EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
EQUITY TRANSACTIONS

NOTE 6 - EQUITY TRANSACTIONS

Common Stock

During the year ended December 31, 2010 the Company’s Board authorized a private placement of up to 5,000,000 shares at $1.00 per share to accredited investors. This offering was closed on August 31, 2010 with gross proceeds of $2,900,000, representing issuance of 2,900,000 shares of the Company’s common stock, less $196,000 in direct offering costs. The gross proceeds include the issuance of 500,000 shares valued at $1.00 per share for the purchase of land and water shares in the Mutual Ditch Company.

During the year ended December 31, 2010 the Company issued 223,333 shares valued at $296,000 in exchanged for services provided by consultants and directors. This included 20,000 shares issued to the non-employee board of directors.

During the year ended December 31, 2011 the Company had the following common stock transactions:

•	During February 70,000 shares of our common stock were issued in exchange for consulting services.
•	In March, a total of 722,000 shares were issued to a creditor of the Company, as payment in full for the debt in the amount of $1,575,000. At the time of the transaction, the fair value of the Company’s common stock exceeded the amount of debt retired, which resulted in a loss from debt retirement of $272,000.
•	During April, we issued 100,000 shares of our common stock in exchange for consulting services.
•	In July and September, we issued 650,000 shares of our common stock in partial payment for the purchase the Orlando.
•	During September, we issued 120,000 shares of our common stock in exchange for consulting services.
•	During December 200,000 shares of our common stock in exchange for consulting services.
•	During 2011, we issued 1,148,000 shares under our 2011 Long Term Stock Incentive Plan
•	During 2011, 452,000 options and 50,000 warrants were exercised.

Stock Options and Restrictive Stock Units (RSUs)

The Company has a Stock Incentive Plan (the "Incentive Plan"), that allows the Company to grant incentive stock options and/or purchase rights (collectively "Rights") to officers, employees, former employees and consultants of the Company and its subsidiaries. The Board has given the ability to grant Rights to the CEO.

It is estimated that $7,523,000 in stock-based expense is remaining to be expensed in future periods, which will be fully amortized by December 31, 2015.

The Company can issue stock awards and options for nonemployee services. If stock is granted, the Company values the stock using an average of the closing price of the Company’s stock over the period that the service was rendered. If options are granted, the Company uses the Black-Scholes model for determining fair value. The parameters for the Black-Scholes model are detailed later in this Note.

A summary of the Two Rivers 2005 Option Plan (“2005 Plan”) is as follows:

	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2010	3,631,510	$1.38
Granted	20,000	2.00
Cancelled	(1,905,948)	1.41
Expired	-	-
Exercised	-	-
Outstanding, January 1, 2011	1,745,562	1.37
Granted	434,666	1.44
Cancelled	-	-
Expired	-	-
Exercised	452,362	1.25
Outstanding, December 31, 2011	1,727,866	$1.34
Options Exercisable , December 31, 2011	1,701,199	$1.31

During the year ended December 31, 2011, $600,500 in option and warrant expense was recognized, and $91,000 options previously issued and recorded at fair value was recorded as cost of debt and accreted to interest expense.

During the year ended December 31, 2011, the Company issued 394,666 options with a $1.25/share strike price and vesting immediately to a consultant as compensation for the consultant’s work in the F-1 and F-2 convertible debt offering and closing. Using the Black-Scholes method, the fair value of these options is estimated to be $791,000. Since these options were issued in conjunction with the successful debt placement, the fair value is being amortized over the three-year life of the convertible note, or $61,000 per quarter and is recognized as interest expense.

A summary of the Northsight option plan is as follows:

	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2009	582,777	$0.50
Granted	-	-
Cancelled	(562,777)	$0.50
Expired	-	-
Exercised	-	-
Outstanding, January 1, 2010	20,000	$0.50
Granted	200,000	$0.50
Cancelled	(20,000)	$0.50
Expired	-	-
Exercised	-	-
Outstanding, December 31, 2010	200,000	$ 0.50
Options Exercisable , December 31, 2010	200,000	$ 0.50

During the year ended December 31, 2010, the Company converted for an employee 20,000 Northsight stock options to 20,000 options in Two Rivers.

Northsight issued 200,000 of its stock options to the purchaser of Legendary. Using the Black-Scholes model of fair value, the total expense to recognize was less than $1,000 and therefore no expense was recognized.

If all of the Northsight options outstanding at December 31, 2011 were exercised, the impact on the minority interest would be immaterial.

The Black-Scholes model of fair value was used using the following variables:

Expected stock price volatility	122%
Risk-free interest rate	2.64%
Expected option life (years)	3.3 to 5.2
Expected annual dividend yield	0%

The fair value of each option award is estimated on the date of grant using a Black-Scholes option pricing model that uses the assumptions noted in the table below. Because this option valuation model incorporates ranges of assumptions for inputs, those ranges are disclosed above. The Company utilizes historical volatility of other entities in a similar line of business for a period commensurate with the contractual term of the underlying financial instruments and used weekly intervals for price observations. The Company will continue to consider the volatilities of those entities unless circumstances change such that the identified entities are no longer similar to the Company or until there is sufficient information available to utilize the Company’s own stock volatility. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company believes these estimates and assumptions are reliable. However, these estimates and assumptions may change in the future based on actual experience as well as market conditions.

During the year ended December 31, 2010, the Company converted 1,905,948 of its stock options to RSUs. Under ASC 718, a computation was made to perform a fair value of the options and the fair value of the RSUs. Further, during the year ended December 31, 2010, an additional 3,807,140 RSUs were granted to the Company’s key employees. The expense recognized for the year ended December 31, 2011 and 2010, is $2,678,000 and $4,841,000, respectively. Upon the change of RSU vesting schedules, the valuation of the RSUs were recomputed and amortized in 2010. The RSUs vest over a three year period, beginning in January, 2011.

A summary of the Two Rivers 2011 Long-Term Stock Incentive Plan (“2011 Plan”) is as follows:

Shares
Outstanding, January 1, 2010	-
Granted	5,713,088
Cancelled	-
Expired	-
Exercised	-
Outstanding, January 1, 2011	5,713,088
Granted	50,000
Cancelled	500,000
Expired	-
Exercised	1,147,614
Outstanding, December 31, 2011	4,115,474
RSUs Exercisable , December 31, 2011	-

Warrants

At the Company’s Board meeting held on February 26, 2010, the Board authorized to extend its existing warrants from a May and July, 2010 expiration date to an expiration date of December 31, 2010. At the Company’s Board meeting held on December 16, 2010, the Board authorized to extend its $1.00 warrants from a December 31, 2010 expiration to an expiration date of December 31, 2011. Due to the extension of the warrant expiration date, a new fair value calculation was performed using the Black-Scholes method. Based on this calculation, an expense of $218,000 was recognized for the year ended December 31, 2010.

Additionally, on May 3, 2011 the company issued 750,000 warrants to purchase one share of our common stock each for $2.00 per share to our investment banker, a registered broker-dealer, as compensation for being engaged as our financial advisor. Subsequent to the May 3, 2011 agreement and before December 31, 2012 the Company entered into an agreement whereby the investment banker’s warrants were reduced to 250,000 with a purchase price of $2.00/share.

As of December 31, 2011, the Company has the following warrants outstanding to purchase common stock:

No. of Warrants	Exercise Price Per Share	Expiration Date
100,000	$1.00	December 31, 2011*
2,132,800	$2.50	December 31, 2012
170,624	$2.50	September 29, 2014
250,000	$2.50	May 3, 2016

*These warrants were subsequently extended to expire on June 30, 2012.

During the year ended December 31, 2011, 50,000 warrants were exercised at $1/share with net proceeds of $50,000 to the Company.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 7 – Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (formerly Statement of Financial Accounting Standard No., 109, Accounting for Income Taxes). Under the provisions of ASC 740, a deferred tax asset or liability (net of a valuation allowance) is provided in the financial statements by applying the provisions of applicable laws to measure the deferred tax consequences of temporary differences that will result in taxable or deductible amounts in future years as a result of events recognized in the financial statements in the current or preceding years.

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes consists of the following:

	Years ended December 31,
	2011	2010
Federal statutory rate	34.00%	34.00%
Effect of:
State taxes, net of federal tax benefit	3.06%	3.06%
Valuation allowance	(37.06%)	(37.06%)
Effective income tax rate	- %	- %

Income tax provision is summarized below (in thousands):

	Years ended December 31,
	2011	2010
Current expense (benefit)
Federal	$ -	$ -
State	-	-
Total current	-	-
Deferred expense (benefit)
Federal	(2,461)	(1,407)
State	(221)	(127)
Total deferred	(2,682)	(1,534)
Less: valuation allowance	2,682	1,534
Total	$ -	$ -

We will recognize future accrued interest and penalties related to unrecognized tax benefits in income tax expense if incurred. At December 31, 2011 we had no unrecognized tax benefits in income tax expense, and do not expect any in 2012. Our income tax returns are no longer subject to Federal tax examinations by tax authorities for year before 2008 and state examinations for years before 2007.

The components of the deferred tax asset are as follows (in thousands):

Year ended Dec. 31, 2011
Current deferred tax assets:
Net operating loss carryforwards	$ (4,216)
Bargain purchase	(643)
RSU & stock option expense	993
Entertainment & other items	7

Total current deferred tax assets	(3,860)
Valuation allowance	3,860
Effective income tax rate	$ -

For the year ended December 31, 2011 and December 31, 2010 the deferred tax asset of $2,682,000 and $1,534,000, respectively, for a total of $4,216,000 is not recognized, since management has determined the tax benefit cannot be reasonably assured of being used in the near future. The net operating loss carryforward, if not used, will expire in various years through 2030, and is severely restricted as per the Internal Revenue Code if there is a change in ownership. The following is a summary of the combined net operating loss carryforward (in thousands):

	Federal	Colorado
Total projected tax carryforward into 2012 and beyond	$ (8,571)	(3,214)

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
DISCONTINUED OPERATIONS

NOTE 8 – DISCONTINUED OPERATIONS

During the year ended December 31, 2009, the Company decided to shift its focus from the short term residential mortgage banking and ownership of residential rental property to the Water Project. In order to assist in the funding of the Water Project, the Company began an orderly liquidation of its mortgage and real estate assets. This liquidation has been completed by December 31, 2011.

The assets to be liquidated are presented at the lower of cost or current market values, as of December 31, 2011 and December 31, 2010 and are detailed as follows:

(in thousands)	Dec 31, 2011	Dec 31, 2010
Mortgages receivable	$ -	371
Thomas Park project	-	-
Other real estate owned	-	123
Subtotal	-	494
Less allowances and depreciation	-	(237)
Net book value of property to sell	-	257
Less amounts owed on real estate to be sold	-	-
Net projected proceeds from mortgage receivables, Thomas Park, and other real estate owned	$ -	257

Within the discontinued operations, during the year ended December 31, 2011 and 2010, the Company recognized a loss on disposal of real estate of $7,000 and a loss of $153,000, respectively.

Within the discontinued operations, and not including the loss on disposal of real estate, during the year ended December 31, 2011 and 2010, the Company had $ - and $76,000 in revenue, respectively.

On June 30, 2010, the Company sold its 100% interest in Legendary to its acting broker, a previous employee of Legendary, for a sales price of $9,000 plus the buyer assuming the office lease. Legendary’s business consisted of residential real estate brokerage and residential real estate management in the Phoenix area. The Company recognized a net gain of $12,000 in the year ended December 31, 2010.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Operating Leases

In August 2005, the Company along with its subsidiary, Northsight entered into an office lease for the Phoenix operations for a monthly payment of $6,697, plus pass throughs, per month. The lease expired July 31, 2010.

In February 2008, the Company opened offices at 2000 S. Colorado Blvd, Suite 200, Denver, Colorado. The lease for this office was $4,701 per month, plus pass throughs. The lease expired March 15, 2011. The Company has entered into a new 12-month lease (expiring March 15, 2012) at the same location for $1,100 per month. In February 2012, this lease was extended for an additional 24 months.

The amounts due at the base rate are as follows:

Period	Amount Due
2012	$ 15,000
2013	$ 16,000

Two Rivers has entered into a water lease arrangement with Pueblo Board of Water Works. The lease is effective in 2012, has a term of five years, and calls for annual payments of $100,000 beginning in April, 2012. The annual payments can be escalated based upon the percentage increase, if any, over the previous year of the PBWW water rates for its general customers for treated water. The lease is for up to 500 acre feet of water per year. There are no further obligations under this lease.

The purpose of the lease is two-fold; a) to establish an appropriation of a water right for exchange from the Arkansas River main stream water to various Two Rivers’ reservoirs, and b) to provide supplemental irrigation water for our farming operations through releases from those reservoirs.

Defined Contribution Plan

Two Rivers does not have a defined contribution plan.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

In August 2009, the Company signed a one year lease for office space to be used by Two Rivers Water Company in Walsenburg Colorado. The rate is $600 per month. The building is owned by an officer of a subsidiary of the Company. Management believes that this rent payment approximates the fair market value. This lease was terminated in January, 2011 and replaced by a month-to-month signage lease at $200 per month.

On January 29, 2010, the Company purchased 5 shares of the Mutual Ditch Company from a company that is owned by a current director of the Company with a seller carry back note of $9,000, or 90% of the purchase price. The Company paid the same amount per share and financing as to other sellers of shares of the Mutual Ditch Company. In January 2011, the Company offered to prepay seller financing notes for a 50% discount. On February 21, 2011, the Company paid $5,000 to fully pay the $9,000 note.

LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS

NOTE 11 – LEGAL PROCEEDINGS

Carson Suit

The Company was a co-defendant in a lawsuit filed on April 2, 2008 in Jackson County Circuit Court in Missouri. The Company loaned money to Lydia Carson (borrower) to purchase a home in Kansas City Missouri. The plaintiffs claimed they had a superior lien on the property that was in place before the borrower borrowed money from the Company for the purchase. On June 30, 2010, the amount owed by Lydia Carson to the Company was $253,000 (note balance of $315,000 less escrow held of $62,000). On April 27, 2010 the Company received a judgment granting the Company a first lien position. The Company is in the process of attempting to collect the judgment; however, due to the uncertainty of collection, this judgment was removed from the Company’s financial records.

Morrow Suit

The Company was notified in September 2009 that it was named as a defendant in a lawsuit that alleges either the Company or another third party bank did not have a proper promissory note and deed of trust against a short-term mortgage loan made to a borrower in April 2008 (“Morrow” loan and suit). After the Company made the Morrow loan, the note was improperly transferred to Jaguar. When the Company discovered the improper transfer, the Company requested Jaguar to return all documents to the Company or fund the loan. On August 4, 2008, Jaguar re-assigned the note and deed of trust back to the Company. However, Jaguar never returned to the Company the original lending file and documentation. During the period of time that Jaguar was in possession of the Morrow file, the lawsuit alleges that Jaguar used the Morrow note and deed of trust to obtain money from another third-party bank.

Morrow sold the property representing the security interest via the deed of trust in the note in February 2009. Closing occurred through a title company with title insurance issued. At the closing, the Company received $77,000 as payoff on the Morrow note. Therefore, the other third party bank did not receive any proceeds. Presently the third party bank is suing the current owner of the property that Morrow sold for payment on the note. The property owner has filed a complaint in State of Colorado, Adam County District Court naming Northsight and the third party bank as defendants. The plaintiff seeks either Northsight to pay the third party bank or for the third party bank to release its claim to the property. If Northsight is not successful in its defense, then its exposure is $77,000 plus potential fees and interest.

The Company believes it properly received the proceeds and is being represented by legal counsel to defend its position. However, to avoid additional legal fees and potential exposure, the Company is in the process of offering a settlement to the plaintiff. The Company has posted $100,000 with the court in respect to this matter.

There are no other legal actions that name the Company and/or its officers and directors as defendants.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the financial statements were available to be issued.

The Company’s board approved a bridge loan to provide additional capital for the expansion of its farming business. The bridge loan is due June 30, 2012, can be extended an additional 2 months, has interest at 12% per annum, and provides for a stock incentive of 1 share of the Company’s stock for each $10 borrowed. As of March 1, 2012, $1,500,000 was raised from the bridge loan offering.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Restatement

Restatement

On July 25, 2012, the Company's management and the Audit Committee of its Board of Directors, after discussions with the Company's independent registered public accounting firm, concluded that the Company did not accurately use the guidance from ASC 470-20 (“Debt with Conversion and Other Options”) as it relates to the accounting of its Series B convertible debt issued in Fiscal Year 2011. Previously the Company did not account for the beneficial conversion feature of the Series B debt. For the year ended December 31, 2011, the beneficial conversion feature increased both the Company’s additional paid in capital account and the discount on the Series B note by $1,490,000, and increased interest expense by $86,000, thereby resulting in a necessary restatement of the Company’s Balance Sheet and Statement of Operations as of December 31, 2011. The Company also reclassified its $76,000 purchase of the Company’s stock from Cash Flows from Investing Activities to Cash Flows from Financing Activities. As a result, the Company is filing this 2011 Form 10-K/A with restated financial statements.

The Company believes that the restatement reflects technical accounting adjustments only. The Company believes that the restatement does not reflect any material economic impact on the Company, any trends in the Company's business or any current or prospective impact on the Company's results of operations.

The following is the detail of the changes to the Company’s consolidated financial statements:

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$ 777		$ 777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$ 35,458		$ 35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$ 631		$ 631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 35,458		$ 35,458

Consolidated Statement of Operations (in thousands)	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Revenue
Farm revenue	$ -		$ -
Water revenue	-		-
Member assessments	102		102
Other income	3		3
Total Revenue	105		105
Direct cost of revenue	97		97
Gross Margin (Loss)	8		8

Operating Expenses:
General and administrative	3,868		3,868
Stock based compensation	2,678		2,678
Depreciation	102		102
Total operating expenses	6,648		6,648
(Loss) from operations	(6,640)		(6,640)

Other income (expense)
Interest expense	(1,212)	(86)	(1,298)
Warrant expense	-		-
Gain (Loss) sale of assets	5		5
Gain bargain purchase	1,736		1,736
Gain (Loss) on extinguishment of notes payable	196		196
Other income (expense)	(14)		(14)
Total other income (expense)	711	(86)	625
Net (Loss) from continuing operations before taxes	(5,929)		(6,015)
Income tax (provision) benefit	-		-
Net (Loss) from continuing operations	(5,929)		(6,015)

Discontinued Operations
Loss from operations of discontinued real estate and mortgage business	(132)		(132)
Income tax (provision) benefit from discontinued operations	-		-
(Loss) on discontinued operations	(132)		(132)
Net (Loss)	(6,061)		(6,147)
Net loss (income) attributable to the noncontrolling interest	(51)		(51)
Net (Loss) attributable to Two Rivers Water Company	$ (6,112)	$ (86)	$ (6,198)

(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.27)		$ (0.27)
(Loss) from discontinued operations	-		-
Total	$ (0.27)		$ (0.27)
Weighted Average Shares Outstanding:
Basic and Dilutive	22,156		22,156

To account for the beneficial conversion feature in the Series B debt, for the three and nine months ended September 30, 2011, the earnings would be reduced by $22,000, which would not have an effect on the reported earnings per share.

Consolidated Statement of Cash Flows (in thousands)
	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Cash Flows from Operating Activities:
Net (Loss)	$ (6,061)	$ (86)	$ (6,147)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102		102
Amortization of debt issuance costs and pre-paids	370	86	456
Legendary Investment sale and write off	-		-
Increase in reserves and impairments (discontinued operations)	-		-
Loss from REOs sold (discontinued operations)	-		-
Loss on sale of investments and assets held (discontinued operations)	132		132
(Gain) on extinguishment of notes payables	(196)		(196)
(Gain) Bargain Purchase Value adjustment	(1,736)		(1,736)
Realized (Gain) of market securities	(18)		(18)
Beneficial conversion	-		-
Stock based compensation and warrant expense	2,678		2,678
Stock for services	938		938
Options for Services	107		107
Net change in operating assets and liabilities:
Decrease (increase) in advances & accounts receivable	(49)		(49)
(Increase) in farm product	(43)		(43)
(Increase) decrease in deposits, prepaid expenses and other assets	(4)		(4)
Increase in accounts payable	168		168
Increase (decrease) in accrued liabilities and other	400		400
Net Cash (Used in) Operating Activities	(3,212)	-	(3,212)

Cash Flows from Investing Activities:
Investments (increased)/decreased
Boston real estate and other residential real estate	-		-
Proceeds from REO properties and other assets sold	-		-
Marketable securities purchased	(331)		(331)
Marketable securities sold	162		162
Retirement of Stock	(76)	76	-
Proceeds from asset held for sale	-		-
Proceeds from fixed assets sold	-		-
Purchase of property, equipment and software	(947)		(947)
Purchase of real estate option	-		-
Purchase of land, water shares, infrastructure	(1,064)		(1,064)
Dam construction	(359)		(359)
Other assets	-		-
Net Cash (Used in) Investing Activities	(2,615)	76	(2,539)

Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332		7,332
Payment of offering costs	(664)		(664)
Payment on notes payable	(1,217)		(1,217)
Payment for settlement of note payable	(105)		(105)
(Decrease) in short term borrowings	-		-
Options and warrants exercised	613		613
Increase in long term borrowings	-		-
Retirement of common stock		(76)	(76)
Private placement - net of offering costs	-		-
Net Cash Provided by Financing Activities	5,959	(76)	5,883
Net Increase in Cash & Cash Equivalents	132		132

Beginning Cash & Cash Equivalents	645		645
Ending Cash & Cash Equivalents	$ 777	$ -	$ 777

Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 435		$ 435
Cash received from income tax refunds	$ -		$ -
Conversion of note receivable for loan on land	$ -		$ -
Common stock issued for land and water share purchase	$ -		$ -
Common stock issued in conjunction with extinguishment of notes payable	$ 1,499		$ 1,499
Acquisition of Orlando Reservoir for seller financed note payable	$ 187		$ 187
Stock issued for partial payment for the purchase of Orlando Reservoir No.2, LLC	$ 1,557		$ 1,557
Stock issued for non-controlling interest in HCIC	$ -		$ -
Equipment purchases financed	$ 146		$ 146
Fair value of warrants issued with Series B offering	$ 1,675		$ 1,675
Value of beneficial conversion with Series B Offering	$ -	$ 1,490	$ 1,490
Stock & warrants for debt issuance costs	$ 369		$ 369

Consolidated Statement of Changes in Stockholders’ Equity
(In thousands)
				Other Comprehensive Income (Expense)
	Voting Common Stock		Additional Paid-in Capital			Non-
					Accumulated (Deficit)	Controlling	Stockholders'
	Shares	Amount				Interest	Equity
Balances, December 31, 2010	19,782	$ 20	$ 28,949	$ -	$ (13,587)	$ 2,111	$ 17,493

Net Income (Loss)	-	-	-	-	(6,112)	-	(6,112)
Stock-based compensation expense	2	-	2,678	-	-	-	2,678
Options Exercised	452	-	563	-	-	-	563
Warrants Exercised	50	-	50	-	-	-	50
Warrants issued	-	-	1,805	-	-	-	1,805
Options issued for services	-	-	107	-	-	-	107
RSUs issued	1,148	1	(1)	-	-	-	-
Stock issued in exchange for debt	1,372	2	3,330	-	-	-	3,332
Gain(Loss) attributable to noncontrolling entity	-	-	-	-	-	51	51
Stock issued for services	490	-	938	-	-	-	938
Unrealized gain (loss) on securities available for sale	-	-	-	(51)	-	-	(51)
Retirement of Stock - open market purchases	(37)	-	(62)	-	-	-	(62)
Adjustments from restatement	-	-	1,490	-	(86)	-	1,404
Balances, December 31, 2011	23,259	$23	$39,847	$(51)	$(19,785)	$2,162	$22,196

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers Water Company and its subsidiaries, Farms, F-1, F-2, TR Water, the HCIC, the Orlando, Bessemer and discontinued operations.  All significant inter-company balances and transactions have been eliminated in consolidation.  The Company has completed the termination of the discontinued operations.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers and its subsidiaries, Farms, F-1, F-2, TR Water, Mutual Ditch Company, Orlando, and discontinued operations. All significant inter-company balances and transactions have been eliminated in consolidation.

On August 17, 2009, Two Rivers and Two Rivers Basin, LLC (“TRB” an unrelated company) formed HCIC Holdings LLC (“HCIC”, a joint venture). Each entity owned 50% interest in HCIC. On September 14, 2010, TRWC purchased 100% of TRB’s ownership of HCIC through a merger and issuance of 7,500,000 shares of the Company’s stock to the members of TRB.

During the period from August 17, 2009 until the merger on September 14, 2010, due to the Company being the sole contributor of operational cash, without which HCIC would be unable to operate, the Company treated its investment in HCIC as a Variable Interest Entity (VIE) and under US GAAP consolidated HCIC (ASC Section 323.10.15 and 323.10.15-6).

On March 17, 2010, Two Rivers formed Two Rivers Farms, LLC and Two Rivers Energy, LLC as its wholly-owned subsidiaries. Therefore, 100% of Farming and Energy operations and balance sheets are consolidated into Two Rivers.

On July 13, 2010, Two Rivers formed Two Rivers Water, LLC as its wholly-owned subsidiary. Therefore, 100% of Water operations and balance sheets are consolidated into Two Rivers.

Non-controlling Interest

Non-controlling Interest

Non-controlling interest is recorded for the Mutual Ditch Company that are consolidated but are not wholly owned by the Company.

Below is the breakdown of the non-controlling interest’s share of gains.

	Year ended December 31, 2011	Year ended December 31, 2010
Mutual Ditch Company	$ 51,000	$ 4,000

The Company owns 91% of the Mutual Ditch Company. As of December 31, 2011, the non-controlling members’ equity in the Mutual Ditch Company was $2,162,000.

Reclassification		Reclassification Certain amounts previously reported have been reclassified to conform to current presentation.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions.  These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of reporting cash flows, Two Rivers Water Company considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject Two Rivers to significant concentrations of credit risk include cash equivalents, marketable investments, advances and accounts receivable. The Company maintains its cash and investment balances in the form of bank demand deposits, money market accounts that management believes to be of high credit quality. Accounts receivable are typically uncollateralized and are derived from transactions with and from customers primarily located in the United States.

No revenues to unaffiliated customers represented 10% or more of the Company’s revenue for the year ended December 31, 2011.

Fair Value of Measurements and Disclosures		Fair Value of Measurements and Disclosures
Fair Value of Assets and Liabilities Acquired

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants. In determining fair value, the accounting standards established a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs). Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

Recurring Fair Value Measurements:

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of cash held as demand deposits, money market and certificates of deposit, marketable investments, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value. Marketable investments are valued at Level 1 due to readily available market quotes. The fair value of the Company’s long-term debt, including the current portion approximated its carrying value. Fair value for long-term debt was estimated based on quoted market prices of the identical debt instruments or values of comparable borrowings.

Nonrecurring Fair Value Measurements:

Nonrecurring Fair Value Measurements:

Business Acquisitions

Acquisition of the Mutual Ditch Company. During the quarter ended March 31, 2010, the Company acquired a majority of the shares of the Mutual Ditch Company. In order to value the acquired assets and liabilities, management considered an independent appraisal of these assets and used Level 2 inputs whereby the water rights were valued using comparable prices in markets that are not active. The infrastructure of the Mutual Ditch Company, including water storage, ditches and diversion points, was valued at replacement cost less physical obsolescence and deterioration. The value of the Mutual Ditch Company as of March 2, 2010 was estimated to be $24,196,000.

Acquisition of the Orlando. During 2011, in a series of step transactions, the Company acquired the Orlando assets. The Company’s management used Level 2 and 3 inputs to determine value and also considered an independent appraisal. Level 2 was used whereby the water rights were valued using comparable prices in markets that are not active. Level 3 was also used where the land and associated water assets were valued at a projected discounted cash flow method using crop production and related expenses. The value of the Orlando was estimated to be $5,195,000. (See also Note 1, Orlando)

Acquisition	Date	Price paid*	Fair Value	Gain/(Loss)
Mutual Ditch Company	2010, Qtr 1	$24,196,000	$24,196,000	-
Orlando	2011, Qtr 3	$3,459,000	$5,195,000	$1,736,000

*Includes cash paid, seller carry back note at face value, and the Company’s stock issued.

Notes Receivable

Notes Receivable

The Company carries its notes receivable at cost or loan balance, subject to the valuation procedures described below. The book value of these financial instruments is representative of their fair values. As of December 31, 2011 the Company eliminated the one remaining mortgage note receivable from its financial records. However, the Company is continuing its collection process through a law firm action (see Note 11). As of December 31, 2010, the Company had a total of $227,000 invested in mortgages receivable, net of an allowance for bad debt of $144,000.

Investments

Investments

Investments in publicly traded equity securities over which Two Rivers does not exercise significant influence are recorded at market value in accordance with ASC 320 "Investments - Debt and Equity Securities," which requires that all applicable investments be classified as trading securities, available for sale securities or held-to-maturity securities. Comprehensive income includes unrealized net gain or loss and changes in equity from the market price variations in stock and warrants held by the Company.

Land

Land

Land acquired for farming is recorded at cost. Some of the land acquired has not been farmed for many years, if not decades. Therefore, additional expenditures are required to make the land ready for efficient farming. Expenditures for leveling the land are added to the cost of the land. Irrigation is not capitalized in the cost of Land (see Property and Equipment below). Land is not depreciated. However, once per year, Management will assess the value of land held, and in their opinion, if the land has become impaired, Management will establish an allowance against the land.

Other Real Estate Owned

Other Real Estate Owned

Other real estate owned is comprised of real estate and other assets acquired through foreclosure, acceptance of a deed in lieu of foreclosure or otherwise acquired from the debtor in lieu of repayment of the debt. Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. Revenues, expenses and subsequent adjustments to fair value less estimated costs to sell are classified as expenses for other real estate owned. Depreciation is taken on property held and rented or with intent to rent. Depreciation on residential real estate is computed straight-line over 27.5 years.

Intangibles

Intangibles

Two Rivers recognizes the estimated fair value of water rights acquired by the Company’s purchase of stock in the Mutual Ditch Company and Orlando. These intangible assets will not be amortized because they have an indefinite remaining useful life based on many factors and considerations, including, the historical upward valuation of water rights within Colorado.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally on the straight-line method over the estimated useful life of each type of asset which ranges from three to seven years. Maintenance and repairs are charged to expense as incurred; improvements and betterments are capitalized. Upon retirement or disposition, the related costs and accumulated depreciation are removed from the accounts, and any resulting gains or losses are credited or charged to income.

Below is a summary of premises and equipment:

Asset Type	Life in Years	December 31, 2011	December 31, 2010
Office equipment & Furniture	5 – 7	$ 53,000	$ 74,000
Computers	3	38,000	59,000
Vehicles	5	119,000	45,000
Farm equipment	7	289,000	39,000
Mobile office	10	10,000	10,000
Irrigation system	10	822,000	31,000
Website	3	7,000	2,000
Subtotal		1,338,000	260,000
Less Accumulated Depreciation		209,000	107,000
Net Book Value		$ 1,129,000	$ 153,000

Impairments

Impairments

Property and Equipment

Once per year, under the direction of our Chief Financial Officer, we will review all property, equipment and software owned by the Company and compared the net book value of such assets with the fair market value of each piece of equipment having a net book value greater than $5,000. If it is determined that the net book value is greater than the fair market value, an impairment will be recorded. If impairment is necessary, a loss on the value of the affected asset will be recorded, and the impairment will not be reversed in future periods.

Land

Once per year, under the direction of our Chief Financial Officer, we will review each parcel of land owned by the Company together with improvements to each parcel and compare the carrying cost with the fair market value. If it appears that our carrying value may be greater than the fair market value, an independent appraisal will be ordered. If the appraised value is less than our carrying value, an impairment will be recorded. If impairment is necessary, a loss on the value of our land will be recorded, and the impairment will not be reversed in future periods.

Water rights and infrastructure

Once per year, under the joint direction of our Chief Operating Officer and our Chief Financial Officer, we will assess the value of the water rights held by the Company, comparing our estimated values with recent sales of comparable water rights. In the event that such assessment indicates that the carrying value is greater than the fair market value of the water rights, an impairment will be recorded. If impairment is necessary, a loss on value of our water rights will be recorded, and the impairment will not be reversed in future periods.

Revenue Recognition

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when resulting crops are sold into the market.  All direct expenses related to farming operations are capitalized as farm product and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the sale of water arising under water rights owned by the HCIC to farmers in the HCIC service area who are not affiliated with the Company.  Water revenues are recognized when the water is invoiced at the established rate per acre foot of water consumed.

Member Assessments

Once per year the HCIC board estimates that company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share.  One-half of the member assessment is recorded in the second quarter of the calendar year and the other one-half of the member assessment is recorded in the fourth quarter of the calendar year.  Assessments paid by Two Rivers Water Company to the HCIC are eliminated in consolidation of our financial statements.

The HCIC does not reserve against any unpaid assessments.  Assessments due, but unpaid, are secured by the member’s shares of the HCIC.  The value of this ownership is significantly greater than the annual assessments.  If assessments are not paid, after proper notifications to the delinquent party and a set time, the shares are offered at the amount of assessments due including interest and fees.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to the Company available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 restricted stock units (“RSUs”), 1,727,562 options and 2,653,424 warrants at December 31, 2011, and the dilutive effect of 7,844,282 RSUs, 1,923,200 options, 2,853,424 warrants and 9,263,531 conversion rights at June 30, 2012 has not been included in the determination of diluted earnings per share because, under ASC 260 their exercise would be anti-dilutive.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when sold into the market. All direct expenses related to farming operations are capitalized as farm inventory and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the lease of water own by the Mutual Ditch Company to farmers in the Mutual Ditch Company service area. Water revenues are recognized when the water is used at invoiced at the agreed upon rate per acre foot of water consumed.

Member Assessments

Once per year the Mutual Ditch Company board estimates the Mutual Ditch Company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share. One-half of the member assessment is recorded in the first quarter of the calendar year and the other one-half of the member assessment is recorded in the third quarter of the calendar year. Assessments paid by Two Rivers Water Company to the Mutual Ditch Company are eliminated in consolidation of the financial statements.

The Mutual Ditch Company does not reserve against any unpaid assessments. Assessments due, but unpaid, are secured by the member’s ownership of the Mutual Ditch Company. The value of this ownership is significantly greater than the annual assessments.

Stock Based Compensation

Stock Based Compensation

Beginning January 1, 2006, the Company adopted the provisions of ASC 718 and accounts for stock-based compensation in accordance with ASC 718. Under the fair value recognition provisions of this standard, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation provisions of ASC 718 apply to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

All options granted prior to the adoption of ASC 718 and outstanding during the periods presented were fully-vested at the date of adoption.

In December 2007, the SEC issued Staff Accounting Bulletin (“SAB”) 110 which was issued to express the understanding that the use of a “simplified” method, as discussed in SAB 107 in developing an estimate of expected term of “plain vanilla” share options in accordance with ASC 718 would be acceptable beyond December 31, 2007. The Company adopted this standard beginning January 2008.

Income Taxes

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

The Company uses a two-step process to evaluate a tax position. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The Company reports tax-related interest and penalties as a component of income tax expense.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2011, is not material to its results of operations, financial condition, or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2011, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current tax law and policy that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company's results of operations, financial condition or cash flows.

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company's previously filed returns. The Company's 2008 and later tax returns are still subject to examination.

Net Income (Loss) per Share

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to Two Rivers available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 RSUs, 1,727,562 options and 100,000 warrants at December 31, 2011, has not been included in the determination of diluted earnings per share since, under ASC 260 they would anti-dilutive.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company.  Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income (Loss) section in the Statement of Changes in Stockholders’ Equity.  At December 31, 2011 and June 30, 2012 the Company had $51,000 and $15,000, respectively, in unrecognized loss.

At December 31, 2011 and June 30, 2012, the Company held $137,000 and $31,000, respectively, in highly liquid gold-based ETFs.  For financial statement presentation, this amount is included in marketable securities available for sale.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company. Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income section in the Statement of Changes in Stockholders’ Equity. At December 31, 2011 the Company had $51,000 in unrecognizable loss.

At December 31, 2011, the Company held $137,000 in highly liquid gold-based ETFs. For financial statement presentation, this amount is included in marketable securities held for sale.

At December 31, 2010, no marketable securities were held.

Recently issued Accounting Pronouncements

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment.  The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test.  The new guidance is effective now and has been adopted by the Company.  The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 was intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This guidance is effective now.  The Company’s adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position.  This ASU is effective for periods beginning on or after January 1, 2013.  At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2012 and 2011, none of which is expected to have a material impact on the Company’s financial position, operations or cash flows.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-5 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. generally accepted accounting principles and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity and requiring that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance will be applied retrospectively and early adoption is permitted. This guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position. This ASU is effective for periods beginning on or after January 1, 2013. At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2011 and 2010, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Consolidated Balance Sheet (in thousands)
Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$ 777		$ 777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$ 35,458		$ 35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$ 631		$ 631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 35,458		$ 35,458

Consolidated Statement of Operations (in thousands)
Consolidated Statement of Operations (in thousands)	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Revenue
Farm revenue	$ -		$ -
Water revenue	-		-
Member assessments	102		102
Other income	3		3
Total Revenue	105		105
Direct cost of revenue	97		97
Gross Margin (Loss)	8		8

Operating Expenses:
General and administrative	3,868		3,868
Stock based compensation	2,678		2,678
Depreciation	102		102
Total operating expenses	6,648		6,648
(Loss) from operations	(6,640)		(6,640)

Other income (expense)
Interest expense	(1,212)	(86)	(1,298)
Warrant expense	-		-
Gain (Loss) sale of assets	5		5
Gain bargain purchase	1,736		1,736
Gain (Loss) on extinguishment of notes payable	196		196
Other income (expense)	(14)		(14)
Total other income (expense)	711	(86)	625
Net (Loss) from continuing operations before taxes	(5,929)		(6,015)
Income tax (provision) benefit	-		-
Net (Loss) from continuing operations	(5,929)		(6,015)

Discontinued Operations
Loss from operations of discontinued real estate and mortgage business	(132)		(132)
Income tax (provision) benefit from discontinued operations	-		-
(Loss) on discontinued operations	(132)		(132)
Net (Loss)	(6,061)		(6,147)
Net loss (income) attributable to the noncontrolling interest	(51)		(51)
Net (Loss) attributable to Two Rivers Water Company	$ (6,112)	$ (86)	$ (6,198)

(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.27)		$ (0.27)
(Loss) from discontinued operations	-		-
Total	$ (0.27)		$ (0.27)
Weighted Average Shares Outstanding:
Basic and Dilutive	22,156		22,156

Consolidated Statement of Cash Flows (in thousands)
Consolidated Statement of Cash Flows (in thousands)
	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Cash Flows from Operating Activities:
Net (Loss)	$ (6,061)	$ (86)	$ (6,147)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102		102
Amortization of debt issuance costs and pre-paids	370	86	456
Legendary Investment sale and write off	-		-
Increase in reserves and impairments (discontinued operations)	-		-
Loss from REOs sold (discontinued operations)	-		-
Loss on sale of investments and assets held (discontinued operations)	132		132
(Gain) on extinguishment of notes payables	(196)		(196)
(Gain) Bargain Purchase Value adjustment	(1,736)		(1,736)
Realized (Gain) of market securities	(18)		(18)
Beneficial conversion	-		-
Stock based compensation and warrant expense	2,678		2,678
Stock for services	938		938
Options for Services	107		107
Net change in operating assets and liabilities:
Decrease (increase) in advances & accounts receivable	(49)		(49)
(Increase) in farm product	(43)		(43)
(Increase) decrease in deposits, prepaid expenses and other assets	(4)		(4)
Increase in accounts payable	168		168
Increase (decrease) in accrued liabilities and other	400		400
Net Cash (Used in) Operating Activities	(3,212)	-	(3,212)

Cash Flows from Investing Activities:
Investments (increased)/decreased
Boston real estate and other residential real estate	-		-
Proceeds from REO properties and other assets sold	-		-
Marketable securities purchased	(331)		(331)
Marketable securities sold	162		162
Retirement of Stock	(76)	76	-
Proceeds from asset held for sale	-		-
Proceeds from fixed assets sold	-		-
Purchase of property, equipment and software	(947)		(947)
Purchase of real estate option	-		-
Purchase of land, water shares, infrastructure	(1,064)		(1,064)
Dam construction	(359)		(359)
Other assets	-		-
Net Cash (Used in) Investing Activities	(2,615)	76	(2,539)

Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332		7,332
Payment of offering costs	(664)		(664)
Payment on notes payable	(1,217)		(1,217)
Payment for settlement of note payable	(105)		(105)
(Decrease) in short term borrowings	-		-
Options and warrants exercised	613		613
Increase in long term borrowings	-		-
Retirement of common stock		(76)	(76)
Private placement - net of offering costs	-		-
Net Cash Provided by Financing Activities	5,959	(76)	5,883
Net Increase in Cash & Cash Equivalents	132		132

Beginning Cash & Cash Equivalents	645		645
Ending Cash & Cash Equivalents	$ 777	$ -	$ 777

Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 435		$ 435
Cash received from income tax refunds	$ -		$ -
Conversion of note receivable for loan on land	$ -		$ -
Common stock issued for land and water share purchase	$ -		$ -
Common stock issued in conjunction with extinguishment of notes payable	$ 1,499		$ 1,499
Acquisition of Orlando Reservoir for seller financed note payable	$ 187		$ 187
Stock issued for partial payment for the purchase of Orlando Reservoir No.2, LLC	$ 1,557		$ 1,557
Stock issued for non-controlling interest in HCIC	$ -		$ -
Equipment purchases financed	$ 146		$ 146
Fair value of warrants issued with Series B offering	$ 1,675		$ 1,675
Value of beneficial conversion with Series B Offering	$ -	$ 1,490	$ 1,490
Stock & warrants for debt issuance costs	$ 369		$ 369

Consolidated Statement of Changes in Stockholders��� Equity (in thousands)
Consolidated Statement of Changes in Stockholders’ Equity
(In thousands)
				Other Comprehensive Income (Expense)
	Voting Common Stock		Additional Paid-in Capital			Non-
					Accumulated (Deficit)	Controlling	Stockholders'
	Shares	Amount				Interest	Equity
Balances, December 31, 2010	19,782	$ 20	$ 28,949	$ -	$ (13,587)	$ 2,111	$ 17,493

Net Income (Loss)	-	-	-	-	(6,112)	-	(6,112)
Stock-based compensation expense	2	-	2,678	-	-	-	2,678
Options Exercised	452	-	563	-	-	-	563
Warrants Exercised	50	-	50	-	-	-	50
Warrants issued	-	-	1,805	-	-	-	1,805
Options issued for services	-	-	107	-	-	-	107
RSUs issued	1,148	1	(1)	-	-	-	-
Stock issued in exchange for debt	1,372	2	3,330	-	-	-	3,332
Gain(Loss) attributable to noncontrolling entity	-	-	-	-	-	51	51
Stock issued for services	490	-	938	-	-	-	938
Unrealized gain (loss) on securities available for sale	-	-	-	(51)	-	-	(51)
Retirement of Stock - open market purchases	(37)	-	(62)	-	-	-	(62)
Adjustments from restatement	-	-	1,490	-	(86)	-	1,404
Balances, December 31, 2011	23,259	$23	$39,847	$(51)	$(19,785)	$2,162	$22,196

Non-controlling interest���s share of gains
	Year ended December 31, 2011	Year ended December 31, 2010
Mutual Ditch Company	$ 51,000	$ 4,000

Acquisitions
Acquisition	Date	Price paid*	Fair Value	Gain/(Loss)
Mutual Ditch Company	2010, Qtr 1	$24,196,000	$24,196,000	-
Orlando	2011, Qtr 3	$3,459,000	$5,195,000	$1,736,000

Premises and equipment
Asset Type	Life in Years	December 31, 2011	December 31, 2010
Office equipment & Furniture	5 – 7	$ 53,000	$ 74,000
Computers	3	38,000	59,000
Vehicles	5	119,000	45,000
Farm equipment	7	289,000	39,000
Mobile office	10	10,000	10,000
Irrigation system	10	822,000	31,000
Website	3	7,000	2,000
Subtotal		1,338,000	260,000
Less Accumulated Depreciation		209,000	104,000
Net Book Value		$ 1,129,000	$ 156,000

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Investments reconstruction costs
	Year ended
	Dec 31 2011	Dec 31, 2010
Beginning balance	$ 489,000	$163,000
Additions	359,000	326,000
Retirements, deletions	-	-
Depreciation	-	-
Ending Balance	$ 848,000	$ 489,000

NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Summary of Company's long term debt
Note	Dec 31, 2011 principal balance	Dec 31, 2011 accrued interest	Interest rate	Security
Mutual Ditch seller carry back	$ 7,403,000	$ -	6%	Shares in the Mutual Ditch Company
Orlando purchase	187,500	3,500	7%	188 acres of land
Convertible debt Series A	2,000,000	85,500	6%	F-1 assets
Convertible debt Series B	5,332,000	160,000	6%	F-2 assets
Equipment loans	133,200	-	5 - 8%	Specific equipment
Total	$15,055,700	$249,000
Less: Current portion	(32,000)
Less: Discount on Series B	(2,919,200)
Long Term portion	$12,104,500

Schedule of principal payments due by year
Year Ending December 31,	Principal Due
2012	$ 32,200
2013	14,953,500
2014	33,000
2015	30,000
2016	7,000
Total	$15,055,700

INFORMATION ON BUSINESS SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Operating results for each of the segments of the Company
	For the six months ended June 30, 2012					For the six months ended June 30, 2011
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$-	-	-	-	-	$-	-	48	-	48
Farm revenue	-	-	-	-	-	-	-	-	-	-
Water revenue	-	-	36	-	36	-	-	-	-	-
Other & misc.	-	-	11	-	11	-	-	-	-	-
	-	-	47	-	47	-	-	48	-	48
Less: direct cost of revenue	-	-	-	-	-	-	-	-	-	-
Gross Margin	-	-	47	-	47	-	-	48	-	48
Total Operating Expenses	3,618	647	495	-	4,760	(2,409)	(248)	(228)	-	(2,885)
Total Other Income/(Expense)	1,024	646	223	-	1,893	(37)	(100)	(426)	-	(563)
Net (Loss) Income from continuing operations before income taxes	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	-	-	-	-	-	(31)	(31)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	-	-	-	-	-	(31)	(31)
Non-controlling interest	-	-	4	-	4	-	-	(24)	-	(24)
Net (Loss) Income	$(4,642)	(1,293)	(675)	-	(6,610)	$(2,446)	(348)	(630)	(31)	(3,455)
Segment assets	$1,959	9,135	27,254	-	38,348	$888	1,002	29,497	10	31,397

	For the year ended December 31, 2011					For the year ended December 31, 2010
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$ -	-	97	-	97	$ -	-	25	-	25
Farm revenue	-	-	-	-	-	-	153	-	-	153
Water revenue	-	-	-	-	-	15	-	-	-	15
Other & misc.	-	2	5	-	7	-	3	-	-	3
	-	2	102	-	104	15	156	25	-	196
Less: direct cost of revenue	-	97	-	-	97	-	285	-	-	285
Gross Margin	-	(95)	102	-	7	15	(129)	25	-	(89)
Total Operating Expenses	(5,548)	(589)	(640)	-	(6,777)	(5,924)	(457)	(1,137)	-	(7,518)
Total Other Income/(Expense)	(160)	1,652	(652)	-	840	(909)	-	-	-	(909)
Net (Loss) Income from continuing operations before income taxes	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Non-controlling interest	-	-	(51)	-	(51)	-	-	(4)	-	(4)
Net (Loss) Income	$(5,708)	968	(1,241)	(131)	(6,112)	$(6,818)	(586)	(1,116)	(946)	(9,466)
Segment assets	$ 1,563	7,127	26,763	5	35,458	$ 849	105	26,236	8	27,198

EQUITY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of the Two Rivers 2005 Option Plan
	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2010	3,631,510	$1.38
Granted	20,000	2.00
Cancelled	(1,905,948)	1.41
Expired	-	-
Exercised	-	-
Outstanding, January 1, 2011	1,745,562	1.37
Granted	434,666	1.44
Cancelled	-	-
Expired	-	-
Exercised	452,362	1.25
Outstanding, December 31, 2011	1,727,866	$1.34
Options Exercisable , December 31, 2011	1,701,199	$1.31

Summary of the Northsight option plan
	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2009	582,777	$0.50
Granted	-	-
Cancelled	(562,777)	$0.50
Expired	-	-
Exercised	-	-
Outstanding, January 1, 2010	20,000	$0.50
Granted	200,000	$0.50
Cancelled	(20,000)	$0.50
Expired	-	-
Exercised	-	-
Outstanding, December 31, 2010	200,000	$ 0.50
Options Exercisable , December 31, 2010	200,000	$ 0.50

Stock price volatility

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants.  In determining fair value, the accounting standards establish a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs).  Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value.  The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value.  Marketable securities are valued at Level 1 due to readily available market quotes.  The fair value of the Company’s long-term debt, including the current portion, approximate its carrying value.

Expected stock price volatility	122%
Risk-free interest rate	2.64%
Expected option life (years)	3.3 to 5.2
Expected annual dividend yield	0%

Summary of the Two Rivers 2011 Long-Term Stock Incentive Plan
Shares
Outstanding, January 1, 2010	-
Granted	5,713,088
Cancelled	-
Expired	-
Exercised	-
Outstanding, January 1, 2011	5,713,088
Granted	50,000
Cancelled	500,000
Expired	-
Exercised	1,147,614
Outstanding, December 31, 2011	4,115,474
RSUs Exercisable , December 31, 2011	-

Summary of warrants outstanding
Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Dec 2013	$2.50
Broker Dealer Series B Debt	Placement Agent	170,624	Aug 2011	Aug 2011	Sep 2014	$2.50
Boenning Scattergood	Financial Advisor	250,000	May 2011	May 2011	May 2016	$2.00
Investor Group	Investors	300,000	Feb 2012	Mar 2012	(1)	(1)
Wedbush Securities	Financial Advisor	200,000	June 2012	June 2012	June 2017	$1.20
(1) These warrants are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.

No. of Warrants	Exercise Price Per Share	Expiration Date
100,000	$1.00	December 31, 2011*
2,132,800	$2.50	December 31, 2012
170,624	$2.50	September 29, 2014
250,000	$2.50	May 3, 2016

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Calculation of effective income tax rate
	Years ended December 31,
	2011	2010
Federal statutory rate	34.00%	34.00%
Effect of:
State taxes, net of federal tax benefit	3.06%	3.06%
Valuation allowance	(37.06%)	(37.06%)
Effective income tax rate	- %	- %

Summary of income tax provision
	Years ended December 31,
	2011	2010
Current expense (benefit)
Federal	$ -	$ -
State	-	-
Total current	-	-
Deferred expense (benefit)
Federal	(2,461)	(1,407)
State	(221)	(127)
Total deferred	(2,682)	(1,534)
Less: valuation allowance	2,682	1,534
Total	$ -	$ -

Summary of deferred tax asset
Year ended Dec. 31, 2011
Current deferred tax assets:
Net operating loss carryforwards	$ (4,216)
Bargain purchase	(643)
RSU & stock option expense	993
Entertainment & other items	7

Total current deferred tax assets	(3,860)
Valuation allowance	3,860
Effective income tax rate	$ -

Projected tax carryforward
	Federal	Colorado
Total projected tax carryforward into 2012 and beyond	$ (8,571)	(3,214)

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Assets to be liquidated
(in thousands)	Dec 31, 2011	Dec 31, 2010
Mortgages receivable	$ -	371
Thomas Park project	-	-
Other real estate owned	-	123
Subtotal	-	494
Less allowances and depreciation	-	(237)
Net book value of property to sell	-	257
Less amounts owed on real estate to be sold	-	-
Net projected proceeds from mortgage receivables, Thomas Park, and other real estate owned	$ -	257

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease payments owed
Period	Amount Due
2012	$ 15,000
2013	$ 16,000

ORGANIZATION (Details Narrative) (USD $)	2 Months Ended	12 Months Ended	69 Months Ended
	Feb. 29, 2012	Dec. 31, 2011	Sep. 25, 2012	Sep. 07, 2021	Dec. 31, 2012	Jun. 30, 2012	Jan. 16, 2012	Sep. 30, 2011	Sep. 07, 2011	Jul. 01, 2011	Feb. 28, 2011	Jan. 01, 2011	Dec. 31, 2010	Jan. 01, 2010
Notes to Financial Statements
Interest in Huerfano Cucharas Irrigation Company						91.00%							91.00%
Raised and invested for assembling and improving assets			$ 30,000,000
Expected additional support expansion			100,000,000
Ownership of Two Rivers Farms, LLC			10000.00%
Ownership of Two Rivers F-1, LLC			10000.00%
Ownership of Two Rivers F-2, LLC			10000.00%
Ownership of Orlando Reservoir No. 2 Company LLC			10000.00%
F-1 3-year convertible promissory notes sold											2,000,000
F-1 3-year convertible promissory notes interest rate											5.00%
F-2 3-year convertible promissory notes sold										5,332,000
F-2 3-year convertible promissory notes interest rate										6.00%
Warrant to purchase one share Company's common stock					$ 2.5
Fair value of Mutual Ditch Company		24,196,000			24,196,000
Ownership of Orlando									100.00%
Stated purchase price for Orlando									3,450,000
Value of Orlando company stock									3,156,750
Shares of Company common stock issued to seller								650,000
Purchase price allocated to water assets								3,000,000
Purchase price allocated to farm land								100,000
Forgiveness of debt			384,000
Independent appraisal of Orlando							5,195,000
Gain from bargain purchase of Orlando							1,736,000
Independent appraisal of water assets							1,520,000
Independent appraisal of land assets							216,000
Repurchase option price				$ 1		$ 1						$ 1.44		$ 2
Water Resource Fee per SFE Tap				6,500		6,500
Water Resources Fees from sellers, minimum				16,250,000
Repurchase Lascar-Butte Acres price				3,000,000
Expenditure in rebuilding and preparing Lascar-Butte, minimum		1,269,000
Demand deposits		777,000
Highly liquid gold EFTs		137,000	137,000
Raised from bridge loan	$ 1,500,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Balance Sheet (in thousands) (Details) (USD $)	Jun. 30, 2012	Mar. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010
Current Assets:
Cash and cash equivalents	$ 1,341,000	$ 1,500,000	$ 777,000	$ 645,000	$ 2,900,000
Marketable securities, available for sale (Notes 2,3)	31,000		137,000
Advances and accounts receivable	133,000		87,000	38,000
Farm product (Note 2)			43,000
Deposits and other current assets	50,000		20,000	16,000
Total Current Assets	1,799,000		1,064,000	699,000
Property, equipment and software, net (Note 2)	1,219,000		1,129,000	156,000
Other Assets
Debt issuance costs	527,000		663,000
Land (Note 2)	3,657,000		2,968,000	1,279,000
Water rights and infrastructure (Note 2)			28,786,000	24,216,000
Options on real estate and water shares (Note 2)				100,000
Dam and water infrastructure construction in progress (Note 2)	755,000		848,000	489,000
Discontinued operations - assets held for sale (Notes 2, 6)				259,000
Total Other Assets	35,330,000		33,265,000	26,343,000
TOTAL ASSETS	38,348,000		35,458,000	27,198,000
Current Liabilities:
Accounts payable	384,000		631,000	463,000
Current portion of notes payable (Note 4)	10,795,000		32,000
Accrued liabilities	548,000		495,000	114,000
Total Current Liabilities	11,727,000		1,158,000	577,000
Notes Payable - Long Term			13,508,000
Total Liabilities			14,666,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	24,000		23,000	20,000
Additional paid-in capital			38,357,000
Accumulated comprehensive (loss)	(15,000)		(51,000)
Accumulated (deficit)			(19,699,000)
Total Two Rivers Water Company Shareholders' Equity			18,630,000
Noncontrolling interest in subsidiary (Note 2)	2,166,000		2,162,000	2,111,000
Total Stockholders' Equity			20,792,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	38,348,000		35,458,000	27,198,000
CHANGE
Current Liabilities:
Notes Payable - Long Term			(1,404,000)
Total Liabilities			(1,404,000)
Stockholders' Equity:
Additional paid-in capital			1,490,000
Accumulated (deficit)			(86,000)
Total Two Rivers Water Company Shareholders' Equity			1,404,000
RESTATED
Current Assets:
Cash and cash equivalents			777,000
Marketable securities, available for sale (Notes 2,3)			137,000
Advances and accounts receivable			87,000
Farm product (Note 2)			43,000
Deposits and other current assets			20,000
Total Current Assets			1,064,000
Property, equipment and software, net (Note 2)			1,129,000
Other Assets
Debt issuance costs			663,000
Land (Note 2)			2,968,000
Water rights and infrastructure (Note 2)			28,786,000
Options on real estate and water shares (Note 2)
Dam and water infrastructure construction in progress (Note 2)			848,000
Discontinued operations - assets held for sale (Notes 2, 6)
Total Other Assets			33,265,000
TOTAL ASSETS			35,458,000
Current Liabilities:
Accounts payable			631,000
Current portion of notes payable (Note 4)			32,000
Accrued liabilities			495,000
Total Current Liabilities			1,158,000
Notes Payable - Long Term			12,104,000
Total Liabilities			13,262,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively			23,000
Additional paid-in capital			39,847,000
Accumulated comprehensive (loss)			(51,000)
Accumulated (deficit)			(19,785,000)
Total Two Rivers Water Company Shareholders' Equity			20,034,000
Noncontrolling interest in subsidiary (Note 2)			2,162,000
Total Stockholders' Equity			22,196,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY			$ 35,458,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Statement of Operations (in thousands) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Farm revenue						$ 153,000
Water revenue						15,000
Member assessments					102,000	25,000
Other income	10,000		11,000		3,000	3,000
Total Revenue	46,000	48,000	47,000	48,000	105,000	196,000
Direct cost of revenue					97,000	285,000
Gross Margin (Loss)	46,000	48,000	47,000	48,000	8,000	(89,000)
Operating Expenses:
General and administrative					3,868,000
Stock based compensation					2,678,000
Depreciation	75,000	35,000	128,000	49,000	102,000	24,000
Total operating expenses	2,612,000	1,808,000	4,759,000	2,885,000	6,648,000	7,518,000
(Loss) from operations	(2,566,000)	(1,760,000)	(4,712,000)	(2,837,000)	(6,640,000)	(7,607,000)
Other income (expense)
Interest expense					(1,212,000)
Warrant expense	(242,000)		(297,000)	(188,000)		(218,000)
Gain on sale of assets					5,000	40,000
Gain bargain purchase					1,736,000
Gain on extinguishment of notes payable					196,000
Other income (expense)	(36,000)	1,000	(36,000)	8,000	(14,000)	13,000
Total other income (expense)					711,000
Net (Loss) from continuing operations before taxes					(5,929,000)
Income tax (provision) benefit (Note 7)
Net (Loss) from continuing operations					(5,929,000)
Discontinued Operations (Note 10)
Loss from operations of discontinued real estate and mortgage business		(9,000)		(31,000)	(132,000)	(946,000)
Income tax (provision) benefit from discontinued operations
(Loss) on discontinued operations		(9,000)		(31,000)	(132,000)	(946,000)
Net (Loss)					(6,061,000)
Net loss (income) attributable to the noncontrolling interest (Note 2)	(12,000)	(24,000)	(4,000)	(24,000)	(51,000)	(4,000)
Net (Loss) attributable to Two Rivers Water Company					$ (6,112)
(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.15)	$ (0.09)	$ (0.28)	$ (0.16)	$ (0.27)	$ (0.6)
(Loss) from discontinued operations						$ (0.07)
Total					$ (0.27)	$ (0.67)
Weighted Average Shares Outstanding:
Basic and Dilutive	23,531	22,054	23,374	21,054	22,156	14,148
CHANGE
Other income (expense)
Interest expense					(86,000)
Total other income (expense)					(86,000)
Discontinued Operations (Note 10)
Net (Loss) attributable to Two Rivers Water Company					$ (86)
RESTATED
Revenue
Member assessments					102,000
Other income					3,000
Total Revenue					105,000
Direct cost of revenue					97,000
Gross Margin (Loss)					8,000
Operating Expenses:
General and administrative					3,868,000
Stock based compensation					2,678,000
Depreciation					102,000
Total operating expenses					6,648,000
(Loss) from operations					(6,640,000)
Other income (expense)
Interest expense					(1,298,000)
Gain on sale of assets					5,000
Gain bargain purchase					1,736,000
Gain on extinguishment of notes payable					196,000
Other income (expense)					(14,000)
Total other income (expense)					625,000
Net (Loss) from continuing operations before taxes					(6,015,000)
Net (Loss) from continuing operations					(6,015,000)
Discontinued Operations (Note 10)
Loss from operations of discontinued real estate and mortgage business					(132,000)
(Loss) on discontinued operations					(132,000)
Net (Loss)					(6,147,000)
Net loss (income) attributable to the noncontrolling interest (Note 2)					$ (51,000)
Net (Loss) attributable to Two Rivers Water Company					$ (6,198)
(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations					$ (0.27)
(Loss) from discontinued operations
Total					$ (0.27)
Weighted Average Shares Outstanding:
Basic and Dilutive					22,156

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Statement of Cash Flows (in thousands) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net (Loss)	$ (6,061,000)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102,000	58,000
Amortization of debt issuance costs and pre-paids	370,000
Legendary Investment sale and write off		14,000
Increase in reserves and impairments (discontinued operations)		499,000
Loss from REOs sold (discontinued operations)		83,000
Loss on sale of investments and assets held (discontinued operations)	132,000	155,000
(Gain) on extinguishment of notes payables	(196,000)
(Gain) Bargain Purchase Value adjustment	(1,736,000)
Realized (Gain) of market securities	(18,000)
Beneficial conversion		325,000
Stock based compensation and warrant expense	2,678,000	5,059,000
Stock for services	938,000	298,000
Options for services	107,000
Net change in operating assets and liabilities:
Decrease (increase) in income tax receivable	(49,000)	489,000
(Increase) in farm product	(43,000)
(Increase) decrease in deposits, prepaid expenses and other assets	(4,000)	(36,000)
Increase in accounts payable	168,000	182,000
Increase (decrease) in accrued liabilities and other	400,000	131,000
Net Cash (Used in) Operating Activities	(3,212,000)	(2,205,000)
Cash Flows from Investing Activities:
Boston real estate and other residential real estate		(381,000)
Proceeds from REO properties and other assets sold		2,788,000
Marketable securities purchased	(331,000)
Marketable securities sold	162,000
Proceeds from asset held for sale	(76,000)
Proceeds from fixed assets sold		19,000
Purchase of property, equipment and software	(947,000)	(131,000)
Purchase of real estate option		(100,000)
Purchase of land, water shares, infrastructure	(1,064,000)	(8,012,000)
Dam construction	(359,000)	(326,000)
Other assets		3,000
Net Cash (Used in) Investing Activities	(2,539,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332,000
Payment of offering costs	(664,000)
Payment on note	(38,000)
Payment on notes payable	(1,179,000)
Payment for settlement of note payable	(105,000)
(Decrease) in short term borrowings		(950,000)
Options and warrants exercised	613,000
Increase in long term borrowings		6,951,000
Retirement of Common Stock
Private placement - net of offering costs		2,202,000
Net Cash Provided by Financing Activities	5,929,000
Net Increase in Cash & Cash Equivalents	132,000	29,000
Beginning Cash & Cash Equivalents	645,000	616,000
Ending Cash & Cash Equivalents	777,000	645,000
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	435,000	526,000
Cash received from income tax refunds		501,000
Conversion of note receivable for loan on land		295,000
Common stock issued for land and water share purchase (in Shares)		500
Common stock issued in conjunction with extinguishment of notes payable	1,499,000
Acquisition of Orlando Reservoir for seller financed note payable	187,000
Stock issued for partial payment for the purchase of Orlando Reservoir No.II, LLC	1,557,000
Stock issued for non-controlling interest in HCIC		11,379,000
Equipment purchases financed	146,000
Fair value of warrants issued with Series B offering (in Shares)	1,675
Value of beneficial conversion with Series B offering
Stock & warrants for debt issuance costs	369,000
CHANGE
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Amortization of debt issuance costs and pre-paids	86,000
Cash Flows from Investing Activities:
Proceeds from asset held for sale	76,000
Cash Flows from Financing Activities:
Retirement of Common Stock	(76,000)
Net Cash Provided by Financing Activities	(76,000)
Supplemental Disclosure of Cash Flow Information
Value of beneficial conversion with Series B offering	1,490,000
RESTATED
Cash Flows from Operating Activities:
Net (Loss)	(6,147,000)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102,000
Amortization of debt issuance costs and pre-paids	456,000
Legendary Investment sale and write off
Increase in reserves and impairments (discontinued operations)
Loss from REOs sold (discontinued operations)
Loss on sale of investments and assets held (discontinued operations)	132,000
(Gain) on extinguishment of notes payables	(196,000)
(Gain) Bargain Purchase Value adjustment	(1,736,000)
Realized (Gain) of market securities	(18,000)
Beneficial conversion
Stock based compensation and warrant expense	2,678,000
Stock for services	938,000
Options for services	107,000
Net change in operating assets and liabilities:
Decrease (increase) in income tax receivable	(49,000)
(Increase) in farm product	(43,000)
(Increase) decrease in deposits, prepaid expenses and other assets	(4,000)
Increase in accounts payable	168,000
Increase (decrease) in accrued liabilities and other	400,000
Net Cash (Used in) Operating Activities	(3,212,000)
Cash Flows from Investing Activities:
Boston real estate and other residential real estate
Proceeds from REO properties and other assets sold
Marketable securities purchased	(331,000)
Marketable securities sold	162,000
Proceeds from asset held for sale
Proceeds from fixed assets sold
Purchase of property, equipment and software	(947,000)
Purchase of real estate option
Purchase of land, water shares, infrastructure	(1,064,000)
Dam construction	(359,000)
Other assets
Net Cash (Used in) Investing Activities	(2,539,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332,000
Payment of offering costs	(664,000)
Payment on note	(38,000)
Payment on notes payable	(1,179,000)
Payment for settlement of note payable	(105,000)
(Decrease) in short term borrowings
Options and warrants exercised	613,000
Increase in long term borrowings
Retirement of Common Stock	(76,000)
Private placement - net of offering costs
Net Cash Provided by Financing Activities	5,883,000
Net Increase in Cash & Cash Equivalents	132,000
Beginning Cash & Cash Equivalents	645,000
Ending Cash & Cash Equivalents	777,000
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	435,000
Cash received from income tax refunds
Conversion of note receivable for loan on land
Common stock issued for land and water share purchase (in Shares)
Common stock issued in conjunction with extinguishment of notes payable	1,499,000
Acquisition of Orlando Reservoir for seller financed note payable	187,000
Stock issued for partial payment for the purchase of Orlando Reservoir No.II, LLC	1,557,000
Stock issued for non-controlling interest in HCIC
Equipment purchases financed	146,000
Fair value of warrants issued with Series B offering (in Shares)	1,675
Value of beneficial conversion with Series B offering	1,490,000
Stock & warrants for debt issuance costs	$ 369,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Statement of Changes in Stockholders��� Equity (in thousands) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss)	$ (3,759)	$ (2,007)	$ (6,610)	$ (3,455)	$ (6,198)	$ (9,466)
Stock-based compensation expense, amount					2,678	4,841
Stock-based compensation expense, shares					200,000
Options exercised, amount					563
Options exercised, shares					452,000
Warrants exercised, amount					50
Warrants issued					1,805
Options issued for services					107
Stock issued in exchange for debt, amount	400,000				3,332
Stock issued in exchange for debt, shares			230
Gain(Loss) attributable to noncontrolling entity	12	24	4	24	51	4
Stock issued for services, amount			648	367	938	298
Unrealized gain (loss) on securities available for sale					(51)
Retirement of Stock - open market purchases, amount					(62)	(6)
Adjustments from restatement					1,404
Voting Common Stock
Balances, amount					20
Balances, shares					19,782
Net Income (Loss)
Stock-based compensation expense, amount
Stock-based compensation expense, shares					2
Options exercised, amount
Options exercised, shares					452
Warrants exercised, amount
Warrants exercised, shares					50
Warrants issued
Options issued for services
RSUs issued, amount					1
RSUs issued, shares					1,148
Stock issued in exchange for debt, amount					2
Stock issued in exchange for debt, shares					1,372
Gain(Loss) attributable to noncontrolling entity
Stock issued for services, amount
Stock issued for services, shares					490
Unrealized gain (loss) on securities available for sale
Retirement of Stock - open market purchases, amount
Retirement of Stock - open market purchases, shares					(37)
Adjustments from restatement
Balances, amount					23
Balances, shares					23,259
Additional Paid-in Capital
Balances, amount					28,949
Net Income (Loss)
Stock-based compensation expense, amount					2,678
Options exercised, amount					563
Warrants exercised, amount					50
Warrants issued					1,805
Options issued for services					107
RSUs issued, amount					(1)
Stock issued in exchange for debt, amount					3,330
Gain(Loss) attributable to noncontrolling entity
Stock issued for services, amount					938
Unrealized gain (loss) on securities available for sale
Retirement of Stock - open market purchases, amount					(62)
Adjustments from restatement					1,490
Balances, amount					39,847
Accumulated Other Comprehensive Income (Loss) [Member]
Net Income (Loss)
Stock-based compensation expense, amount
Options exercised, amount
Warrants exercised, amount
Warrants issued
Options issued for services
RSUs issued, amount
Stock issued in exchange for debt, amount
Gain(Loss) attributable to noncontrolling entity
Stock issued for services, amount
Unrealized gain (loss) on securities available for sale					(51)
Retirement of Stock - open market purchases, amount
Adjustments from restatement
Balances, amount					(51)
Accumulated Deficit during Development Stage [Member]
Balances, amount					(13,587)
Net Income (Loss)					(6,112)
Stock-based compensation expense, amount
Options exercised, amount
Warrants exercised, amount
Warrants issued
Options issued for services
RSUs issued, amount
Stock issued in exchange for debt, amount
Gain(Loss) attributable to noncontrolling entity
Stock issued for services, amount
Unrealized gain (loss) on securities available for sale
Retirement of Stock - open market purchases, amount
Adjustments from restatement					(86)
Balances, amount					(19,785)
Non-Controlling Interest
Balances, amount					2,111
Net Income (Loss)
Stock-based compensation expense, amount
Options exercised, amount
Warrants exercised, amount
Warrants issued
Options issued for services
RSUs issued, amount
Stock issued in exchange for debt, amount
Gain(Loss) attributable to noncontrolling entity					51
Stock issued for services, amount
Unrealized gain (loss) on securities available for sale
Retirement of Stock - open market purchases, amount
Adjustments from restatement
Balances, amount					2,162
Stockholders' Equity
Balances, amount					17,493
Net Income (Loss)					(6,112)
Stock-based compensation expense, amount					2,678
Options exercised, amount					563
Warrants exercised, amount					50
Warrants issued					1,805
Options issued for services					107
RSUs issued, amount					(1)
Stock issued in exchange for debt, amount					3,332
Gain(Loss) attributable to noncontrolling entity					51
Stock issued for services, amount					938
Unrealized gain (loss) on securities available for sale					(21)
Retirement of Stock - open market purchases, amount					(62)
Adjustments from restatement					1,404
Balances, amount					$ 22,196

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interest���s share of gains (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Mutual Ditch Company	$ 51,000	$ 4,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquisitions (Details) (USD $)	Sep. 30, 2011	Mar. 31, 2011
Price paid
Mutual Ditch Company Acquisition		$ 24,196,000
Orlando, Acquisition	3,459,000
Fair Value
Mutual Ditch Company Acquisition		24,196,000
Orlando, Acquisition	5,195,000
Gain (Loss)
Mutual Ditch Company Acquisition
Orlando, Acquisition	$ 1,736,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Premises and equipment (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Office equipment & Furniture	$ 53,000	$ 74,000
Office equipment, life in years	5-7 years	5-7 years
Computers	38,000	59,000
Computers, life in years	3 years	3 years
Vehicles	119,000	45,000
Vehicles, life in years	5 years	5 years
Farm equipment	289,000	39,000
Farm equipment, life in years	7 years	7 years
Mobile office	10,000	10,000
Mobile office, life in years	10 years	10 years
Irrigation system	822,000	31,000
Irrigation system, life in years	10 years	10 years
Website	7,000	2,000
Website, life in years	3 years	3 years
Subtotal	1,338,000	260,000
Less Accumulated Depreciation	209,000	104,000
Net Book Value	$ 1,129,000	$ 156,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	69 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Sep. 25, 2012	Dec. 31, 2010	Sep. 14, 2010	Aug. 31, 2010	Jul. 13, 2010	Mar. 17, 2010	Mar. 02, 2010	Aug. 17, 2009
Notes to Financial Statements
Discount on Series B note			$ 1,490,000
Increased interest expense			86,000
Purchase of stock from cash flows from financing activities			76,000
Reduction in earnings from Series B debt	22,000	22,000
Interest in HCIC by each entity											50.00%
Purchase of TRB's ownership of HCIC						100.00%
Issuance of shares to member of TRB						7,500,000	2,900,000
Farming and energy operations consolidated into Two Rivers									100.00%
Water operations consolidated into Two Rivers								100.00%
Non-controlling members equity in Mutual Ditch Company			2,162,000
Copmany's revenue represented by no revenues to unaffiliated customers			10.00%
Value of Mutual Ditch Company										24,196,000
Value of the Orlando	5,195,000
Invested in mortgages receivable, net					227,000
Allowance for bad debt					144,000
Fair market value of each piece of equipment, minimum			5,000
RSUs, dilutive effect			4,115,474
Options, dilutive effect			1,727,562
Warrants, dilutive effect			100,000
Unrecognizable loss			51,000
Highly liquid gold-based ETFs			$ 137,000	$ 137,000

INVESTMENTS - Investments reconstruction costs (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Beginning balance	$ 489,000	$ 163,000
Additions	359,000	326,000
Retirements, deletions
Depreciation
Ending Balance	$ 848,000	$ 489,000

INVESTMENTS (Details Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Cash, marketable securities available for sale	$ 4,000
Gold ETF, marketable securities available for sale	137,000
Bargain purchase gain from Orlando purchase	1,736,000
Option on the purchase of Orlando assets		$ 100,000

NOTES PAYABLE - Summary of Company's long term debt (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2011 Principal balance	Dec. 31, 2011 Accrued interest	Dec. 31, 2011 Interest rate
Note
Mutual Ditch seller carry back: Shares in the Mutual Ditch Company		$ 7,403,000
Mutual Ditch seller carry back, interest rate: Shares in the Mutual Ditch Company				6.00%
Orlando purchase: 188 acres of land		187,500	3,500
Orlando purchase, interest rate: 188 acres of land				7.00%
Convertible debt Series A: F-1 assets		2,000,000	85,500
Convertible debt Series A, interest rate: F-1 assets				6.00%
Convertible debt Series B: F-2 assets		5,332,000	160,000
Convertible debt Series B, interest rate: F-2 assets				6.00%
Equipment loans: specific equipment		133,200
Equipment loans, interest rate minimum: specific equipment				5.00%
Equipment loans, interest rate maximum: specific equipment				8.00%
Total		15,055,700	249,000
Less: Current portion		(32,000)
Less: Discount on Series B		(2,919,200)
Long Term portion	$ 1,575,000	$ 12,104,500

NOTES PAYABLE - Schedule of principal payments due by year (Details) (USD $)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NotesPayableOtherPayablesMember
Principal Due	$ 7,000	$ 30,000	$ 33,000	$ 14,953,500	$ 32,200
TotalMember
Principal Due	$ 15,055,700

NOTES PAYABLE (Details Narrative) (USD $)	2 Months Ended	7 Months Ended	11 Months Ended
	Aug. 31, 2011	Mar. 31, 2013	Dec. 31, 2011	Jun. 30, 2014	Jan. 28, 2014	Sep. 30, 2013	Jan. 16, 2012	Jul. 31, 2011	Jun. 30, 2011	May 03, 2011	Feb. 28, 2011	Jan. 28, 2011	Dec. 31, 2010
Notes to Financial Statements
Total loans of financed notes payable			$ 7,403,000										$ 9,126,000
Interest of notes payable, per annum		6.00%
Seller carry back notes			7,403,000
Holders right to convert some or all of the amounts owing into Company's stock			2,114,000
Company's stock, shares		$ 1				$ 1.25				$ 2
Annual interest of notes payable, interest paid monthly		6.00%				6.00%
Amount of Mutual Ditch Company debt exchanged for shares			1,575,000
Shares of Company's stock			722,222
Cash payment in unsecured note			37,500
Expense due to loss on extinguishment of note payable			272,000
Total of notes retired early, recognized			189,000
Gain on forgiveness of the HCIC notes, recognized			84,000
Purchased water storage and direct flow from Orlando												3,100,000
Cash payment for water storage												100,000
Financed note payable for water storage												3,000,000
Interest to be paid based on Company's gross profits received					50.00%
Per acre foot of water used												40
Accrued interest, per annum												5.00%
Conversion price, per share, from outstanding principal and accrued and unpaid interest into common stock												$ 4
Forgiveness of debt recorded												384,000
Renegotiated purchase for shares of Company's stock								650,000
Renegotiated purchase for cash payment								1,412,500
Renegotiated purchase for a seller carryback note								187,500
Value of Company shares								1,557,000
Value recorded in the valuation report of Orlando							5,195,000
Series A convertible debt offered											2,000,000
Interest of Series A convertible debt offering											6.00%
Conversion of debt into Company common stock, per share				$ 2.5							$ 2.5
Series B convertible debt offered									6,000,000
Amount raised when offering was closed	5,332,000
Interest rate for terms of Series B convertible debt offering	6.00%
Interest of the net-crop revenue of production of farm product from land owned	10.00%
Warrants issued to the debt holders									2,132,800
Conversion of warrants issued into Company shares									$ 2.5
Additional warrants issued to three broker-dealers									171,000
Conversion of additional warrants issued, per share									$ 2.5
Fair value of warrants issued for the debt holder warrants									1,675,000
Additional amount for broker dealer warrants, amortized over the warrants and recognized as interest expense									149,000
Fair value of warrants, per share									$ 0.7854
Adjusted Series B conversion, per share									$ 1.7146
Value of beneficial conversion	$ 1,490,000
Estimated interest rate, per annum	46.00%

INFORMATION ON BUSINESS SEGMENTS - Operating results for each of the segments of the Company (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Farm revenue						$ 153,000
Water revenue						15,000
Less: direct cost of revenue					97,000	285,000
Income Taxes (Expense)/Credit
Discontinued operations:
Income tax benefit
Non-controlling interest	12,000	24,000	4,000	24,000	51,000	4,000
Parent
Revenue
Assessments
Farm revenue
Water revenue						15,000
Other & misc.
Total Revenue						15,000
Less: direct cost of revenue
Gross Margin						15,000
Total Operating Expenses					(5,548,000)	(5,924,000)
Total Other Income/(Expense)					(160,000)	(909,000)
Net (Loss) Income from continuing operations before income taxes					(5,708,000)	(6,818,000)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations					(5,708,000)	(6,818,000)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business
Income tax benefit
Loss on discontinued operations
Non-controlling interest
Net (Loss) Income					(5,708,000)	(6,818,000)
Segment assets					1,563,000	849,000
Farms
Revenue
Assessments
Farm revenue						153,000
Water revenue
Other & misc.					2,000	3,000
Total Revenue					2,000	156,000
Less: direct cost of revenue					97,000	285,000
Gross Margin					(95,000)	(129,000)
Total Operating Expenses					(589,000)	(457,000)
Total Other Income/(Expense)					1,652,000
Net (Loss) Income from continuing operations before income taxes					968,000	(586,000)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations					968,000	(586,000)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business
Income tax benefit
Loss on discontinued operations
Non-controlling interest
Net (Loss) Income					968,000	(586,000)
Segment assets					7,127,000	105,000
Water
Revenue
Assessments					97,000	25,000
Farm revenue
Water revenue
Other & misc.					5,000
Total Revenue					102,000	25,000
Less: direct cost of revenue
Gross Margin					102,000	25,000
Total Operating Expenses					(640,000)	(1,137,000)
Total Other Income/(Expense)					(652,000)
Net (Loss) Income from continuing operations before income taxes					(1,190,000)	(1,112,000)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations					(1,190,000)	(1,112,000)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business
Income tax benefit
Loss on discontinued operations
Non-controlling interest					(51,000)	(4,000)
Net (Loss) Income					(1,241,000)	(1,116,000)
Segment assets					26,763,000	26,236,000
Discontinued Operations
Revenue
Assessments
Farm revenue
Water revenue
Other & misc.
Total Revenue
Less: direct cost of revenue
Gross Margin
Total Operating Expenses
Total Other Income/(Expense)
Net (Loss) Income from continuing operations before income taxes
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business					(131,000)	(946,000)
Income tax benefit
Loss on discontinued operations					(131,000)	(946,000)
Non-controlling interest
Net (Loss) Income					(131,000)	(946,000)
Segment assets					5,000	8,000
TotalMember
Revenue
Assessments					97,000	25,000
Farm revenue						153,000
Water revenue						15,000
Other & misc.					7,000	3,000
Total Revenue					104,000	196,000
Less: direct cost of revenue					97,000	285,000
Gross Margin					7,000	(89,000)
Total Operating Expenses					(6,777,000)	(7,518,000)
Total Other Income/(Expense)					840,000	(909,000)
Net (Loss) Income from continuing operations before income taxes					(5,930,000)	(8,516,000)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations					(5,930,000)	(8,516,000)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business					(131,000)	(946,000)
Income tax benefit
Loss on discontinued operations					(131,000)	(946,000)
Non-controlling interest					(51,000)	(4,000)
Net (Loss) Income					(6,112,000)	(9,466,000)
Segment assets					$ 35,458,000	$ 27,198,000

EQUITY TRANSACTIONS - Summary of the Two Rivers 2005 Option Plan (Details) (USD $)	Sep. 07, 2021	Jun. 30, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 01, 2010
Accounting Policies [Abstract]
Shares outstanding			1,727,866	1,745,562	3,631,510
Shares outstanding, weighted average exercise price			$ 1.34	$ 1.37	$ 1.38
Shares granted				434,666	20,000
Shares granted, weighted average exercise price	$ 1	$ 1		$ 1.44	$ 2
Shares cancelled					(1,905,948)
Shares cancelled, weighted average exercise price					$ 1.41
Shares expired
Shares expired, weighted average exercise price
Shares exercised				452,362
Shares exercised, weighted average exercise price				$ 1.25
Options exercisable			1,701,199
Options exercisable, weighted average exercise price			$ 1.31

EQUITY TRANSACTIONS - Summary of the Northsight option plan (Details) (USD $)	Dec. 31, 2010	Jan. 01, 2010	Jan. 01, 2009
Accounting Policies [Abstract]
Shares outstanding	200,000	20,000	582,777
Shares outstanding, weighted average exercise price	$ 0.5	$ 0.5	$ 0.5
Shares granted		200,000
Shares granted, weighted average exercise price		$ 0.5
Shares cancelled		(20,000)	(562,777)
Shares cancelled, weighted average exercise price		$ 0.5	$ 0.5
Shares expired
Shares expired, weighted average exercise price
Shares exercised
Shares exercised, weighted average exercise price
Options exercisable	200,000
Options exercisable, weighted average exercise price	$ 0.5

EQUITY TRANSACTIONS - Stock price volatility (Details)	Jun. 30, 2012 Y	Dec. 31, 2011 Y
Accounting Policies [Abstract]
Expected stock price volatility		122.00%
Risk-free interest rate		2.64%
Expected option life (minimum years)	2.2	3.3
Expected option life (maximum years)	5.2	5.2
Expected annual dividend yield		0.00%

EQUITY TRANSACTIONS - Summary of the Two Rivers 2011 Long-Term Stock Incentive Plan (Details)	Dec. 31, 2011	Jan. 01, 2011	Jan. 01, 2010
Accounting Policies [Abstract]
Shares outstanding	4,115,474	5,713,088
Shares granted		50,000	5,713,088
Shares cancelled		500,000
Shares expired
Shares exercised		1,147,614
RSUs exercisable

EQUITY TRANSACTIONS - Summary of warrants outstanding (Details)	Dec. 31, 2011
Accounting Policies [Abstract]
Number of warrants outstanding	100,000
Expiration date	2011-12
$2.50 exercise price per share
Number of warrants outstanding	2,132,800
Expiration date	2012-12
$2.50 exercise price per share
Number of warrants outstanding	170,624
Expiration date	2014-09
$2.50 exercise price per share
Number of warrants outstanding	250,000
Expiration date	2016-05

EQUITY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Mar. 31, 2013	Mar. 01, 2012	Sep. 30, 2011	May 03, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2011	Sep. 14, 2010	Aug. 31, 2010
Accounting Policies [Abstract]
Shares offered to accredited investors through private placement						5,000,000
Per share price for stocks offered in private placement						$ 1
Gross proceeds from shares issued	$ 1,341,000		$ 1,341,000		$ 777,000	$ 645,000			$ 1,500,000							$ 2,900,000
Shares issued to accredited investors															7,500,000	2,900,000
Direct offering costs																196,000
Shares issued for purchase of land and water shares						500,000
Per share value of stock issued for purchase of land and water shares						$ 1
Shares issued for services provided by consultants and directors						223,333
Value of shares issued to consultants and directors						296,000
Shares issued to non-employee board of directors						20,000
Shares issued in exchange for consulting services					200,000					120,000		100,000		70,000
Shares issued to creditor for payment of debt													722,000
Value of debt extinguished by shares issued													1,575,000
Loss from debt retirement													272,000
Shares issued as partial payment for purchase of Orlando										650,000
Shares issued under 2011 Long Term Stock Incentive Plan					1,148,000
Options exercised					452,000
Warrants exercised					50,000
Total stock-based expense to be amortized					7,523,000
Option and warrant expense					600,500
Value of options accreted to interest expense					91,000
Number of options issued as compensation to consultant					394,666
Strike price for options issued to consultant					$ 1.25
Fair value of options issued to consultant					791,000
Quarterly interest expense					61,000
Number of Northsight stock options converted					20,000
Number of Two Rivers stock options issued from conversion of Northsight options					20,000
Northsight options issued to purchaser of Legendary					200,000
Total expense to recognize					1,000
Number of stock options converted to RSUs						1,905,948
Number of RSUs granted to key employees						3,807,140
Expense recognized for RSUs issued					2,678,000	4,841,000
Expense recognized for extension of warrants	242,000		297,000	188,000		218,000
Warrants issued to purchase common stock											750,000
Common stock price per share for warrants issued							$ 1.25	$ 1			$ 2
Warrants issued to investment banker					250,000
Strike price for warrants issued					$ 2
Number of warrants exercised					50,000
Strike price for warrants exercised					$ 1
Net proceeds from warrants exercised					$ 50,000

INCOME TAXES - Calculation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal statutory rate	34.00%	34.00%
Effect of: state taxes, net of federal tax benefit	3.06%	3.06%
Valuation allowance	(3706.00%)	(3706.00%)
Effective income tax rate	0.00%	0.00%

INCOME TAXES - Summary of income tax provision (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current federal expense (benefit)
Current state expense (benefit)
Total current expense (benefit)
Deferred federal expense (benefit)	(2,461)	(1,407)
Deferred state expense (benefit)	(221)	(127)
Total deferred expense (benefit)	(2,682)	(1,534)
Less: valuation allowance	2,682	1,534
Total expense (benefit)

INCOME TAXES - Summary of deferred tax asset (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Current deferred tax assets:
Net operating loss carryforwards	$ (4,216)
Bargain purchase	(643)
RSU & stock option expense	993
Entertainment & other items	7
Total current deferred tax assets	(3,860)
Valuation allowance	3,860
Effective income tax rate

INCOME TAXES - Projected tax carryforward (Details) (USD $)	Dec. 31, 2012
Federal
Total projected tax carryforward into 2012 and beyond	$ (8,571)
Colorado
Total projected tax carryforward into 2012 and beyond	$ (3,214)

INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Value of deferred tax asset	$ 2,682,000	$ 1,534,000
Total non recognized deferred tax asset	$ 4,216,000

DISCONTINUED OPERATIONS - Assets to be liquidated (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Mortgages receivable		$ 371,000
Thomas Park project
Other real estate owned		123,000
Subtotal		494,000
Less allowances and depreciation		(237,000)
Net book value of property to sell		257,000
Less amounts owed on real estate to be sold
Net projected proceeds from mortgage receivables, Thomas Park, and other real estate owned		$ 257,000

DISCONTINUED OPERATIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Accounting Policies [Abstract]
Loss on disposal of real estate	$ 7,000	$ 153,000
Company revenue within the discontinued operations		76,000
Percent interest in Legendary sold			10000.00%
Sale price for interest in Legendary			9,000
Net gain from real estate activities		$ 12,000

COMMITMENTS AND CONTINGENCIES - Schedule of lease payments owed (Details) (USD $)	Feb. 28, 2013	Feb. 28, 2012
Commitments and Contingencies Disclosure [Abstract]
Amount due on lease at base rate	$ 16,000	$ 15,000

COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	Apr. 30, 2012	Mar. 15, 2011	Feb. 28, 2011	Aug. 31, 2005
Commitments and Contingencies Disclosure [Abstract]
Monthly lease payments for Phoenix office space				$ 6,697
Monthly lease payments for Colorado office space			4,701
Renewed monthly lease payments for Colorado office space		1,100
Annual water lease payments to Pueblo Board of Water Works	$ 100,000

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Sep. 07, 2011	Feb. 21, 2011	Jan. 31, 2011	Jan. 29, 2010	Aug. 31, 2009
Related Party Transactions [Abstract]
Office space rent expense					$ 600
Office space signage lease			200
Shares of Mutual Ditch Company purchased				5
Seller carry back note				9,000
Percentage of purchase price paid for shares of Mutual Ditch Company	100.00%			90.00%
Discount percentage on financing note			50.00%
Payment to satisfy note payable		5,000
Total amount of note payable to Mutual Ditch Company		$ 9,000

LEGAL PROCEEDINGS (Details Narrative) (USD $)	Jun. 30, 2010	Feb. 28, 2009
Commitments and Contingencies Disclosure [Abstract]
Total receivable from Lydia Carson	$ 253,000
Note receivable from Lydia Carson	315,000
Escrow held from note receivable	62,000
Note receivable from Morrow		77,000
Exposure from Northsight due to lawsuit		77,000
Offered settlement to plaintiff		$ 100,000

SUBSEQUENT EVENTS (Details Narrative) (USD $)	Jun. 30, 2012	Mar. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010
Accounting Policies [Abstract]
Bridge loan extension interest rate		12.00%
Number of shares issued for stock incentive		1
Amount to be borrowed per share issued for stock incentive		$ 10
Funds raised from bridge loan offering	$ 1,341,000	$ 1,500,000	$ 777,000	$ 645,000	$ 2,900,000

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS:
Cash and cash equivalents	$ 1,341	$ 777
Marketable securities, available for sale	31	137
Advances and accounts receivable	133	87
Farm product	244	43
Deposits and other current assets	50	20
Total Current Assets	1,799	1,064
Property, equipment and software, net	1,219	1,129
Other Assets
Debt issuance costs	527	663
Land	3,657	2,968
Water rights and infrastructure	30,391	28,786
Dam and water infrastructure construction in progress	755	848
Total Other Assets	35,330	33,265
TOTAL ASSETS	38,348	35,458
LIABILITIES & STOCKHOLDERS' EQUITY:
Accounts payable	384	631
Current portion of notes payable	10,795	32
Accrued liabilities	548	495
Total Current Liabilities	11,727	1,158
Notes Payable - Long Term	7,406	12,104
Total Liabilities	19,133	13,262
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,884,682 and 23,258,494 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	24	23
Additional paid-in capital	43,484	39,847
Accumulated Comprehensive (Loss)	(15)	(51)
Accumulated (deficit)	(26,444)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	17,049	20,034
Noncontrolling interest in subsidiary	2,166	2,162
Total Stockholders' Equity	19,215	22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 38,348	$ 35,458

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	23,884,682	23,258,494
Common stock, shares outstanding	23,884,682	23,258,494

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue
Farm revenue
Water revenue
Member assessments	36	48	36	48
Other income	10		11
Total Revenue	46	48	47	48
Direct cost of revenue
Gross Margin (Loss)	46	48	47	48
Operating Expenses:
General and administrative	2,537	1,773	4,631	2,836
Depreciation	75	35	128	49
Total operating expenses	2,612	1,808	4,759	2,885
(Loss) from operations	(2,566)	(1,760)	(4,712)	(2,837)
Other income (expense)
Interest expense	(903)	(215)	(1,561)	(383)
Warrant expense	(242)		(297)	(188)
Other income (expense)	(36)	1	(36)	8
Total other income (expense)	(1,181)	(214)	(1,894)	(563)
Net (Loss) from continuing operations before taxes	(3,747)	(1,974)	(6,606)	(3,400)
Income tax (provision) benefit
Net (Loss) from continuing operations	(3,747)	(1,974)	(6,606)	(3,400)
Discontinued Operations (Note 1)
Loss from operations of discontinued real estate and mortgage business		(9)		(31)
Income tax (provision) benefit from discontinued operations
(Loss) on discontinued operations		(9)		(31)
Net (Loss)	(3,747)	(1,983)	(6,606)	(3,431)
Net loss (income) attributable to the noncontrolling interest (Note 2)	(12)	(24)	(4)	(24)
Net (Loss) attributable to Two Rivers Water Company	$ (3,759)	$ (2,007)	$ (6,610)	$ (3,455)
(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations (in Dollars per share)	$ (0.15)	$ (0.09)	$ (0.28)	$ (0.16)
(Loss) from discontinued operations
Total (in Dollars per share)	$ (0.15)	$ (0.09)	$ (0.28)	$ (0.16)
Weighted Average Shares Outstanding:
Basic and Dilutive (in Shares)	23,531	22,054	23,374	21,054

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net (Loss)	$ (6,606)	$ (3,431)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	128	27
Amortization of debt issuance costs and pre-paids	869	114
(Gain) Loss on extinguishment of notes payables		188
(Gain) Loss on sale of investments and assets held	25	27
Stock based compensation and warrant expense	2,036	1,456
Stock for services	648	367
Net change in operating assets and liabilities:
Decrease (increase) in advances & accounts receivable	(33)	(177)
(Increase) in farm product	(201)	(135)
(Increase) decrease in deposits, prepaid expenses and other assets	(43)	(32)
Decrease in long term mortgage		129
(Decrease) Increase in accounts payable	(247)	(27)
Increase (decrease) in accrued liabilities and other	408	156
Net Cash (Used in) Operating Activities	(3,016)	(1,338)
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(18)	(707)
Purchase of land, water shares, infrastructure	(1,394)	(336)
Proceeds from securities available for sale	66
Construction in Progress	(81)	(32)
Net Cash (Used in) Investing Activities	(1,427)	(1,075)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes		2,000
Proceeds from issuance of bridge loans	3,994
Payment of offering costs	(45)	(219)
Payment on notes payable	(38)	(138)
Payment for settlement of note payable		(105)
Proceeds from long-term debt	1,096
Warrants exercised		613
Net Cash Provided by Financing Activities	5,007	2,151
Net Increase in Cash & Cash Equivalents	564	(262)
Beginning Cash & Cash Equivalents	777	645
Ending Cash & Cash Equivalents	1,341	383
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	1,332	242
Conversion of note receivable for loan on land		295
Common stock issued for land and water share purchase (in Shares)		500
Common stock issued in conjunction with extinguishment of notes payable		1,500
Acquisitinon of Orlando Reservoir for Seller financed note payable		3,000
Stock & warrants for debt issuance costs (in Shares)	230
Equipment purchases financed	$ 18	$ 120

ORGANIZATION AND BUSINESS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

GENERAL

The following is a summary of some of the information contained in this document.  Unless the context requires otherwise, references in this document to “Two Rivers Water Company,” “Two Rivers,” or the “Company” is to Two Rivers Water Company and its subsidiaries.

Two Rivers Water Company acquires and develops high yield irrigated farmland and the associated water rights in the Arkansas River watershed, particularly along the Huerfano and Cucharas Rivers, in Southeastern Colorado.

The Company has acquired 4,915 acres of farmland and associated water rights in the watershed of the Huerfano and Cucharas Rivers.  In order to develop and maximize the value of the farmland and the water rights, the Company also acquires reservoir and interests in mutual irrigation companies.  The Company owns a 91% interest in the Huerfano Cucharas Irrigation Company, a mutual irrigation company.  The Company also purchased the Orlando Reservoir and Butte Valley water rights on the Huerfano River in February 2011.  In June 2012, the Company purchased certain assets, including crops in the ground, farmland and water rights from Dionisio Farms, an operating farm enterprise irrigated by the Bessemer Ditch from the main stem of the Arkansas River.  The Company has also agreed to purchase facilities, equipment and the produce business which is integrated with Dionisio Farms.

Two Rivers Water Company plans to operate two core businesses: (i) organic and conventional crop production from high yield irrigated farmland and (ii) water supply to municipal markets in Huerfano County and the Front Range of Colorado.  The Company’s current crop production consists of high-value, human-consumption vegetable crops, exchange-trade grains (feed corn) and silage.

The Company currently has the right and the physical capability to store 15,000 acre-feet (“AF”) of water1  within the Huerfano and Cucharas Rivers watershed.

Two Rivers Water Company Corporate Organization

The Company’s organizational structure is illustrated in the chart below.  Two Rivers Water Company is the parent company and owns 100% of Two Rivers Farms, LLC and Two Rivers Water, LLC.  Two Rivers Farms owns 100% of Two Rivers Farms F-1, LLC and Two Rivers Farms F-2, LLC.  Two Rivers Farms also owns unencumbered farmland that will eventually be redeveloped and brought into production.  Two Rivers Water, LLC owns 100% of TR Bessemer, LLC (which, in turn, holds 146 shares in the Bessemer Ditch Company), 91% of the Huerfano-Cucharas Irrigation Company (sometimes referred to elsewhere in this quarterly report as the “HCIC”) and 100% of the Orlando Reservoir No. 2 Company LLC (the “Orlando”).

Two Rivers Farms, LLC (“Farms”) – Our Farming Business

In order to put its water rights and facilities to productive use, the Company formed Farms to manage farms in proximity to our water distribution facilities and has undertaken a program of redeveloping the land, introducing modern agricultural and water management practices including deep plowing, laser leveling and installing efficient irrigation facilities.

The Company acquires farmland and associated, established and strategic water rights.  Acquisitions include currently operating and producing farms as well as farmland that has not been cultivated for many years.  For the non-operating land, Two Rivers will make capital improvements to rehabilitate the farm and maximize the beneficial use of the associated water rights.

During the 2010 growing season, approximately 400 acres of the Company’s land were farmed, primarily for wheat and feed corn, to determine the fertility of the soil and the most efficient and cost effective means of irrigation.

During 2011, the Company increased the farmable acreage to 713 acres.  However, because of the extensive drought in the area and because redevelopment of the Orlando and Phase I reconstruction of the Cucharas Reservoirs had not been completed; Farms made the decision to not produce crops on this acreage.

During the current growing season, the Company is growing, harvesting and selling a variety of crops from 405 acres irrigated from the Bessemer Ditch and is also growing roughly 150 acres of sorghum irrigated from the water rights acquired with the Orlando.

1 An acre-foot of water is the amount of water required to cover one acre to a depth of one foot.  An acre-foot of water contains 325,851 gallons, generally considered enough water to supply two average households for a year.  Annual irrigation of alfalfa in Southeastern Colorado consumes approximately three acre-feet of water per acre of crop.

Two Rivers Farms F-1, LLC (“F-1”) and Two Rivers Farms F-2, LLC (“F-2”)

On January 21, 2011 the Company formed F-1 to hold certain farming assets and as an entity to raise convertible debt financing for the Company’s expansion our farming business.  In February 2011, F-1 sold $2,000,000 in 5% per annum, 3-year convertible promissory notes that also participates in 1/3 of the crop profit from the related land.  Proceeds from these notes were used to improve irrigation systems, pay for the farmland and retire seller carry-back debt from the purchase of the HCIC.  This allowed water available through the HCIC to be used to irrigate the F-1 farms without other encumbrances.

On April 5, 2011 the Company formed F-2 to hold certain farming and water assets and as an entity to raise additional convertible debt for the Company’s expansion of our farming business. Proceeds from the notes that were sold in summer 2011, were used to acquire the Orlando and additional farmland and to install irrigation systems.

Both F-1 and F-2 lease their farmland and farming assets to Farms as the operator of the Company’s farming business.  The farms are managed by our employees who are supported, as necessary, by contract seasonal farm workers.

Butte Valley Farms

Through multiple transactions, the Company has acquired irrigable farmland and water rights in the Butte Valley.  This farmland is and will continue to be served by irrigation through the Orlando.

Approximately 1,500 acres of irrigable farmland in the Butte Valley acquired by the Company in connection with the Orlando purchase (the “Lascar-Butte Acres”) is subject to a conditional right to a repurchase by the sellers.  The repurchase option is for $1.00 but is only effective on or after September 7, 2021 and only if the sellers have previously offered to purchase from the Company at least 2,500 SFE (single family equivalent) Taps, and tendered payment of a $6,500 Water Resource Fee per SFE Tap pursuant to an agreement.  Also, the sellers of Orlando have the right after twenty years to repurchase Lascar-Butte Acres for $2,000 per acre.

In 2011 and 2012, the Company made substantial improvements to the Lascar-Butte Acres to restore the farmable land and enhance the associated water rights.  These improvements include but are not limited to installing an irrigation system, rebuilding the outlet works and diversion structure at the Orlando Reservoir, rebuilding the Orlando Ditch, laser leveling the farm land, purchasing nearby land, making filings with the water courts to enhance the water rights, and planting sorghum for harvest.  These improvements allowed the Company to commence farming on the Lascar-Butte Acres in 2012 with a crop of sorghum.  Through July 31, 2012, the Company expended in excess of $2,203,000 in rebuilding and preparing the Lascar-Butte Acres for farming and developing the associated water rights.  The Company believes these substantial improvements satisfy certain obligations under, and terminate, an additional Seller’s option to re-purchase the Lascar-Butte Acres.   The seller had an option to repurchase the Lascar-Butte Acres by September 7, 2013, if the Company did not use its best efforts to complete substantial improvements to the Lascar-Butte Acres, or if the Company did not commence farming on Lascar-Butte Acres.

Dionisio Farms Acquisition

On June 15, 2012, the Company acquired land and water rights from of Dionisio Produce and Farms, LLC and affiliated entities (“Dionisio”).  The Company purchased 146 acres of high yield irrigable farmland, and the accompanying 146 shares of Bessemer Ditch Company, a senior water right holder on the main stem of the Arkansas River, and two supplemental ground water wells.  Further, the Company entered into leases for an additional 279 irrigable acres, of which 83 acres are subject to a 20 year lease.  Dionisio has been producing vegetable crops for over 70 years and has well-established commercial relationships for the sale and distribution of its crops.  The Company is operating these acquired assets under the Dionisio name and has entered into employment agreements with members of the Dionisio family to maintain the experience and skill in producing and marketing of the vegetable crops.

Two Rivers Water Company, LLC (“TR Water”) – our Water Business

During 2011, the Company formed TR Water to secure additional water rights, rehabilitate water diversion, conveyance and storage facilities and to develop one or more special water districts.

Colorado adheres to the Prior Appropriation Doctrine, which provides for a seniority-based allocation system for water which is often described as “first in time, first in right.”  This system is administered by the Office of the State Engineer within the Colorado Division of Water Resources (“DWR”) based on judicial water decrees that define the type of use, seniority and volumetric limit of a water right.  On each tributary, DWR has full-time and seasonal personnel who monitor the flow in the river and allocate the water to individual water rights based on seniority.  Daily information about river conditions and the resulting designation of which water rights are “in priority” are posted on the Internet.  Our farmers maintain regular contact with the local water commissioner to optimize the use of the Company’s water rights.

Direct flow rights are generally senior to storage rights, because direct diversion generally preceded the development of storage reservoirs.  However, direct flow rights typically do not divert early in the spring (before the irrigation season begins), so lower priority storage rights are often exercised to store water early in the season.  The Arkansas River basin below Pueblo Reservoir also operates a Winter Storage Program that re-allocates winter direct flow rights to storage in reservoirs from November 15 to March 15 each year.  Because the Company completed needed physical renovations to both the Orlando and the Cucharas Reservoirs in early 2012, we expect to be able to participate in the Winter Storage Program and store water in both reservoirs for later irrigation use on our farms beginning this year.

The Company also has the right to divert from the natural flows of the two rivers in excess of 50 cubic feet per second which historically yields 15,000 AF of water annually, subject to river conditions and competing uses. The historic average of 15,000 AF of water is derived from a number of sources.  That sum represents the middle of a range of annual water yield which are affected by the changes in weather and resulting hydrology.  A wet year estimate of the yield from our direct flow water rights is approximately 18,000 AF.  A dry year estimate would be closer to 12,000 AF.  In estimating water supply yield, the dry-average-wet method offers a reasonable range of expected diversion.  An exception is made, however, for conditions of extreme drought, which has characterized several years of the most recent decade.  In addition, the current year is likely to be classified as an extremely dry year.  The 15,000 AF of long-term average yield from our direct diversion rights is based on a 50+ year period of record and also relies on historic studies of these rights by a variety of engineers at various times.  Our expectation is that the future conditions will be similar to the past, with cycles of wet, average and dry conditions.  In order to ameliorate the effects of such variations in the yield of our direct flow water rights, the Company has developed and will continue to develop water storage reservoirs and also plans to develop sustainable, supplemental groundwater resources in the Huerfano/Cucharas watershed.  The Company believes that a fully integrated system consisting of annually variable precipitation, a portfolio of direct diversion and storage rights, back-up groundwater production capability, and our storage and distribution facilities will create a reliable, sustainable water supply to support our expanding farming business.

The Company is engaged in refurbishing the water management facilities of the HCIC and the Orlando infrastructure.  When the Company’s reservoirs are fully restored, they will have the physical capability and the associated rights to store in excess of 70,000 acre-feet of water.

TR Bessemer, LLC (“Bessemer”)

Bessemer was formed on June 6, 2012 as a wholly owned subsidiary of TR Water to acquire Bessemer Ditch Company shares associated with productive farmland.  Bessemer’s first acquisition (146 shares) occurred on June 15, 2012 with the acquisition of Dionisio, as discussed above.  The Company plans to purchase, lease, improve and farm additional acreage under the Bessemer Ditch and Bessemer is intended to be the holder of the associated water rights, wells and contracts.

The Huerfano-Cucharas Irrigation Company (the “HCIC”)

In order to supply its farms with irrigation water, the Company began to acquire shares in the HCIC in order to develop and put to use their historic water rights on the two rivers.  At the time the HCIC was formed in 1944, the water in the two rivers was continuously augmented by groundwater pumped from coal mines that operated in the watershed.  The augmented and natural flow of the rivers, along with the water rights and facilities of the HCIC were sufficient to provide reliable irrigation water for the HCIC mutual company’s shareholders and their expanding farm enterprises.  However, in the years following World War II, the mines began to cease production and, therefore, stopped pumping groundwater out of the mine shafts and into the river channels.  As a result of the reduction in downstream flow in the rivers, the extent of farming in the watershed could no longer be reliably irrigated.  In some years, crops failed for lack of late summer irrigation water and, over time, once thriving farms withered.  Because of such failures and the reduced flow in the rivers, the shareholders of the HCIC were unable or unwilling to adequately maintain the water diversion, conveyance and storage facilities.  Therefore, at the time the Company decided to invest in the Huerfano/Cucharas watershed, the shares in HCIC had become less valuable and the residual farming in the area had reverted primarily to pasture and dry grazing.

Beginning in 2009, the Company systematically acquired shares in the HCIC and, as of December 31, 2010, had acquired 91% of the shares, which it continues to own.   The shares were acquired from willing sellers in a series of negotiated transactions for cash and the Company’s common shares.  As the controlling shareholder, the Company currently operates the HCIC and has undertaken a long-term program to refurbish and restore the water management facilities.

Orlando Reservoir No. 2 Company, LLC (the “Orlando”)

The Orlando is a Colorado limited liability company originally formed to divert water from the Huerfano River for storage in the Orlando Reservoir to be re-timed and used for irrigation of farmland in Huerfano and Pueblo Counties.  At the time the Company began investing in the Huerfano/Cucharas watershed, the Orlando owned an historic diversion structure, a conveyance system and a reservoir and also owned a small amount of irrigable farmland.  However, the water facilities were in deteriorated condition.  Beginning in January, 2011, through a series of transactions, the latest of which closed on September 7, 2011, the Company acquired 100% ownership of the Orlando (through its wholly-owned subsidiary, TR Water) for a combination of cash, stock and seller-financing.  Promptly following the acquisition, the Company began the program for refurbishing the facilities to restore their operating efficiency.  During the quarter ended June 30, 2012, the Company completed projects to refurbish the Orlando irrigation infrastructure; these projects were partially funded through long-term loans to the Company from the Colorado Water Conservation Board.

The Orlando assets include not only the reservoir, but also the most senior direct flow water right on the Huerfano River (the #1 priority), along with the #9 priority and miscellaneous junior water rights.  These water rights are now integrated with the Company’s other water rights on the Huerfano and Cucharas River to optimize the natural water supply.  In addition, the water storage rights and the physical storage reservoirs are critical to water supply reliability in the watershed, because the storage system allows the natural spring runoff from snowmelt to be captured and re-timed for delivery to irrigate crops throughout the growing season.  Coupled with the Company’s distribution facilities and farmland, these water diversion and storage rights are expected to provide consistent supplies to irrigate and grow our crops.

Discontinued Operations

In early 2009, the Company (then named Navidec Financial Services, Inc.) discontinued its short-term real estate lending and development in an effort to reduce its exposure to credit risk.  The wind down of discontinued operations was completed by December 31, 2011.

Management plans for funding future operations

During the six months ended June 30, 2012, the Company placed a $3,994,000 bridge loan (the “Bridge Loan”) with a group of private lenders, including the Company’s CEO who lent $994,000 of the total.  The Bridge Loan is unsecured, pays monthly interest at 12% per annum, and is due October 31, 2012.  The holders of the Bridge Loan also received one share of the Company’s stock for each $10 of loan principal, and the principal of the Bridge Loan is convertible into the Company’s common stock under certain conditions. The Company anticipates retiring any portion of the Bridge Loan not converted to common stock from the proceeds of a take-out equity financing currently under development.

As of June 30, 2012, the Company had $1,341,000 in demand deposits and $31,000 in highly liquid gold ETFs.  These funds, along with the anticipated additional debt and equity financing are expected to provide sufficient capital to implement the Company’s business plans through 2013.

NOTE 5 – Information on Business Segments

We organize our business segments based on the nature of the products and services offered. We focus on the Water and Farming Business with Two Rivers Water Company as the Parent company. Therefore, we report our segments by these lines of businesses: Farms and Water. Farms contain all of our Farming Business (Farms, F-1, F-2). Water contains our Water Business (Mutual Ditch Company and Orlando). Our Parent category is not a separate reportable operating segment. Segment allocations may differ from those on the face of the income statement.

In the following tables of financial data, the total of the operating results of these business segments is reconciled, as appropriate, to the corresponding consolidated amount. There are some corporate expenses that were not allocated to the business segments, and these expenses are contained in the “Total Operating Expenses” under Parent.

Operating results for each of the segments of the Company are as follows (in thousands):

	For the year ended December 31, 2011					For the year ended December 31, 2010
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$ -	-	97	-	97	$ -	-	25	-	25
Farm revenue	-	-	-	-	-	-	153	-	-	153
Water revenue	-	-	-	-	-	15	-	-	-	15
Other & misc.	-	2	5	-	7	-	3	-	-	3
	-	2	102	-	104	15	156	25	-	196
Less: direct cost of revenue	-	97	-	-	97	-	285	-	-	285
Gross Margin	-	(95)	102	-	7	15	(129)	25	-	(89)
Total Operating Expenses	(5,548)	(589)	(640)	-	(6,777)	(5,924)	(457)	(1,137)	-	(7,518)
Total Other Income/(Expense)	(160)	1,652	(652)	-	840	(909)	-	-	-	(909)
Net (Loss) Income from continuing operations before income taxes	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Non-controlling interest	-	-	(51)	-	(51)	-	-	(4)	-	(4)
Net (Loss) Income	$(5,708)	968	(1,241)	(131)	(6,112)	$(6,818)	(586)	(1,116)	(946)	(9,466)
Segment assets	$ 1,563	7,127	26,763	5	35,458	$ 849	105	26,236	8	27,198

RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Restatement

We have restated the results for the period ended December 31, 2011, which were reported originally in our Form 10-K filed with the United States Securities and Exchange Commission (the “SEC”) on March 8, 2012.

During the recently completed tri-annual review of the Company’s filing, the SEC recommended enhanced disclosure. Based, in part, on the SEC’s review, the Company has adopted guidance from ASC 470-20 as it relates to its Series B convertible debt.  Previously the Company did not account for the beneficial conversion feature of the Series B debt.   For the year ended December 31, 2011, the beneficial conversion feature increased the Company’s paid in capital and increased the discount on the Series B note by $1,490,000.

Below is detail on the December 31, 2011 restatement.

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$777		$777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$35,458		$35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$631		$631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$35,458		$35,458

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers Water Company and its subsidiaries, Farms, F-1, F-2, TR Water, the HCIC, the Orlando, Bessemer and discontinued operations.  All significant inter-company balances and transactions have been eliminated in consolidation.  The Company has completed the termination of the discontinued operations.

Non-controlling Interest

The Company owns 91% of the HCIC, so the results for the HCIC are consolidated in the Company’s financial statements.  As of June 30, 2012, the non-controlling members’ equity in the HCIC (the remaining 9% ownership interests) was $2,154,000.

Below is the breakdown of the non-controlling interests’ share of gains.

	For the three months ended,		For the six months ended,
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
HCIC	$12,000	$24,000	$4,000	$24,000

The non-controlling interests’ shares are assessed their pro-rata share of expected expenses to operate the HCIC.

Reclassification

Certain amounts previously reported have been reclassified to conform to the current presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions.  These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ materially from those estimates.

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants.  In determining fair value, the accounting standards establish a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs).  Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value.  The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value.  Marketable securities are valued at Level 1 due to readily available market quotes.  The fair value of the Company’s long-term debt, including the current portion, approximate its carrying value.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when resulting crops are sold into the market.  All direct expenses related to farming operations are capitalized as farm product and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the sale of water arising under water rights owned by the HCIC to farmers in the HCIC service area who are not affiliated with the Company.  Water revenues are recognized when the water is invoiced at the established rate per acre foot of water consumed.

Member Assessments

Once per year the HCIC board estimates that company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share.  One-half of the member assessment is recorded in the second quarter of the calendar year and the other one-half of the member assessment is recorded in the fourth quarter of the calendar year.  Assessments paid by Two Rivers Water Company to the HCIC are eliminated in consolidation of our financial statements.

The HCIC does not reserve against any unpaid assessments.  Assessments due, but unpaid, are secured by the member’s shares of the HCIC.  The value of this ownership is significantly greater than the annual assessments.  If assessments are not paid, after proper notifications to the delinquent party and a set time, the shares are offered at the amount of assessments due including interest and fees.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to the Company available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 restricted stock units (“RSUs”), 1,727,562 options and 2,653,424 warrants at December 31, 2011, and the dilutive effect of 7,844,282 RSUs, 1,923,200 options, 2,853,424 warrants and 9,263,531 conversion rights at June 30, 2012 has not been included in the determination of diluted earnings per share because, under ASC 260 their exercise would be anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company.  Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income (Loss) section in the Statement of Changes in Stockholders’ Equity.  At December 31, 2011 and June 30, 2012 the Company had $51,000 and $15,000, respectively, in unrecognized loss.

At December 31, 2011 and June 30, 2012, the Company held $137,000 and $31,000, respectively, in highly liquid gold-based ETFs.  For financial statement presentation, this amount is included in marketable securities available for sale.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment.  The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test.  The new guidance is effective now and has been adopted by the Company.  The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 was intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This guidance is effective now.  The Company’s adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position.  This ASU is effective for periods beginning on or after January 1, 2013.  At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2012 and 2011, none of which is expected to have a material impact on the Company’s financial position, operations or cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Restatement

On July 25, 2012, the Company's management and the Audit Committee of its Board of Directors, after discussions with the Company's independent registered public accounting firm, concluded that the Company did not accurately use the guidance from ASC 470-20 (“Debt with Conversion and Other Options”) as it relates to the accounting of its Series B convertible debt issued in Fiscal Year 2011. Previously the Company did not account for the beneficial conversion feature of the Series B debt. For the year ended December 31, 2011, the beneficial conversion feature increased both the Company’s additional paid in capital account and the discount on the Series B note by $1,490,000, and increased interest expense by $86,000, thereby resulting in a necessary restatement of the Company’s Balance Sheet and Statement of Operations as of December 31, 2011. The Company also reclassified its $76,000 purchase of the Company’s stock from Cash Flows from Investing Activities to Cash Flows from Financing Activities. As a result, the Company is filing this 2011 Form 10-K/A with restated financial statements.

The Company believes that the restatement reflects technical accounting adjustments only. The Company believes that the restatement does not reflect any material economic impact on the Company, any trends in the Company's business or any current or prospective impact on the Company's results of operations.

The following is the detail of the changes to the Company’s consolidated financial statements:

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$ 777		$ 777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$ 35,458		$ 35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$ 631		$ 631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 35,458		$ 35,458

Consolidated Statement of Operations (in thousands)	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Revenue
Farm revenue	$ -		$ -
Water revenue	-		-
Member assessments	102		102
Other income	3		3
Total Revenue	105		105
Direct cost of revenue	97		97
Gross Margin (Loss)	8		8

Operating Expenses:
General and administrative	3,868		3,868
Stock based compensation	2,678		2,678
Depreciation	102		102
Total operating expenses	6,648		6,648
(Loss) from operations	(6,640)		(6,640)

Other income (expense)
Interest expense	(1,212)	(86)	(1,298)
Warrant expense	-		-
Gain (Loss) sale of assets	5		5
Gain bargain purchase	1,736		1,736
Gain (Loss) on extinguishment of notes payable	196		196
Other income (expense)	(14)		(14)
Total other income (expense)	711	(86)	625
Net (Loss) from continuing operations before taxes	(5,929)		(6,015)
Income tax (provision) benefit	-		-
Net (Loss) from continuing operations	(5,929)		(6,015)

Discontinued Operations
Loss from operations of discontinued real estate and mortgage business	(132)		(132)
Income tax (provision) benefit from discontinued operations	-		-
(Loss) on discontinued operations	(132)		(132)
Net (Loss)	(6,061)		(6,147)
Net loss (income) attributable to the noncontrolling interest	(51)		(51)
Net (Loss) attributable to Two Rivers Water Company	$ (6,112)	$ (86)	$ (6,198)

(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.27)		$ (0.27)
(Loss) from discontinued operations	-		-
Total	$ (0.27)		$ (0.27)
Weighted Average Shares Outstanding:
Basic and Dilutive	22,156		22,156

To account for the beneficial conversion feature in the Series B debt, for the three and nine months ended September 30, 2011, the earnings would be reduced by $22,000, which would not have an effect on the reported earnings per share.

Consolidated Statement of Cash Flows (in thousands)
	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Cash Flows from Operating Activities:
Net (Loss)	$ (6,061)	$ (86)	$ (6,147)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102		102
Amortization of debt issuance costs and pre-paids	370	86	456
Legendary Investment sale and write off	-		-
Increase in reserves and impairments (discontinued operations)	-		-
Loss from REOs sold (discontinued operations)	-		-
Loss on sale of investments and assets held (discontinued operations)	132		132
(Gain) on extinguishment of notes payables	(196)		(196)
(Gain) Bargain Purchase Value adjustment	(1,736)		(1,736)
Realized (Gain) of market securities	(18)		(18)
Beneficial conversion	-		-
Stock based compensation and warrant expense	2,678		2,678
Stock for services	938		938
Options for Services	107		107
Net change in operating assets and liabilities:
Decrease (increase) in advances & accounts receivable	(49)		(49)
(Increase) in farm product	(43)		(43)
(Increase) decrease in deposits, prepaid expenses and other assets	(4)		(4)
Increase in accounts payable	168		168
Increase (decrease) in accrued liabilities and other	400		400
Net Cash (Used in) Operating Activities	(3,212)	-	(3,212)

Cash Flows from Investing Activities:
Investments (increased)/decreased
Boston real estate and other residential real estate	-		-
Proceeds from REO properties and other assets sold	-		-
Marketable securities purchased	(331)		(331)
Marketable securities sold	162		162
Retirement of Stock	(76)	76	-
Proceeds from asset held for sale	-		-
Proceeds from fixed assets sold	-		-
Purchase of property, equipment and software	(947)		(947)
Purchase of real estate option	-		-
Purchase of land, water shares, infrastructure	(1,064)		(1,064)
Dam construction	(359)		(359)
Other assets	-		-
Net Cash (Used in) Investing Activities	(2,615)	76	(2,539)

Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332		7,332
Payment of offering costs	(664)		(664)
Payment on notes payable	(1,217)		(1,217)
Payment for settlement of note payable	(105)		(105)
(Decrease) in short term borrowings	-		-
Options and warrants exercised	613		613
Increase in long term borrowings	-		-
Retirement of common stock		(76)	(76)
Private placement - net of offering costs	-		-
Net Cash Provided by Financing Activities	5,959	(76)	5,883
Net Increase in Cash & Cash Equivalents	132		132

Beginning Cash & Cash Equivalents	645		645
Ending Cash & Cash Equivalents	$ 777	$ -	$ 777

Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 435		$ 435
Cash received from income tax refunds	$ -		$ -
Conversion of note receivable for loan on land	$ -		$ -
Common stock issued for land and water share purchase	$ -		$ -
Common stock issued in conjunction with extinguishment of notes payable	$ 1,499		$ 1,499
Acquisition of Orlando Reservoir for seller financed note payable	$ 187		$ 187
Stock issued for partial payment for the purchase of Orlando Reservoir No.2, LLC	$ 1,557		$ 1,557
Stock issued for non-controlling interest in HCIC	$ -		$ -
Equipment purchases financed	$ 146		$ 146
Fair value of warrants issued with Series B offering	$ 1,675		$ 1,675
Value of beneficial conversion with Series B Offering	$ -	$ 1,490	$ 1,490
Stock & warrants for debt issuance costs	$ 369		$ 369

Consolidated Statement of Changes in Stockholders’ Equity
(In thousands)
				Other Comprehensive Income (Expense)
	Voting Common Stock		Additional Paid-in Capital			Non-
					Accumulated (Deficit)	Controlling	Stockholders'
	Shares	Amount				Interest	Equity
Balances, December 31, 2010	19,782	$ 20	$ 28,949	$ -	$ (13,587)	$ 2,111	$ 17,493

Net Income (Loss)	-	-	-	-	(6,112)	-	(6,112)
Stock-based compensation expense	2	-	2,678	-	-	-	2,678
Options Exercised	452	-	563	-	-	-	563
Warrants Exercised	50	-	50	-	-	-	50
Warrants issued	-	-	1,805	-	-	-	1,805
Options issued for services	-	-	107	-	-	-	107
RSUs issued	1,148	1	(1)	-	-	-	-
Stock issued in exchange for debt	1,372	2	3,330	-	-	-	3,332
Gain(Loss) attributable to noncontrolling entity	-	-	-	-	-	51	51
Stock issued for services	490	-	938	-	-	-	938
Unrealized gain (loss) on securities available for sale	-	-	-	(51)	-	-	(51)
Retirement of Stock - open market purchases	(37)	-	(62)	-	-	-	(62)
Adjustments from restatement	-	-	1,490	-	(86)	-	1,404
Balances, December 31, 2011	23,259	$23	$39,847	$(51)	$(19,785)	$2,162	$22,196

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers and its subsidiaries, Farms, F-1, F-2, TR Water, Mutual Ditch Company, Orlando, and discontinued operations. All significant inter-company balances and transactions have been eliminated in consolidation.

On August 17, 2009, Two Rivers and Two Rivers Basin, LLC (“TRB” an unrelated company) formed HCIC Holdings LLC (“HCIC”, a joint venture). Each entity owned 50% interest in HCIC. On September 14, 2010, TRWC purchased 100% of TRB’s ownership of HCIC through a merger and issuance of 7,500,000 shares of the Company’s stock to the members of TRB.

During the period from August 17, 2009 until the merger on September 14, 2010, due to the Company being the sole contributor of operational cash, without which HCIC would be unable to operate, the Company treated its investment in HCIC as a Variable Interest Entity (VIE) and under US GAAP consolidated HCIC (ASC Section 323.10.15 and 323.10.15-6).

On March 17, 2010, Two Rivers formed Two Rivers Farms, LLC and Two Rivers Energy, LLC as its wholly-owned subsidiaries. Therefore, 100% of Farming and Energy operations and balance sheets are consolidated into Two Rivers.

On July 13, 2010, Two Rivers formed Two Rivers Water, LLC as its wholly-owned subsidiary. Therefore, 100% of Water operations and balance sheets are consolidated into Two Rivers.

Non-controlling Interest

Non-controlling interest is recorded for the Mutual Ditch Company that are consolidated but are not wholly owned by the Company.

Below is the breakdown of the non-controlling interest’s share of gains.

	Year ended December 31, 2011	Year ended December 31, 2010
Mutual Ditch Company	$ 51,000	$ 4,000

The Company owns 91% of the Mutual Ditch Company. As of December 31, 2011, the non-controlling members’ equity in the Mutual Ditch Company was $2,162,000.

Reclassification

Certain amounts previously reported have been reclassified to conform to current presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

For purposes of reporting cash flows, Two Rivers Water Company considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments.

Concentration of Credit Risk

Financial instruments that potentially subject Two Rivers to significant concentrations of credit risk include cash equivalents, marketable investments, advances and accounts receivable. The Company maintains its cash and investment balances in the form of bank demand deposits, money market accounts that management believes to be of high credit quality. Accounts receivable are typically uncollateralized and are derived from transactions with and from customers primarily located in the United States.

No revenues to unaffiliated customers represented 10% or more of the Company’s revenue for the year ended December 31, 2011.

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants. In determining fair value, the accounting standards established a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs). Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of cash held as demand deposits, money market and certificates of deposit, marketable investments, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value. Marketable investments are valued at Level 1 due to readily available market quotes. The fair value of the Company’s long-term debt, including the current portion approximated its carrying value. Fair value for long-term debt was estimated based on quoted market prices of the identical debt instruments or values of comparable borrowings.

Nonrecurring Fair Value Measurements:

Business Acquisitions

Acquisition of the Mutual Ditch Company. During the quarter ended March 31, 2010, the Company acquired a majority of the shares of the Mutual Ditch Company. In order to value the acquired assets and liabilities, management considered an independent appraisal of these assets and used Level 2 inputs whereby the water rights were valued using comparable prices in markets that are not active. The infrastructure of the Mutual Ditch Company, including water storage, ditches and diversion points, was valued at replacement cost less physical obsolescence and deterioration. The value of the Mutual Ditch Company as of March 2, 2010 was estimated to be $24,196,000.

Acquisition of the Orlando. During 2011, in a series of step transactions, the Company acquired the Orlando assets. The Company’s management used Level 2 and 3 inputs to determine value and also considered an independent appraisal. Level 2 was used whereby the water rights were valued using comparable prices in markets that are not active. Level 3 was also used where the land and associated water assets were valued at a projected discounted cash flow method using crop production and related expenses. The value of the Orlando was estimated to be $5,195,000. (See also Note 1, Orlando)

Acquisition	Date	Price paid*	Fair Value	Gain/(Loss)
Mutual Ditch Company	2010, Qtr 1	$24,196,000	$24,196,000	-
Orlando	2011, Qtr 3	$3,459,000	$5,195,000	$1,736,000

*Includes cash paid, seller carry back note at face value, and the Company’s stock issued.

Notes Receivable

The Company carries its notes receivable at cost or loan balance, subject to the valuation procedures described below. The book value of these financial instruments is representative of their fair values. As of December 31, 2011 the Company eliminated the one remaining mortgage note receivable from its financial records. However, the Company is continuing its collection process through a law firm action (see Note 11). As of December 31, 2010, the Company had a total of $227,000 invested in mortgages receivable, net of an allowance for bad debt of $144,000.

Investments

Investments in publicly traded equity securities over which Two Rivers does not exercise significant influence are recorded at market value in accordance with ASC 320 "Investments - Debt and Equity Securities," which requires that all applicable investments be classified as trading securities, available for sale securities or held-to-maturity securities. Comprehensive income includes unrealized net gain or loss and changes in equity from the market price variations in stock and warrants held by the Company.

Land

Land acquired for farming is recorded at cost. Some of the land acquired has not been farmed for many years, if not decades. Therefore, additional expenditures are required to make the land ready for efficient farming. Expenditures for leveling the land are added to the cost of the land. Irrigation is not capitalized in the cost of Land (see Property and Equipment below). Land is not depreciated. However, once per year, Management will assess the value of land held, and in their opinion, if the land has become impaired, Management will establish an allowance against the land.

Other Real Estate Owned

Other real estate owned is comprised of real estate and other assets acquired through foreclosure, acceptance of a deed in lieu of foreclosure or otherwise acquired from the debtor in lieu of repayment of the debt. Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. Revenues, expenses and subsequent adjustments to fair value less estimated costs to sell are classified as expenses for other real estate owned. Depreciation is taken on property held and rented or with intent to rent. Depreciation on residential real estate is computed straight-line over 27.5 years.

Intangibles

Two Rivers recognizes the estimated fair value of water rights acquired by the Company’s purchase of stock in the Mutual Ditch Company and Orlando. These intangible assets will not be amortized because they have an indefinite remaining useful life based on many factors and considerations, including, the historical upward valuation of water rights within Colorado.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally on the straight-line method over the estimated useful life of each type of asset which ranges from three to seven years. Maintenance and repairs are charged to expense as incurred; improvements and betterments are capitalized. Upon retirement or disposition, the related costs and accumulated depreciation are removed from the accounts, and any resulting gains or losses are credited or charged to income.

Below is a summary of premises and equipment:

Asset Type	Life in Years	December 31, 2011	December 31, 2010
Office equipment & Furniture	5 – 7	$ 53,000	$ 74,000
Computers	3	38,000	59,000
Vehicles	5	119,000	45,000
Farm equipment	7	289,000	39,000
Mobile office	10	10,000	10,000
Irrigation system	10	822,000	31,000
Website	3	7,000	2,000
Subtotal		1,338,000	260,000
Less Accumulated Depreciation		209,000	104,000
Net Book Value		$ 1,129,000	$ 156,000

Impairments

Property and Equipment

Once per year, under the direction of our Chief Financial Officer, we will review all property, equipment and software owned by the Company and compared the net book value of such assets with the fair market value of each piece of equipment having a net book value greater than $5,000. If it is determined that the net book value is greater than the fair market value, an impairment will be recorded. If impairment is necessary, a loss on the value of the affected asset will be recorded, and the impairment will not be reversed in future periods.

Land

Once per year, under the direction of our Chief Financial Officer, we will review each parcel of land owned by the Company together with improvements to each parcel and compare the carrying cost with the fair market value. If it appears that our carrying value may be greater than the fair market value, an independent appraisal will be ordered. If the appraised value is less than our carrying value, an impairment will be recorded. If impairment is necessary, a loss on the value of our land will be recorded, and the impairment will not be reversed in future periods.

Water rights and infrastructure

Once per year, under the joint direction of our Chief Operating Officer and our Chief Financial Officer, we will assess the value of the water rights held by the Company, comparing our estimated values with recent sales of comparable water rights. In the event that such assessment indicates that the carrying value is greater than the fair market value of the water rights, an impairment will be recorded. If impairment is necessary, a loss on value of our water rights will be recorded, and the impairment will not be reversed in future periods.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when sold into the market. All direct expenses related to farming operations are capitalized as farm inventory and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the lease of water own by the Mutual Ditch Company to farmers in the Mutual Ditch Company service area. Water revenues are recognized when the water is used at invoiced at the agreed upon rate per acre foot of water consumed.

Member Assessments

Once per year the Mutual Ditch Company board estimates the Mutual Ditch Company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share. One-half of the member assessment is recorded in the first quarter of the calendar year and the other one-half of the member assessment is recorded in the third quarter of the calendar year. Assessments paid by Two Rivers Water Company to the Mutual Ditch Company are eliminated in consolidation of the financial statements.

The Mutual Ditch Company does not reserve against any unpaid assessments. Assessments due, but unpaid, are secured by the member’s ownership of the Mutual Ditch Company. The value of this ownership is significantly greater than the annual assessments.

Stock Based Compensation

Beginning January 1, 2006, the Company adopted the provisions of ASC 718 and accounts for stock-based compensation in accordance with ASC 718. Under the fair value recognition provisions of this standard, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation provisions of ASC 718 apply to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

All options granted prior to the adoption of ASC 718 and outstanding during the periods presented were fully-vested at the date of adoption.

In December 2007, the SEC issued Staff Accounting Bulletin (“SAB”) 110 which was issued to express the understanding that the use of a “simplified” method, as discussed in SAB 107 in developing an estimate of expected term of “plain vanilla” share options in accordance with ASC 718 would be acceptable beyond December 31, 2007. The Company adopted this standard beginning January 2008.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

The Company uses a two-step process to evaluate a tax position. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The Company reports tax-related interest and penalties as a component of income tax expense.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2011, is not material to its results of operations, financial condition, or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2011, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current tax law and policy that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company's results of operations, financial condition or cash flows.

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company's previously filed returns. The Company's 2008 and later tax returns are still subject to examination.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to Two Rivers available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 RSUs, 1,727,562 options and 100,000 warrants at December 31, 2011, has not been included in the determination of diluted earnings per share since, under ASC 260 they would anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company. Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income section in the Statement of Changes in Stockholders’ Equity. At December 31, 2011 the Company had $51,000 in unrecognizable loss.

At December 31, 2011, the Company held $137,000 in highly liquid gold-based ETFs. For financial statement presentation, this amount is included in marketable securities held for sale.

At December 31, 2010, no marketable securities were held.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-5 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. generally accepted accounting principles and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity and requiring that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance will be applied retrospectively and early adoption is permitted. This guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position. This ASU is effective for periods beginning on or after January 1, 2013. At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2011 and 2010, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

NOTES PAYABLE QUARTERLY	3 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 3 – NOTES PAYABLE

HCIC Seller Carryback Notes

Beginning on September 17, 2009, the Company began acquiring shares in the HCIC and related land from HCIC shareholders.  As part of these transactions, many of the sellers financed the acquisitions by accepting notes payable from the Company and HCIC.  As of December 31, 2011 and June 30, 2012, these loans totaled $7,362,000. The notes carry interest at 6% per annum, interest payable monthly, the principal amounts due at various dates from February 1, 2013 through September 30, 2015, and are collateralized by the HCIC shares and land.   As of June 30, 2012, due to a maturity on the seller financed notes being within 12 months, $6,762,000 of the $7,362,000 is classified as a current portion of long-term debt.

As of June 30, 2012, of the $7,362,000 in seller carry back notes, $2,114,000 provides the holders the right to convert some or all of debt into the Company’s common stock at $1/share to $1.25/share.  Each of the holders of such conversion rights can convert anytime until the related note is paid.

During the year ended December 31, 2011, the Company exchanged $1,575,000 in HCIC debt into 722,222 shares of the Company’s common stock, a cash payment of $37,500, and $37,500 in an unsecured note, which note was paid in 2012.  The fair market value of the consideration paid by the Company to induce the exchange exceeded the face amount of the debt by $272,000.  An expense due to loss on extinguishment of note payable of $272,000 was recognized due to the difference between the stock price conversion and the fair market value of the Company’s common stock.

During the year ended December 31, 2011, the Company offered holders of HCIC notes the option of an early payoff in exchange for a discount on the face amount of the note.  A total of $189,000 of notes was retired early and a gain on forgiveness of the HCIC notes of $84,000 was recognized and is netted against the loss on extinguishment of note payables mentioned above in the statement of operations.

Orlando Note

On January 28, 2011, the Company purchased water storage rights and direct flow water diversion rights from the Orlando Reservoir No. 2 Company, LLC (the “Orlando”) for $3,100,000, which consisted of a cash payment of $100,000 and a Company note payable to the seller in the amount of $3,000,000.

However, in July 2011, the Company substantially restructured the transaction resulting in the Company acquiring the Orlando for (i) 650,000 shares of the Company’s common stock, (ii) a $1,412,500 cash payment, and (iii) a seller carryback note of $187,500 at 7% per annum with principal and interest due on January 28, 2014.  For purposes of the transaction, the Company shares were valued at $1,557,000.  Upon the completion of the Orlando purchase, the Company engaged a water research firm to perform a valuation of the Orlando.  The valuation report (which took into account the rehabilitation project then nearing completion) was issued on January 16, 2012 with an approximate value of $5,195,000.

Series A & B Notes

In February 2011 the Company closed a $2,000,000 Series A convertible debt offering to finance the land, water rights, improvements, and farm equipment for F-1.  The debt pays interest at 6% per annum to maturity on March 31, 2014 plus one-third of the F-1 crop profit.  The crop profit participation will be recognized as an interest expense upon the sale of the F-1 crop.   Holders of the debt have the right to convert its principal into Company common stock at $2.50/share.  Because conversion at $2.50/share would be accretive to the Company, no additional beneficial interest has been recorded in favor of the debt.

As noted above, one-third of crop profit will be recognized as an interest expense upon the sale of the crop. The crop profit is defined as crop revenue less the direct cost of growing and cultivating the crop.  Direct costs includes all cost to prepare for planting, planting, caring for the crops planted, harvesting and delivering the crop to market. Further, the crop profit is only from the 500 acres of farmland that secures the Series A debt.

In August 2011, the Company closed a $5,332,000 Series B convertible debt offering to finance the land, water rights, and improvements for F-2.  The debt pays interest at 6% per annum to maturity on June 30, 2014 plus 10% of the net crop revenue from land owned by F-2.  The crop profit participation will be recognized as an interest expense upon the sale of the F-2 crop.   Net-crop revenue is defined as the gross selling price of the crops less basis.  Basis is the difference between the futures price for a commodity and the local cash price offered by grain buyers.  It reflects the cost of marketing grain from one point of sale to another point of sale.  The net-crop revenue is paid on crop that are produced on the farmland that secures the Series B debt, approximately 1,200 acres.

Holders of the Series B debt also have the right to convert its principal into Company common stock at $2.50/share.

The conversion option on the Series A and Series B Notes cannot be separated from their respective notes.  However, in conjunction with the Series B Notes, the Company issued 2,132,800 warrants to purchase the Company common stock at $2.50/share through December 31, 2012.  Further, in connection with the placement of the Series A and Series B Notes, the Company also issued 171,000 warrants to purchase the Company’s common stock at $2.50/share to three broker-dealers; those warrants have an expiration of September 30, 2014.  The fair value of the warrants issued was computed at $1,675,000 for the debt holder warrants. This amount was recorded as a discount on the note and is accreted over the life of the note to interest expense utilizing the effective-interest method.  There is an additional $149,000 for the broker dealer warrants, which warrants were issued as partial compensation for the successful completion of the Series B placement.  These warrants are amortized over the life of the warrants and recognized as interest expense.

For the year ended December 31, 2011, the Company also recorded a beneficial conversion amount with Series B.  After accounting for the fair value of the warrants at $0.7854/share, the adjusted and effective Series B conversion rate is $1.7146/share.  Taking into account the various closing dates of the Series B and the respective stock price of our common stock at each closing, the value of the beneficial conversion feature is $1,490,000.  This amount was recorded as a discount on the note and is accreted over the life of the note to interest expense utilizing the effective-interest method.  The Company estimated the effective interest rate to be 46% per annum.

Below is a summary of Series B discount and accretion:

	Beginning balance	2011 discount accretion	6 months 2012 accretion	Net
Face	$5,332,000			$5,332,000
Warrant fair value	(1,675,000)	245,000	424,000	(2,496,000)
Beneficial conversion	(1,490,000)
Net	$2,167,000	245,000	424,000	$2,836,000

During the quarter ended June 30, 2012, the Company closed a short-term bridge financing (the “Bridge Loan”) in the total amount of $3,994,000.  The Company’s CEO participated as a lender in the Bridge Loan in the amount of $994,000.  The Bridge Loan pays monthly interest at 12% per annum and is due on October 31, 2012.  The Bridge Loan holders also received one share of the Company’s stock for each $10 of Bridge Loan participation. Participants in the Bridge Loan have the option of converting the principal into the Company’s common stock at the price offered in a take-out equity financing which the Company plans to complete.   In conjunction with the closing of the Bridge Loan, the Company issued 400,000 shares of its common stock to the Bridge Loan holders.  The fair value of the shares issued was determined to be $655,000, which is recorded as a debt discount being amortized on a straight-line basis over the term of the related Bridge Loan.

First National Bank of Pueblo (FNB) – Dionisio Purchase

The cost of the Dionisio land/water acquisition was $1,500,000, of which $900,000 was financed by FNB and $600,000 was paid in cash.  The purchase price has been allocated to land for $513,000; building for $35,000, and $952,000 to water rights representing the purchase of the Bessemer Ditch Company (“BIDC”) shares.  The Company has agreed to purchase facilities, equipment and the produce business which is integrated with Dionisio Farms for an additional $1,500,000.

The terms of the FNB loan is at 1% above the base rate on corporate loans posted by at least 75% of the nation’s 30 largest banks known as the Wall Street Journal Prime Rate (3.25% as of June 30, 2012), subject to a minimum of 6% per annum.   The FNB loan is secured by the Dionisio assets which include 146 shares of the BIDC.  There are five annual payments of $76,000 due each December 15 commencing December 15, 2012.  A balloon payment of all accrued interest and outstanding principal is due June 15, 2017.

Below is a summary of the Company’s debt:

Note	June 30, 2012 principal balance	June 30, 2012 accrued interest	Interest rate	Security
HCIC seller carry back	$7,362,400	$-	6%	Shares in the HCIC
Orlando purchase	187,500	10,500	7%	188 acres of land
Convertible debt Series A	2,000,000	50,000	6%	F-1 assets
Convertible debt Series B	5,332,000	159,500	6%	F-2 assets
Bridge Loan	3,994,000	-	12%	Unsecured
CWCB	1,114,000	6,000	2.5%	Certain Orlando and Farmland assets
FNB - Dionisio Farm	900,000	2,000	(1)	Dionisio farmland and 146.4 shares of BIDC, well permits
Equipment loans	138,700	700	5 - 8%	Specific equipment
Total	21,028,600	$228,700
Less: Current portion	(10,794,600)
Net long term due before discounts	10,234,000
Less: Discount on Series B	(2,496,500)
Less: Discount on Bridge Loan	(331,700)
Long Term portion	$7,405,800
Notes:
(1) Prime rate + 1%, but not less than 6%.

INFORMATION ON BUSINESS SEGMENTS QUARTERLY	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
INFORMATION ON BUSINESS SEGMENTS

NOTE 4 – INFORMATION ON BUSINESS SEGMENTS

We organize our business segments based on the nature of the products and services offered. We focus on the farming business and water business with Two Rivers Water Company as the parent company.  Therefore, we report our segments by these lines of businesses: Farms and Water.  Farms contain all of our farming business (Farms, F-1, F-2, Dionisio).  Water contains our water business (HCIC, Orlando and Bessemer).

In the following tables of financial data, the total of the operating results of these business segments is reconciled, as appropriate, to the corresponding consolidated amount.  There are some corporate expenses that were not allocated to the business segments, and these expenses are contained in the “Total Operating Expenses” under Two Rivers Water Company.

While the Parent is not a separable reportable operating segment, there are some corporate expenses that were not allocated to the business segments, and these expenses are contained in the “Total Operating Expenses” under Parent.  Further, segment allocations may differ from those on the face of the income statement.

Operating results for each of the segments of the Company are as follows (in thousands):

	For the six months ended June 30, 2012					For the six months ended June 30, 2011
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$-	-	-	-	-	$-	-	48	-	48
Farm revenue	-	-	-	-	-	-	-	-	-	-
Water revenue	-	-	36	-	36	-	-	-	-	-
Other & misc.	-	-	11	-	11	-	-	-	-	-
	-	-	47	-	47	-	-	48	-	48
Less: direct cost of revenue	-	-	-	-	-	-	-	-	-	-
Gross Margin	-	-	47	-	47	-	-	48	-	48
Total Operating Expenses	3,618	647	495	-	4,760	(2,409)	(248)	(228)	-	(2,885)
Total Other Income/(Expense)	1,024	646	223	-	1,893	(37)	(100)	(426)	-	(563)
Net (Loss) Income from continuing operations before income taxes	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	-	-	-	-	-	(31)	(31)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	-	-	-	-	-	(31)	(31)
Non-controlling interest	-	-	4	-	4	-	-	(24)	-	(24)
Net (Loss) Income	$(4,642)	(1,293)	(675)	-	(6,610)	$(2,446)	(348)	(630)	(31)	(3,455)
Segment assets	$1,959	9,135	27,254	-	38,348	$888	1,002	29,497	10	31,397

EQUITY TRANSACTIONS QUARTERLY	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
EQUITY TRANSACTIONS

NOTE 5 – EQUITY TRANSACTIONS

Common Stock

During the six months ended June 30, 2011 the Company had the following common stock transactions:

•	During February 70,000 shares of our common stock were issued in exchange for consulting services.
•	In March, 2011 a total of 722,000 shares were issued to a creditor of the Company, as payment in full for the debt in the amount of $1,575,000. At the time of the transaction, the fair value of the Company’s common stock exceeded the amount of debt retired, which resulted in a loss from debt retirement of $272,000.

•	During April, 2011 we issued 100,000 shares of our common stock in exchange for consulting services.

During the six months ended June 30, 2012 the Company had the following common stock transactions:

·	In January, 2012 the Company issued 50,000 shares of our common stock to the independent members of the Board in exchange for Board of Director services rendered in 2011.
·	In January, 2012 the Company issued 125,000 shares to cover 125,000 Restricted Stock Units (“RSUs”) issued to an non-executive employee under the 2011 Plan in exchange for his surrender of 250,000 options (strike price of $2.00/share) under the 2005 Plan.

·	In January, 2012 100,000 RSU shares, as part of an overall grant of 700,000 shares, were issued to the Company’s CFO pursuant to the 2011 Plan.
·	In January, 2012 200,000 shares, as part of an overall grant of 400,000 shares, were issued to a former member of the Board of Directors.

·	In February, 2012 the Company issued 83,330 shares to our investor relations consultants as partial payment for their services.
·	In March, 2012 the Company issued 400,000 shares to participating lenders in consideration of the Bridge Loan.

·	In April 2012, the Company issued 25,000 RSU shares to the estate of a previous employee under our 2011 Plan.
·	In June 2012, the Company issued 166,666 RSU shares of the total grant of 700,000 shares pursuant to the CFO’s employment agreement and to the 2011 Plan.

·	In June 2012, the Company issued 200,000 RSU shares to complete a grant of 400,000 shares to a former member of the Board of Directors.
·	In June 2012, the Company issued 50,000 shares to a key vendor, as partial payment for services performed.

·	In June 2012, the Company issued 166,666 RSU shares to a board member for consulting services performed from April 1, 2012 through June 30, 2012.
·	In June 2012, the Company issued 100,000 shares through the exercise of warrants.

Stock Incentive Plans

The Company previously had a 2005 Stock Option Plan (“2005 Plan”) that was superseded by the Two Rivers 2011 Long-Term Stock Incentive Plan (“2011 Plan”).   Upon the Company’s shareholder adoption of the 2011 Plan, the 2005 Plan stopped issuance of any further grants, except for grants previously committed by agreement.

Under the 2005 Plan, we have the following stock options issued and outstanding:

Optionee	Company Relationship	Shares	Date of Grant	Vesting Date	Performance Requirement	Expiration Date	Exercise Price	Exercised to Date
Howard Farkas	Former Director	1,023,200	Jul 2006	Jul 2006	Satisfied	Jul 2016	$1.25	-
Employees	Employee	40,000	Apr 2011	(1)	(2)	Apr 2021	$3.00	-
Wallick Associates	Consultant	600,000	(3)	(3)	Satisfied	(3)	$1.25	-
		1,663,200
Exercisable June 30, 2012		1,623,200
Notes:
(1) Vests 1/3 at the end of each 12 months from Date of Grant
(2) Satisfactory employee performance during vesting period
(3) Various grant dates of during 2011 and 2012. When granted, the options immediately vested. Expiration is 5 years from the date of grant.

If all of the options were exercised, $2,149,000 would be collected by the Company and yield an average share price of $1.29.

During the six months ended June 30, 2012, the Company issued 204,480 options under the 2005 Plan and pursuant to a prior written agreement with a financial consultant.  The options have a strike of $1.25/share.  Of the 204,480 options, 83,333 options were issued in conjunction with a successful debt placement; the fair value is being amortized over the three-year life of the associated debt, or $3,000 per quarter which is recognized as interest expense.  The remaining 121,147 options issued in 2012 were for current services; therefore the fair value of $44,000 was expensed to consulting expense.

Option Valuation Process

The fair value of each option award is estimated on the date of grant.  To calculate the fair value of options, the Company uses the Black-Scholes model employing the following variables:

Expected stock price volatility	78%
Risk-free interest rate	2.64%
Expected option life (years)	2.2 to 5.2
Expected annual dividend yield	0%

The Company arrived at the foregoing estimate of volatility of the Company’s common stock based on observation of pricing volatility of the publicly-traded stocks of other entities in a similar line of business for a period commensurate with the contractual term of the underlying options and used weekly intervals for price observations. The Company will continue to consider the volatilities of those other stocks unless circumstances change such that the identified entities are no longer similar to the Company or until there is sufficient information available to substitute the Company’s own stock price volatility. The risk-free rate for periods within the expected term of the options is based on the U.S. Treasury yield curve in effect at the time of grant. The Company believes these estimates and assumptions are reasonable. However, these estimates and assumptions may change in the future based on actual experience as well as market conditions.

Under the 2011 Plan, we have issued the following Restricted Stock Units (RSUs):

Grantee	Company Relationship	RSUs issued	Date of Grant	Vesting Date	Performance Requirement	Exercised to Date
John McKowen	Chairman/CEO	2,480,948	Oct 2010	(1)	(2)	-
		1,400,000	Jan 2012	(1)	(3)	-
Gary Barber	President/COO	1,000,000	Oct 2010	(1)	(2)	-
		1,400,000	Jan 2012	(1)	(3)	-
Wayne Harding	CFO	700,000	Oct 2010	(1)	(2)	366,666
		500,000	Jan 2012	(1)	(3)	-
John Stroh	Director	220,236	Oct 2010	Jan 2011	n/a	220,236
Jolee Henry	Prior Director	400,000	Oct 2010	Jan 2011	n/a	400,000
Employees (5)	Past & Present Employees	880,000	Various	(1)	(4)	150,000
		8,981,184				1,136,902

Notes:
Above table does not show those shares that were cancelled or returned.
(1) Vests 1/3 at the end of each 12 months from Date of Grant
(2) Subject to employer deferral and employment agreement, if applicable
(3) Vests 1/3 when the Company's common stock is listed on a National Exchange and attains closing bid of $3 per share, a second 1/3 when the share price attains $6 per share, and the final 1/3 when the share price attains $9 per share, respectively
(4) Satisfactory employee performance during vesting period
(5) A total of ten current and past employees are in this group

The 2011 Plan has a total of 10,000,000 shares available for grants.  With 8,981,184 RSUs and 25,000 options granted, a balance of 993,816 shares is available for grants under the 2011 Plan.

The Company can issue stock awards and options for nonemployee services.  If stock is granted, the Company values the stock using an average of the closing price of the Company’s stock over the period that the service was rendered.  If options are granted, the Company uses the Black-Scholes model for determining fair value.  The parameters for the Black-Scholes model are detailed later in this Note.

It is estimated that $7,482,000 in stock-based compensation expense will be fully amortized by December 31, 2015.

The stock-based compensation expense was $1,000,000 for the three months ended March 31, 2012 and $1,036,000 for the three months ended June 30, 2012 for a total of $2,036,000 for the six months ended June 30, 2012.

The stock-based compensation expense was $498,000 for the three months ended March 31, 2011 and $501,000 for the three months ended June 30, 2011 for a total of $999,000 for the six months ended June 30, 2011

Warrants

On January 27, 2012, our Board of Directors authorized an extension of the expiration date of 100,000 warrants to purchase the Company’s common stock at $1.00/share held by the Elevation Fund.  The former expiration date was December 31, 2011, and the expiration date was extended to June 30, 2012.  The extension was granted in consideration of the Elevation Fund’s assistance with the Company’s capital financing.  Due to the extension of the warrant expiration date, a new fair value calculation was performed using the Black-Scholes method.  Based on this calculation, an expense of $55,000 was recognized for the three months ended June 30, 2012.  The Elevation Fund’s 100,000 warrants were exercised by June 30, 2012.

As of June 30, 2012, the Company has outstanding the following warrants to purchase common stock:

Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Dec 2013	$2.50
Broker Dealer Series B Debt	Placement Agent	170,624	Aug 2011	Aug 2011	Sep 2014	$2.50
Boenning Scattergood	Financial Advisor	250,000	May 2011	May 2011	May 2016	$2.00
Investor Group	Investors	300,000	Feb 2012	Mar 2012	(1)	(1)
Wedbush Securities	Financial Advisor	200,000	June 2012	June 2012	June 2017	$1.20
(1) These warrants are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.

Conversion Rights:

As of June 30, 2012, through the Company’s various capital raising activities, we have issued the following rights to convert debt into the Company’s common stock as follows:

Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
HCIC Debt holders	Creditors	2,336,731	2010	2010	(1)	(1)
Holders of Series A Debt	Investors	800,000	Feb 2011	Feb 2011	Mar 2014	$2.50
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Jun 2014	$2.50
Holders of Bridge Loan	Investors	(2)	Feb 2012	Feb 2012	(3)	(3)

(1) Expiration is when the note is due which is between January and October 2013. Exercise price is from $1.00 to $1.25/share.

(2) The holders have the right to convert notes at a price discussed in Note 3 so the number of shares issued will be $3,994,000 divided by price per share.

(3) These conversion rights are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.-

SUBSEQUENT EVENTS QUARTERLY	3 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 6 – SUBSEQUENT EVENTS There have been no material subsequent events through the date the financial statements were available to be issued.

RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Restatement

Restatement

We have restated the results for the period ended December 31, 2011, which were reported originally in our Form 10-K filed with the United States Securities and Exchange Commission (the “SEC”) on March 8, 2012.

During the recently completed tri-annual review of the Company’s filing, the SEC recommended enhanced disclosure. Based, in part, on the SEC’s review, the Company has adopted guidance from ASC 470-20 as it relates to its Series B convertible debt.  Previously the Company did not account for the beneficial conversion feature of the Series B debt.   For the year ended December 31, 2011, the beneficial conversion feature increased the Company’s paid in capital and increased the discount on the Series B note by $1,490,000.

Below is detail on the December 31, 2011 restatement.

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$777		$777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$35,458		$35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$631		$631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$35,458		$35,458

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers Water Company and its subsidiaries, Farms, F-1, F-2, TR Water, the HCIC, the Orlando, Bessemer and discontinued operations.  All significant inter-company balances and transactions have been eliminated in consolidation.  The Company has completed the termination of the discontinued operations.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers and its subsidiaries, Farms, F-1, F-2, TR Water, Mutual Ditch Company, Orlando, and discontinued operations. All significant inter-company balances and transactions have been eliminated in consolidation.

On August 17, 2009, Two Rivers and Two Rivers Basin, LLC (“TRB” an unrelated company) formed HCIC Holdings LLC (“HCIC”, a joint venture). Each entity owned 50% interest in HCIC. On September 14, 2010, TRWC purchased 100% of TRB’s ownership of HCIC through a merger and issuance of 7,500,000 shares of the Company’s stock to the members of TRB.

During the period from August 17, 2009 until the merger on September 14, 2010, due to the Company being the sole contributor of operational cash, without which HCIC would be unable to operate, the Company treated its investment in HCIC as a Variable Interest Entity (VIE) and under US GAAP consolidated HCIC (ASC Section 323.10.15 and 323.10.15-6).

On March 17, 2010, Two Rivers formed Two Rivers Farms, LLC and Two Rivers Energy, LLC as its wholly-owned subsidiaries. Therefore, 100% of Farming and Energy operations and balance sheets are consolidated into Two Rivers.

On July 13, 2010, Two Rivers formed Two Rivers Water, LLC as its wholly-owned subsidiary. Therefore, 100% of Water operations and balance sheets are consolidated into Two Rivers.

Non-controlling Interest

Non-controlling Interest

The Company owns 91% of the HCIC, so the results for the HCIC are consolidated in the Company’s financial statements.  As of June 30, 2012, the non-controlling members’ equity in the HCIC (the remaining 9% ownership interests) was $2,154,000.

Below is the breakdown of the non-controlling interests’ share of gains.

	For the three months ended,		For the six months ended,
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
HCIC	$12,000	$24,000	$4,000	$24,000

The non-controlling interests’ shares are assessed their pro-rata share of expected expenses to operate the HCIC.

Reclassification	Reclassification Certain amounts previously reported have been reclassified to conform to the current presentation.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions.  These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Fair Value of Measurements and Disclosures

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants.  In determining fair value, the accounting standards establish a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs).  Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value.  The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value.  Marketable securities are valued at Level 1 due to readily available market quotes.  The fair value of the Company’s long-term debt, including the current portion, approximate its carrying value.

Expected stock price volatility	122%
Risk-free interest rate	2.64%
Expected option life (years)	3.3 to 5.2
Expected annual dividend yield	0%

Revenue Recognition

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when resulting crops are sold into the market.  All direct expenses related to farming operations are capitalized as farm product and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the sale of water arising under water rights owned by the HCIC to farmers in the HCIC service area who are not affiliated with the Company.  Water revenues are recognized when the water is invoiced at the established rate per acre foot of water consumed.

Member Assessments

Once per year the HCIC board estimates that company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share.  One-half of the member assessment is recorded in the second quarter of the calendar year and the other one-half of the member assessment is recorded in the fourth quarter of the calendar year.  Assessments paid by Two Rivers Water Company to the HCIC are eliminated in consolidation of our financial statements.

The HCIC does not reserve against any unpaid assessments.  Assessments due, but unpaid, are secured by the member’s shares of the HCIC.  The value of this ownership is significantly greater than the annual assessments.  If assessments are not paid, after proper notifications to the delinquent party and a set time, the shares are offered at the amount of assessments due including interest and fees.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to the Company available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 restricted stock units (“RSUs”), 1,727,562 options and 2,653,424 warrants at December 31, 2011, and the dilutive effect of 7,844,282 RSUs, 1,923,200 options, 2,853,424 warrants and 9,263,531 conversion rights at June 30, 2012 has not been included in the determination of diluted earnings per share because, under ASC 260 their exercise would be anti-dilutive.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when sold into the market. All direct expenses related to farming operations are capitalized as farm inventory and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the lease of water own by the Mutual Ditch Company to farmers in the Mutual Ditch Company service area. Water revenues are recognized when the water is used at invoiced at the agreed upon rate per acre foot of water consumed.

Member Assessments

Once per year the Mutual Ditch Company board estimates the Mutual Ditch Company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share. One-half of the member assessment is recorded in the first quarter of the calendar year and the other one-half of the member assessment is recorded in the third quarter of the calendar year. Assessments paid by Two Rivers Water Company to the Mutual Ditch Company are eliminated in consolidation of the financial statements.

The Mutual Ditch Company does not reserve against any unpaid assessments. Assessments due, but unpaid, are secured by the member’s ownership of the Mutual Ditch Company. The value of this ownership is significantly greater than the annual assessments.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company.  Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income (Loss) section in the Statement of Changes in Stockholders’ Equity.  At December 31, 2011 and June 30, 2012 the Company had $51,000 and $15,000, respectively, in unrecognized loss.

At December 31, 2011 and June 30, 2012, the Company held $137,000 and $31,000, respectively, in highly liquid gold-based ETFs.  For financial statement presentation, this amount is included in marketable securities available for sale.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company. Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income section in the Statement of Changes in Stockholders’ Equity. At December 31, 2011 the Company had $51,000 in unrecognizable loss.

At December 31, 2011, the Company held $137,000 in highly liquid gold-based ETFs. For financial statement presentation, this amount is included in marketable securities held for sale.

At December 31, 2010, no marketable securities were held.

Recently issued Accounting Pronouncements

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment.  The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test.  The new guidance is effective now and has been adopted by the Company.  The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 was intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This guidance is effective now.  The Company’s adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position.  This ASU is effective for periods beginning on or after January 1, 2013.  At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2012 and 2011, none of which is expected to have a material impact on the Company’s financial position, operations or cash flows.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-5 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. generally accepted accounting principles and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity and requiring that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance will be applied retrospectively and early adoption is permitted. This guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position. This ASU is effective for periods beginning on or after January 1, 2013. At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2011 and 2010, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Restated consolidated balance sheet
Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$777		$777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$35,458		$35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$631		$631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$35,458		$35,458

Breakdown of non-controlling interest in HCIC
	For the three months ended,		For the six months ended,
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
HCIC	$12,000	$24,000	$4,000	$24,000

NOTES PAYABLE QUARTERLY (Tables)	3 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Summary of Series B note discount and accretion
	Beginning balance	2011 discount accretion	6 months 2012 accretion	Net
Face	$5,332,000			$5,332,000
Warrant fair value	(1,675,000)	245,000	424,000	(2,496,000)
Beneficial conversion	(1,490,000)
Net	$2,167,000	245,000	424,000	$2,836,000

Summary of company debt
Note	June 30, 2012 principal balance	June 30, 2012 accrued interest	Interest rate	Security
HCIC seller carry back	$7,362,400	$-	6%	Shares in the HCIC
Orlando purchase	187,500	10,500	7%	188 acres of land
Convertible debt Series A	2,000,000	50,000	6%	F-1 assets
Convertible debt Series B	5,332,000	159,500	6%	F-2 assets
Bridge Loan	3,994,000	-	12%	Unsecured
CWCB	1,114,000	6,000	2.5%	Certain Orlando and Farmland assets
FNB - Dionisio Farm	900,000	2,000	(1)	Dionisio farmland and 146.4 shares of BIDC, well permits
Equipment loans	138,700	700	5 - 8%	Specific equipment
Total	21,028,600	$228,700
Less: Current portion	(10,794,600)
Net long term due before discounts	10,234,000
Less: Discount on Series B	(2,496,500)
Less: Discount on Bridge Loan	(331,700)
Long Term portion	$7,405,800
Notes:
(1) Prime rate + 1%, but not less than 6%.

INFORMATION ON BUSINESS SEGMENTS QUARTERLY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Operating results for each of the segment Two Rivers Water Co.
	For the six months ended June 30, 2012					For the six months ended June 30, 2011
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$-	-	-	-	-	$-	-	48	-	48
Farm revenue	-	-	-	-	-	-	-	-	-	-
Water revenue	-	-	36	-	36	-	-	-	-	-
Other & misc.	-	-	11	-	11	-	-	-	-	-
	-	-	47	-	47	-	-	48	-	48
Less: direct cost of revenue	-	-	-	-	-	-	-	-	-	-
Gross Margin	-	-	47	-	47	-	-	48	-	48
Total Operating Expenses	3,618	647	495	-	4,760	(2,409)	(248)	(228)	-	(2,885)
Total Other Income/(Expense)	1,024	646	223	-	1,893	(37)	(100)	(426)	-	(563)
Net (Loss) Income from continuing operations before income taxes	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	-	-	-	-	-	(31)	(31)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	-	-	-	-	-	(31)	(31)
Non-controlling interest	-	-	4	-	4	-	-	(24)	-	(24)
Net (Loss) Income	$(4,642)	(1,293)	(675)	-	(6,610)	$(2,446)	(348)	(630)	(31)	(3,455)
Segment assets	$1,959	9,135	27,254	-	38,348	$888	1,002	29,497	10	31,397

	For the year ended December 31, 2011					For the year ended December 31, 2010
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$ -	-	97	-	97	$ -	-	25	-	25
Farm revenue	-	-	-	-	-	-	153	-	-	153
Water revenue	-	-	-	-	-	15	-	-	-	15
Other & misc.	-	2	5	-	7	-	3	-	-	3
	-	2	102	-	104	15	156	25	-	196
Less: direct cost of revenue	-	97	-	-	97	-	285	-	-	285
Gross Margin	-	(95)	102	-	7	15	(129)	25	-	(89)
Total Operating Expenses	(5,548)	(589)	(640)	-	(6,777)	(5,924)	(457)	(1,137)	-	(7,518)
Total Other Income/(Expense)	(160)	1,652	(652)	-	840	(909)	-	-	-	(909)
Net (Loss) Income from continuing operations before income taxes	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(5,708)	968	(1,190)	-	(5,930)	(6,818)	(586)	(1,112)	-	(8,516)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	(131)	(131)	-	-	-	(946)	(946)
Non-controlling interest	-	-	(51)	-	(51)	-	-	(4)	-	(4)
Net (Loss) Income	$(5,708)	968	(1,241)	(131)	(6,112)	$(6,818)	(586)	(1,116)	(946)	(9,466)
Segment assets	$ 1,563	7,127	26,763	5	35,458	$ 849	105	26,236	8	27,198

EQUITY TRANSACTIONS QUARTERLY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Stock options issued and outstanding
Optionee	Company Relationship	Shares	Date of Grant	Vesting Date	Performance Requirement	Expiration Date	Exercise Price	Exercised to Date
Howard Farkas	Former Director	1,023,200	Jul 2006	Jul 2006	Satisfied	Jul 2016	$1.25	-
Employees	Employee	40,000	Apr 2011	(1)	(2)	Apr 2021	$3.00	-
Wallick Associates	Consultant	600,000	(3)	(3)	Satisfied	(3)	$1.25	-
		1,663,200
Exercisable June 30, 2012		1,623,200
Notes:
(1) Vests 1/3 at the end of each 12 months from Date of Grant
(2) Satisfactory employee performance during vesting period
(3) Various grant dates of during 2011 and 2012. When granted, the options immediately vested. Expiration is 5 years from the date of grant.

Option valuation process
Expected stock price volatility	78%
Risk-free interest rate	2.64%
Expected option life (years)	2.2 to 5.2
Expected annual dividend yield	0%

Outstanding restricted stock units
Grantee	Company Relationship	RSUs issued	Date of Grant	Vesting Date	Performance Requirement	Exercised to Date
John McKowen	Chairman/CEO	2,480,948	Oct 2010	(1)	(2)	-
		1,400,000	Jan 2012	(1)	(3)	-
Gary Barber	President/COO	1,000,000	Oct 2010	(1)	(2)	-
		1,400,000	Jan 2012	(1)	(3)	-
Wayne Harding	CFO	700,000	Oct 2010	(1)	(2)	366,666
		500,000	Jan 2012	(1)	(3)	-
John Stroh	Director	220,236	Oct 2010	Jan 2011	n/a	220,236
Jolee Henry	Prior Director	400,000	Oct 2010	Jan 2011	n/a	400,000
Employees (5)	Past & Present Employees	880,000	Various	(1)	(4)	150,000
		8,981,184				1,136,902

Outstanding warrants to purchase common stock
Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Dec 2013	$2.50
Broker Dealer Series B Debt	Placement Agent	170,624	Aug 2011	Aug 2011	Sep 2014	$2.50
Boenning Scattergood	Financial Advisor	250,000	May 2011	May 2011	May 2016	$2.00
Investor Group	Investors	300,000	Feb 2012	Mar 2012	(1)	(1)
Wedbush Securities	Financial Advisor	200,000	June 2012	June 2012	June 2017	$1.20
(1) These warrants are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.

No. of Warrants	Exercise Price Per Share	Expiration Date
100,000	$1.00	December 31, 2011*
2,132,800	$2.50	December 31, 2012
170,624	$2.50	September 29, 2014
250,000	$2.50	May 3, 2016

Rights to convertible debt
Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
HCIC Debt holders	Creditors	2,336,731	2010	2010	(1)	(1)
Holders of Series A Debt	Investors	800,000	Feb 2011	Feb 2011	Mar 2014	$2.50
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Jun 2014	$2.50
Holders of Bridge Loan	Investors	(2)	Feb 2012	Feb 2012	(3)	(3)

(1) Expiration is when the note is due which is between January and October 2013. Exercise price is from $1.00 to $1.25/share.

(2) The holders have the right to convert notes at a price discussed in Note 3 so the number of shares issued will be $3,994,000 divided by price per share.

(3) These conversion rights are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.-

ORGANIZATION AND BUSINESS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Sep. 07, 2021	Jul. 31, 2012	Jun. 15, 2012	Sep. 07, 2011	Feb. 28, 2011	Jan. 01, 2011	Dec. 31, 2010	Jan. 29, 2010	Jan. 01, 2010
Notes to Financial Statements
Interest in Huerfano Cucharas Irrigation Company	91.00%							91.00%
Interest in Two Rivers Farms, LLC and Two Rivers Water LLC	100.00%
Interest in Two Rivers Farms F-1 LLC	100.00%
Interest in TR Bessemer, LLC	100.00%
Shares in Bessemer Ditch Company				146
Interest in Orlando Reservoir No.2 Company LLC	100.00%
F-1 convertible promissory notes sold						$ 2,000,000
F-1 convertible promissory note interest rate						5.00%
Repurchase option	$ 1	$ 1					$ 1.44			$ 2
Payment of water resource fee	6,500	6,500
Per acre repurchase price	2,000
Cost of rebuilding and preparing Lascar-Butte Acres			2,203,000
Acquisition percentage in Orlando					100.00%				90.00%
Bridge loan with private lenders	3,994,000
Loan from CEO	994,000
Bridgle loan monthly interest rate	12.00%
Demand deposits			1,341,000
Liquid exchange traded funds			$ 31,000

RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restated consolidated balance sheet (Details) (USD $)	Jun. 30, 2012	Mar. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010
ASSETS:
Cash and cash equivalents	$ 1,341,000	$ 1,500,000	$ 777,000	$ 645,000	$ 2,900,000
Marketable securities, available for sale	31,000		137,000
Advances and accounts receivable	133,000		87,000	38,000
Farm product	244,000		43,000
Deposits and other current assets	50,000		20,000	16,000
Total Current Assets	1,799,000		1,064,000	699,000
Property, equipment and software, net	1,219,000		1,129,000	156,000
Other Assets
Debt issuance costs	527,000		663,000
Land	3,657,000		2,968,000	1,279,000
Water rights and infrastructure			28,786,000	24,216,000
Options on real extate and water shares
Dam and water infrastructure construction in progress	755,000		848,000	489,000
Discontinued operations- assets held for sale
Total Other Assets	35,330,000		33,265,000	26,343,000
TOTAL ASSETS	38,348,000		35,458,000	27,198,000
LIABILITIES & STOCKHOLDERS' EQUITY:
Accounts payable	384,000		631,000	463,000
Current portion of notes payable	10,795,000		32,000
Accrued liabilities	548,000		495,000	114,000
Total Current Liabilities	11,727,000		1,158,000	577,000
Notes Payable - Long Term			13,508,000
Total Liabilities			14,666,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,884,682 and 23,258,494 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	24,000		23,000	20,000
Additional paid-in capital			38,357,000
Accumulated Comprehensive (Loss)	(15,000)		(51,000)
Accumulated (deficit)			(19,699,000)
Total Two Rivers Water Company Shareholders' Equity			18,630,000
Noncontrolling interest in subsidiary	2,166,000		2,162,000	2,111,000
Total Stockholders' Equity			20,792,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY			34,054,000
BalanceSheetChangeMember
LIABILITIES & STOCKHOLDERS' EQUITY:
Notes Payable - Long Term			(1,404,000)
Total Liabilities			(1,404,000)
Stockholders' Equity:
Additional paid-in capital			1,490,000
Accumulated (deficit)			(86,000)
Total Two Rivers Water Company Shareholders' Equity			1,404,000
Total Stockholders' Equity			1,404,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY			1,404,000
BalanceSheetRestatedMember
ASSETS:
Cash and cash equivalents			777,000
Marketable securities, available for sale			137,000
Advances and accounts receivable			87,000
Farm product			43,000
Deposits and other current assets			20,000
Total Current Assets			1,064,000
Property, equipment and software, net			1,129,000
Other Assets
Debt issuance costs			663,000
Land			2,968,000
Water rights and infrastructure			28,786,000
Options on real extate and water shares
Dam and water infrastructure construction in progress			848,000
Discontinued operations- assets held for sale
Total Other Assets			33,265,000
TOTAL ASSETS			35,458,000
LIABILITIES & STOCKHOLDERS' EQUITY:
Accounts payable			631,000
Current portion of notes payable			32,000
Accrued liabilities			495,000
Total Current Liabilities			1,158,000
Notes Payable - Long Term			12,104,000
Total Liabilities			13,262,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,884,682 and 23,258,494 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively			23,000
Additional paid-in capital			39,847,000
Accumulated Comprehensive (Loss)			(51,000)
Accumulated (deficit)			(19,785,000)
Total Two Rivers Water Company Shareholders' Equity			20,034,000
Noncontrolling interest in subsidiary			2,162,000
Total Stockholders' Equity			22,196,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY			$ 35,458,000

RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Breakdown of non-controlling interest in HCIC (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Breakdown of non-controlling interest in HCIC	$ 12,000	$ 24,000	$ 4,000	$ 24,000

RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012
Notes to Financial Statements
Increase in discount on Series B convertible note	$ 1,490,000
Two Rivers Water interest in HCIC		0.91
Non-controlling interest in HCIC		0.09
Value of non-controlling interest in HCIC		2,154,000
Restricted stock units	4,115,474	7,844,282
Options	1,727,562	1,923,200
Warrants	2,653,424	2,853,424
Conversion rights		9,263,531
Unrecognized loss	51,000	15,000
Highly liquid gold-based ETF's	$ 137,000	$ 31,000

NOTES PAYABLE - Summary of Series B note discount and accretion (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2012 Beginning balance	Jun. 30, 2012 2011 discount accretion	Jun. 30, 2012 6 months 2012 accretion	Jun. 30, 2012 Net
Face		$ 5,332,000			$ 5,332,000
Warrant fair value	1,675,000	(1,675,000)	245,000	424,000	(2,496,000)
Beneficial conversion		(1,490,000)
Net		$ 2,167,000	$ 245,000	$ 424,000	$ 2,836,000

NOTES PAYABLE - Summary of company debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Feb. 28, 2011	Dec. 31, 2010
Convertible debt Series A: F-1 assets			$ 2,000,000
Equipment loans: Specific equipment	548,000	495,000		114,000
Prinicpal Balance
HCIC seller carry back: Shares in the HCIC	7,362,400
Orlando purchase: 188 acres of land	187,500
Convertible debt Series A: F-1 assets	2,000,000
Convertible debt Series B:F-2 assets	5,332,000
Bridge Loan: Unsecured	3,994,000
CWCB: Certain Orlando and Farmland assets	1,114,000
FNB - Dionisio Farm: Dionisio farmland and 146.4 shares of BIDC, well permits	900,000
Equipment loans: Specific equipment	138,700
Total	21,028,600
Less: Current portion	(10,794,600)
Net long term due before discounts	10,234,000
Less: Discount on Series B	(2,496,500)
Less: Discount on Bridge Loan	(331,700)
Long Term portion	7,405,800
AccruedInterestMember
HCIC seller carry back: Shares in the HCIC
Orlando purchase: 188 acres of land	10,500
Convertible debt Series A: F-1 assets	50,000
Convertible debt Series B:F-2 assets	159,500
Bridge Loan: Unsecured
CWCB: Certain Orlando and Farmland assets	6,000
FNB - Dionisio Farm: Dionisio farmland and 146.4 shares of BIDC, well permits	2,000
Equipment loans: Specific equipment	700
Total	$ 228,700
InterestRateMember
HCIC seller carry back: Shares in the HCIC, interest rate	6
Orlando purchase: 188 acres of land, interest rate	7
Convertible debt Series A: F-1 assets, interest rate	6
Convertible debt Series B:F-2 assets, interest rate	6
Bridge Loan: Unsecured, interest rate	12
CWCB: Certain Orlando and Farmland assets, interest rate	2.5
Equipment loans: Specific equipment, interest rate	5

NOTES PAYABLE QUARTERLY (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 16, 2012	Aug. 31, 2011	Jul. 31, 2011	Feb. 28, 2011	Jan. 28, 2011
Notes to Financial Statements
Two Rivers Water outstanding note payable to HCIC	$ 7,362,000	$ 7,362,000
Interest rated for outstanding note payable to HCIC	6	0.06
Current portion of outstanding loan payable	6,762,000
Convertible portion of outstanding note payable	2,114,000
Amount of HCIC debt converted		1,575,000
Common stock issued in exchange for converted HCIC debt		722,222
Cash paid in exchange for converted HCIC debt		37,500
Unsecured note issued for converted HCIC debt		37,500
Fair value of consideration in excess of face value		272,000
Loss on extinguishment of note payable		272,000
Early retirement of note		189,000
Gain on forgiveness of HCIC notes		84,000
Purchase of water storage rights from Orlando								3,100,000
Cash portion of payment for water storage rights								100,000
Note issued for water storage rights purchased								3,000,000
Common stock issued for acquistion of Orlando						650,000
Cash paid for acquisition of Orlando						1,412,500
Carryback note issued for acquisiton of Orlando						187,500
Interest rate on carryback note issued						0.07
Value of common stock issued for acquistion of Orlando						1,557,000
Value of acquisition of Orlando				5,195,000
Value of Series A convertible notes issued for financing							2,000,000
Interest rate on Series A notes issued							0.06
Value of Series B convertible notes issued for financing					5,332,000
Interest rate on Series B convertible notes issued					0.06
Percentage of crop revenue paid for financing					0.1
Warrants issued in conjunction with Series B notes					2,132,800
Warrants issued in conjunction with Series A notes					171,000
Fair value of warrants issued					1,675,000
Per share fair value of warrants		$ 0.7854
Broker dealer warrants issued					149,000
Conversion rate for Series B notes issued		$ 1.7146
Value of beneficial conversion feature			325,000
Interest rate on beneficial conversion feature		0.46
Cash recieved from bridge loan	3,994,000
Cash recieved from CEO as part of bridge loan	994,000
Interest rate on outstanding bridge loan	0.12
Common stock issued to bridge loan holders	400,000	3,332
Fair value of common stock issued to lenders	655,000
Cost of Dionisio land and water acquisition	1,500,000
FNB financed portion of Dionisio acquistion	900,000
Cash portion of Dionisio acquisition	600,000
Value of land purchased in Dionisio acquisition	513,000
Value of building purchased in Dionisio acquisition	35,000
Water rights earned in Dionisio acquisition	952,000
Cost of additional facilities received from Dionisio	1,500,000
Percentage of interest owed above corporate base rates	0.01
Corporate base interest rate	325.00%
Minimum interest rate on FNB loan	0.06
Shares of BIDC used to secure FNB loan	146	1,675
Annual payments for FNB loan	$ 76,000

INFORMATION ON BUSINESS SEGMENTS (Details) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Parent	Jun. 30, 2011 Parent	Jun. 30, 2012 FarmsMember	Jun. 30, 2011 FarmsMember	Jun. 30, 2012 WaterMember	Jun. 30, 2011 WaterMember	Jun. 30, 2012 DiscontinuedOperationsMember	Jun. 30, 2011 DiscontinuedOperationsMember	Jun. 30, 2012 TotalOperationsMember	Jun. 30, 2011 TotalOperationsMember
Revenue
Assessments							$ 48
Farm revenue
Water revenue						36				36
Other & misc.						11				11
Less: direct cost of revenue
Gross Margin						47	48			47	48
Total Operating Expenses		3,618	(2,409)	647	(248)	495	(228)			4,760	(2,885)
Total Other Income/(Expense)		1,024	(37)	646	(100)	223	(426)			1,893	(563)
Net (Loss) Income from continuing operations before income taxes		(4,642)	(2,446)	(1,293)	(348)	(671)	(606)			(6,606)	(3,400)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations		(4,642)	(2,446)	(1,293)	(348)	(671)	(606)			(6,606)	(3,400)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	(6,061,000)								(31)		(31)
Income tax benefit
Loss on discontinued operations									(31)		(31)
Non-controlling interest						4	(24)			4	(24)
Net (Loss) Income		(4,642)	(2,446)	(1,293)	(348)	(675)	(630)		(31)	(6,610)	(3,455)
Segment assets		$ 1,959	$ 888	$ 9,135	$ 1,002	$ 27,254	$ 29,497		$ 10	$ 38,348	$ 31,397

EQUITY TRANSACTIONS - Stock options issued and outstanding (Details) (USD $)	Dec. 31, 2011	Jun. 30, 2012 Howard Farkas, former director	Jun. 30, 2012 Employees	Jun. 30, 2012 Wallick Associates, consultant	Jun. 30, 2012 Exercisable
Shares		1,023,200	40,000	600,000	1,663,200
Date of Grant		2006-07	2011-04
Vesting Date		2006-07
Expiration Date	2011-12	2016-07	2021-04
Exercise Price		$ 1.25	$ 3	$ 1.25
Exercised date

EQUITY TRANSACTIONS - Option valuation process (Details)	Jun. 30, 2012 Y	Dec. 31, 2011 Y
Notes to Financial Statements
Expected stock price volatility	0.78
Risk-free interest rate	0.0264
Expected option life (minimum years)	2.2	3.3
Expected option life (maximum years)	5.2	5.2
Expected annual dividend yield	0

EQUITY TRANSACTIONS - Outstanding restricted stock units (Details)	Jun. 30, 2012
John McKowen
RSUs issued October	2,480,948
RSUs issued January	1,400,000
Gary Barber
RSUs issued October	1,000,000
RSUs issued January	1,400,000
Wayne Harding
RSUs issued October	700,000
RSUs issued January	500,000
Exercised to Date	366,666
John Stroh
RSUs issued October	220,236
Vesting Date	2011-01
Exercised to Date	220,236
Jolee Henry
RSUs issued October	400,000
Vesting Date	2011-01
Exercised to Date	400,000
Grantee6Member
RSUs issued October	880,000
Exercised to Date	150,000

EQUITY TRANSACTIONS - Outstanding warrants to purchase common stock (Details) (USD $)	Jun. 30, 2012
Holders of Series B Debt
Shares	2,132,800
Date of Grant	2011-08
Vesting Date	2011-08
Expiration Date	2013-12
Exercise Price	$ 2.5
Broker Dealer Series B Debt
Shares	170,624
Date of Grant	2011-08
Vesting Date	2011-08
Expiration Date	2014-09
Exercise Price	$ 2.5
Boenning Scattergood
Shares	250,000
Date of Grant	2011-05
Vesting Date	2011-05
Expiration Date	2016-05
Exercise Price	$ 2
Investor Group
Shares	300,000
Date of Grant	2012-02
Vesting Date	2012-03
Wedbush Securities
Shares	200,000
Date of Grant	2012-06
Vesting Date	2012-06
Expiration Date	2017-06
Exercise Price	$ 1.2

EQUITY TRANSACTIONS - Rights to convertible debt (Details) (USD $)	Jun. 30, 2012
HCIC Debt holders
Shares	2,336,731
Date of Grant	2010-12
Vesting Date	2010-12
Holders of Series A Debt
Shares	800,000
Date of Grant	2011-02
Vesting Date	2011-02
Expiration date	2014-03
Exercise Price	2.5
Series B [Member]
Shares	2,132,800
Date of Grant	2011-08
Vesting Date	2011-08
Expiration date	2014-06
Exercise Price	2.5
Holders of Bridge Loan
Date of Grant	2012-02
Vesting Date	2012-02

EQUITY TRANSACTIONS QUARTERLY (Details Narrative) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jan. 27, 2012
Notes to Financial Statements
Common stock issued for consulting services						70,000
Common stock issued to creditor						$ 722,000
Value of common stock issued to creditor						1,575,000
Loss from debt retirement						272,000
Common stock issued for April consulting services						100,000
Common stock issued for Board of Director services					50,000
Common stock issued to cover restricted stock units					125,000
Restricted stock units issued to non-executive employee					125,000
Retirement of options					250,000
Strike pricer per option					$ 2
Restricted stock units as portion of grant					100,000
Shares issued to CFO					700,000
Shares issued as portion of grant					200,000
Shares issued to former Board of Director					400,000
Shares issued to investor relations consultants					83,330
Shares issued to participating lenders of Bridge Loan					400,000
Restricted stock units issued to previous employee					25,000
Restricted stock units issued as portion of grant					166,666
Restricted stock units issued to complete grant to former Board of Director					200,000
Restricted stock units issued to vendor					50,000
Restricted stock units issued for consulting services					166,666
Shares issued through exercise of warrants					100,000
Value of options issued					2,149,000
Average share price of options exercised					$ 1.29
Options issued during 2005 plan					204,480
Options issued strike price					$ 1.25
Options issued in conjucntion with debt placement					83,333
Recognized interest expense					3,000
Remainder of options issued					121,147
Fair value of consulting expense					44,000
Shares available for grants					10,000,000
Restricted stock units issued in grant					8,981,184
Options issued in grant					25,000
Balance of shares available for grants					993,816
Stock based compensation expense for the year					7,482,000
Stock based compensation expense	1,036,000	1,000,000	501,000	498,000	2,036,000	999,000
Warrants issued extension							100,000
Price per share for warrants issued							$ 1
Expense for extension of warrants							$ 55,000
Warrants exercised							100,000